UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

    Investment Company Act file number       811-00810
                                      -------------------------------------

                               Phoenix Series Fund
           ----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               56 Prospect Street
                               Hartford, CT 06115
        ----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                    PFPC Inc.
                              301 Bellevue Parkway
                              Wilmington, DE 19809
        -----------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (302) 791-3197
                                                          ------------------

                    Date of fiscal year end: October 31, 2004
                                            -----------------

                    Date of reporting period: April 30, 2004
                                             ---------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

SEMIANNUAL REPORT

[GRAPHIC OMITTED] APRIL 30, 2004



                                                   [GRAPHIC OMITTED]

(LOGO)                                              DO YOU WANT TO
DUFF & PHELPS                                       STOP RECEIVING
INVESTMENT MANAGEMENT CO.                       FUND DOCUMENTS BY MAIL?
[GRAPHIC OMITTED]
                                                         GO TO
                                                PHOENIXINVESTMENTS.COM,
Phoenix-Duff & Phelps                             LOG IN AND SIGN UP
Core Bond Fund                                      FOR E-DELIVERY


(LOGO)
ENGEMANN
ASSET MANAGEMENT
[GRAPHIC OMITTED]

Phoenix-Engemann Aggressive Growth Fund
Phoenix-Engemann Capital Growth Fund


(LOGO)
| GOODWIN |
[GRAPHIC OMITTED]

Phoenix-Goodwin High Yield Fund
Phoenix-Goodwin Money Market Fund


(LOGO)
OAKHURST(R)
[GRAPHIC OMITTED]

Phoenix-Oakhurst Balanced Fund


(LOGO)
PHOENIX
INVESTMENT PARTNERS, LTD.
COMMITTED TO INVESTOR SUCCESS(SM)
[GRAPHIC OMITTED]

MESSAGE FROM THE CHAIRMAN

DEAR SHAREHOLDER:

      Over the last six months, financial services have seen significant change. National news has continued to reflect regulatory attention being paid to a few mutual fund companies' business conduct. In turn, certain industry-wide practices remain under increased scrutiny.

      Your Fund's Board of Trustees recognizes the seriousness of these issues. As a result, it has expanded its review of policies and procedures to insure compliance with applicable rules and regulations. Additionally, the Board has undertaken a review of its own structure and governance protocols to insure that our practices are not only compliant with regulatory standards, but, whenever practical, also conform to best practices that value your interests and help you invest wisely.

      I hope that you'll take time to review the activities and performance information included in this Phoenix Series Fund semiannual report. We witnessed new life in the equity markets, and I am encouraged that our overall economy has begun a more rewarding period. Now is an opportune time for you to review your investments with your financial advisor to be sure your portfolio is best positioned to achieve long-term success.

      Keep in mind that finding the best balance of performance and protection requires discipline and diversification 1. Your investment in Phoenix-Duff & Phelps Core Bond Fund, Phoenix-Engemann Aggressive Growth Fund, Phoenix-Engemann Capital Growth Fund, Phoenix-Goodwin High Yield Fund, Phoenix-Goodwin Money Market Fund, and Phoenix-Oakhurst Balanced Fund may help you in this effort.

      To learn more about your investments and investing, visit
PhoenixInvestments.com.


Sincerely,

/s/ Philip R. McLoughlin

Philip R. McLoughlin
Chairman, Phoenix Funds
MAY 1, 2004

1 DIVERSIFICATION DOES NOT GUARANTEE AGAINST A LOSS, AND THERE IS NO GUARANTEE THAT A DIVERSIFIED PORTFOLIO WILL OUTPERFORM A NON-DIVERSIFIED PORTFOLIO.

The preceding information is the opinion of fund management. There is no guarantee that market forecasts discussed will be realized.




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       Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
     ---------------------------------------------------------------------

TABLE OF CONTENTS


Phoenix-Duff & Phelps Core Bond Fund ........................................  3

Phoenix-Engemann Aggressive Growth Fund .....................................  9

Phoenix-Engemann Capital Growth Fund ........................................ 16

Phoenix-Goodwin High Yield Fund ............................................. 21

Phoenix-Goodwin Money Market Fund ........................................... 31

Phoenix-Oakhurst Balanced Fund .............................................. 36

Notes to Financial Statements ............................................... 47















   This report is not authorized for distribution to prospective investors in the Phoenix Series Fund unless preceded or accompanied by an effective Prospectus which includes information concerning the sales charge, Trust's record and other pertinent information.

PHOENIX-DUFF & PHELPS CORE BOND FUND

                          INVESTMENTS AT APRIL 30, 2004
                                   (UNAUDITED)


                                          STANDARD     PAR
                                          & POOR'S    VALUE
                                           RATING     (000)         VALUE
                                          --------    -----     ------------
U.S. GOVERNMENT SECURITIES--7.2%

U.S. TREASURY BONDS--4.3%
U.S. Treasury Bond 6%, 2/15/26(g) .........  AAA    $ 4,000     $  4,325,624

U.S. TREASURY NOTES--2.9%
U.S. Treasury Note 2.25%, 7/31/04 .........  AAA      1,000        1,002,969
U.S. Treasury Note 1.50%, 3/31/06 .........  AAA      2,000        1,972,110
                                                                ------------
                                                                   2,975,079
                                                                ------------
----------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $7,291,275)                                       7,300,703
----------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED
SECURITIES--33.3%
Fannie Mae 10%, 5/25/04 ...................  AAA         --(e)            49
Fannie Mae 6%, 10/1/14 ....................  AAA      1,204        1,258,527
Fannie Mae 6.50%, '16-'32 .................  AAA      4,133        4,318,229
Fannie Mae 6%, 7/1/17 .....................  AAA      1,559        1,626,754
Fannie Mae 5.50%, '17-'34 .................  AAA      9,801        9,829,092
Fannie Mae TBA 5.50%, 5/1/34 ..............  AAA      2,300        2,296,227
Fannie Mae 6%, 5/1/29 .....................  AAA        677          693,183
Fannie Mae 7.50%, 3/1/31 ..................  AAA        588          628,781
Fannie Mae 7%, 7/1/31 .....................  AAA        699          738,920
Fannie Mae 7%, 9/1/31 .....................  AAA        797          842,838
Fannie Mae 5%, 9/1/33 .....................  AAA      2,895        2,807,007
GNMA 8%, 9/15/05 ..........................  AAA         11           11,341
GNMA 8.50%, 3/15/06 .......................  AAA         12           12,566
GNMA 8.50%, 4/15/06 .......................  AAA          6            6,611
GNMA 8%, 9/15/06 ..........................  AAA          1              855
GNMA 8.50%, 11/15/22 ......................  AAA          4            4,902
GNMA 6.50%, 9/15/28 .......................  AAA        559          584,941
GNMA 7.50%, 9/15/29 .......................  AAA        645          692,659
GNMA 5.50%, 2/15/33 .......................  AAA      2,886        2,889,837
GNMA 5%, 7/15/33 ..........................  AAA      4,842        4,711,563
----------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $33,811,360)                                     33,954,882
----------------------------------------------------------------------------

AGENCY NON MORTGAGE-BACKED
SECURITIES--7.0%
Fannie Mae 5.25%, 1/15/09 .................  AAA      4,000        4,227,740
Fannie Mae 4.375%, 9/15/12(g) .............  AAA      1,200        1,165,206
Fannie Mae 7.125%, 1/15/30 ................  AAA      1,500        1,765,904
----------------------------------------------------------------------------
TOTAL AGENCY NON MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $7,260,757)                                       7,158,850
----------------------------------------------------------------------------


                                          STANDARD     PAR
                                          & POOR'S    VALUE
                                           RATING     (000)         VALUE
                                          --------    -----     ------------
ASSET-BACKED SECURITIES--8.1%
Comed Transitional Funding Trust 98-1, A7
5.74%, 12/25/10 ...........................  AAA    $ 2,000     $  2,146,174

DaimlerChrysler Auto Trust 03-A4 2.88%,
10/8/09 ...................................  AAA      2,600        2,603,130

First USA Credit Card Master Trust 97-2, A
1.23%, 1/17/07(c) .........................  AAA      1,400        1,400,008

PECO Energy Transition Trust 99-A, A6
6.05%, 3/1/09 .............................  AAA      2,000        2,136,153
----------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $8,258,473)                                       8,285,465
----------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--25.4%

AEROSPACE & DEFENSE--1.7%
Honeywell International 7.50%, 3/1/10 .....   A       1,500        1,731,270

ALUMINUM--2.1%
Alcoa, Inc. 6%, 1/15/12 ...................   A-      2,000        2,157,364

AUTOMOBILE MANUFACTURERS--1.6%
General Motors Corp. 7.20%, 1/15/11 .......  BBB      1,500        1,595,025

CONSUMER FINANCE--3.4%
General Electric Capital Corp. 6.75%,
3/15/32 ...................................  AAA      1,000        1,076,608

Household Finance Corp. 8%, 7/15/10 .......   A       2,000        2,354,430
                                                                ------------
                                                                   3,431,038
                                                                ------------

DIVERSIFIED BANKS--1.6%
Citicorp Capital I 7.933%, 2/15/27 ........   A       1,500        1,637,655

ELECTRIC UTILITIES--1.1%
Progress Energy, Inc. 7.10%, 3/1/11 .......  BBB-     1,000        1,114,472

FOREST PRODUCTS--1.4%
Weyerhaeuser Co. 5.95%, 11/1/08 ...........  BBB      1,300        1,388,068

GAS UTILITIES--2.7%
Consolidated Natural Gas Co. 6.85%,
4/15/11 ...................................  BBB+     2,500        2,779,130

INTEGRATED OIL & GAS--1.9%
ConocoPhillips Co. 4.75%, 10/15/12 ........   A-      2,000        1,978,040


                        See Notes to Financial Statements                      3

Phoenix-Duff & Phelps Core Bond Fund


                                          STANDARD     PAR
                                          & POOR'S    VALUE
                                           RATING     (000)         VALUE
                                          --------    -----     ------------
INTEGRATED TELECOMMUNICATION SERVICES--1.1%
Verizon Global Funding Corp. 7.75%,
12/1/30 ...................................  A+     $ 1,000     $  1,144,240

INVESTMENT BANKING & BROKERAGE--3.5%
Merrill Lynch & Co., Inc. 6.50%, 7/15/18 ..  A+       1,500        1,660,948
Morgan Stanley 3.625%, 4/1/08 .............  A+       1,900        1,888,431
                                                                ------------
                                                                   3,549,379
                                                                ------------

MOVIES & ENTERTAINMENT--2.1%
Disney (Walt) Co. (The) 5.50%, 12/29/06 ...  BBB+     2,000        2,105,728

THRIFTS & MORTGAGE FINANCE--1.2%
US Central Credit Union 2.70%, 9/30/09 ....  AAA      1,250        1,227,338
----------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $24,416,103)                                     25,838,747
----------------------------------------------------------------------------


NON-AGENCY MORTGAGE-BACKED
SECURITIES--9.5%
First Union - Lehman Brothers - Bank of
America 98-C2, A2 6.56%, 11/18/08 .........  AAA      2,300        2,517,589

First Union - Lehman Brothers Commercial
Mortgage 97-C1, A3 7.38%, 4/18/07(f) ......  AAA      2,500        2,722,706

JP Morgan Commercial Mortgage Finance
Corp. 97-C5, A2 7.069%, 9/15/29 ...........  AAA        543          559,214

Merrill Lynch Mortgage Investors, Inc.
96-C2, A3 6.96%, 11/21/28 .................  AAA      2,094        2,241,380

Morgan Stanley Capital I 98-WF1, A2
6.55%, 12/15/07 ...........................  AAA      1,500        1,632,286
----------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $8,962,046)                                       9,673,175
----------------------------------------------------------------------------


                                                        SHARES      VALUE
                                                       --------  -----------
DOMESTIC PREFERRED STOCKS--6.2%

OTHER DIVERSIFIED FINANCIAL SERVICES--6.2%
Home Ownership Funding Corp. II Pfd. 144A(b)(c)(d)..   13,522   $  6,345,130
----------------------------------------------------------------------------
TOTAL DOMESTIC PREFERRED STOCKS
(IDENTIFIED COST $7,937,159)                                       6,345,130
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--96.7%
(IDENTIFIED COST $97,937,173)                                     98,556,952
----------------------------------------------------------------------------

SHORT-TERM OBLIGATIONS--2.8%

MONEY MARKET MUTUAL FUNDS--2.8%
SSgA Money Market Fund (0.73% seven
day effective yield) ...............................2,900,139      2,900,139
----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $2,900,139)                                       2,900,139
----------------------------------------------------------------------------

TOTAL INVESTMENTS--99.5%
(IDENTIFIED COST $100,837,312)                                   101,457,091(a)

Other assets and liabilities, net--0.5%                              491,934
                                                                ------------
NET ASSETS--100.0%                                              $101,949,025
                                                                ============




(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $2,902,113 and gross depreciation of $7,793,099 for federal income tax purposes. At April 30, 2004, the aggregate cost of securities for federal income tax purposes was $106,348,077.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2004, these securities amounted to a value of $6,345,130, or 6.2% of net assets.

(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(d) Illiquid. At April 30, 2004, these securities amounted to a value of $6,345,130, or 6.2% of net assets. For acquisition information, please see
    Note 6 Restricted Securities in the Notes to Financial Statements.

(e) The par is less than $1,000.

(f) All or a portion segregated as collateral for a when-issued security.

(g) Security on loan.

4                       See Notes to Financial Statements

Phoenix-Duff & Phelps Core Bond Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2004
                                   (UNAUDITED)


ASSETS
Investment securities at value
   including $5,490,830 of securities on loan
   (Identified cost $100,837,312)                                  $101,457,091
Receivables
   Investment securities sold                                         2,313,652
   Interest                                                             737,986
   Fund shares sold                                                      17,380
   Fund share loss receivable from adviser                                   97
Prepaid expenses                                                            799
                                                                   ------------
     Total assets                                                   104,527,005
                                                                   ------------
LIABILITIES
Payables
   Investment securities purchased                                    2,309,967
   Fund shares repurchased                                              109,874
   Transfer agent fee                                                    50,572
   Investment advisory fee                                               38,140
   Distribution and service fees                                         25,180
   Financial agent fee                                                   10,093
   Trustees' fee                                                             67
Accrued expenses                                                         34,087
                                                                   ------------
     Total liabilities                                                2,577,980
                                                                   ------------
NET ASSETS                                                         $101,949,025
                                                                   ============

NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                   $121,153,989
Distributions in excess of net investment income                       (282,297)
Accumulated net realized loss                                       (19,542,446)
Net unrealized appreciation                                             619,779
                                                                   ------------
NET ASSETS                                                         $101,949,025
                                                                   ============

CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $95,621,046)                  11,134,924
Net asset value per share                                                 $8.59
Offering price per share $8.59/(1-4.75%)                                  $9.02


CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $4,867,624)                      570,049
Net asset value and offering price per share                              $8.54


CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $1,460,355)                      170,536
Net asset value and offering price per share                              $8.56


                             STATEMENT OF OPERATIONS
                         SIXMONTHS ENDED APRIL 30, 2004
                                   (UNAUDITED)


INVESTMENT INCOME
Interest                                                            $ 2,540,230
Dividends                                                               496,663
Security lending                                                          1,012
                                                                    -----------
     Total investment income                                          3,037,905
                                                                    -----------
EXPENSES
Investment advisory fee                                                 242,205
Service fees, Class A                                                   125,530
Distribution and service fees, Class B                                   28,667
Distribution and service fees, Class C                                    7,446
Financial agent fee                                                      52,490
Transfer agent                                                          122,660
Registration                                                             18,815
Professional                                                             15,923
Printing                                                                 11,864
Trustees                                                                 10,162
Custodian                                                                 9,544
Miscellaneous                                                            11,109
                                                                    -----------
     Total expenses                                                     656,415
                                                                    -----------
NET INVESTMENT INCOME                                                 2,381,490
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain on investments                                        472,034
Net change in unrealized appreciation (depreciation) on
   investments                                                       (2,016,888)
                                                                    -----------
NET LOSS ON INVESTMENTS                                              (1,544,854)
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                                       $   836,636
                                                                    ===========


                        See Notes to Financial Statements                     5

Phoenix-Duff & Phelps Core Bond Fund


                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                                  SIX MONTHS
                                                                                                    ENDED
                                                                                                    4/30/04            YEAR ENDED
                                                                                                  (UNAUDITED)           10/31/03
                                                                                                 ------------         ------------
FROM OPERATIONS
   Net investment income (loss)                                                                  $  2,381,490         $  5,268,026
   Net realized gain (loss)                                                                           472,034              824,851
   Net change in unrealized appreciation (depreciation)                                            (2,016,888)          (1,462,090)
                                                                                                 ------------         ------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                    836,636            4,630,787
                                                                                                 ------------         ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                                  (2,645,499)          (6,521,130)
   Net investment income, Class B                                                                    (130,369)            (428,854)
   Net investment income, Class C                                                                     (33,636)             (68,787)
                                                                                                 ------------         ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                       (2,809,504)          (7,018,771)
                                                                                                 ------------         ------------
FROM SHARE TRANSACTIONS

CLASS A
   Proceeds from sales of shares (272,860 and 2,720,631 shares, respectively)                       2,393,731           24,339,370
   Net asset value of shares issued from reinvestment of distributions
      (193,797 and 471,988 shares, respectively)                                                    1,702,989            4,204,423
   Cost of shares repurchased (1,218,669 and 4,199,509 shares, respectively)                      (10,716,411)         (37,436,466)
                                                                                                 ------------         ------------
Total                                                                                              (6,619,691)          (8,892,673)
                                                                                                 ------------         ------------
CLASS B
   Proceeds from sales of shares (32,429 and 151,556 shares, respectively)                            284,204            1,353,216
   Net asset value of shares issued from reinvestment of distributions
      (10,370 and 33,377 shares, respectively)                                                         90,597              296,019
   Cost of shares repurchased (233,766 and 489,759 shares, respectively)                           (2,042,953)          (4,341,638)
                                                                                                 ------------         ------------
Total                                                                                              (1,668,152)          (2,692,403)
                                                                                                 ------------         ------------
CLASS C
   Proceeds from sales of shares (28,174 and 63,107 shares, respectively)                             247,076              570,368
   Net asset value of shares issued from reinvestment of distributions
      (2,855 and 6,129 shares, respectively)                                                           25,021               54,440
   Cost of shares repurchased (19,138 and 46,581 shares, respectively)                               (167,348)            (414,469)
                                                                                                 ------------         ------------
Total                                                                                                 104,749              210,339
                                                                                                 ------------         ------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                   (8,183,094)         (11,374,737)
                                                                                                 ------------         ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                          (10,155,962)         (13,762,721)

NET ASSETS
   Beginning of period                                                                            112,104,987          125,867,708
                                                                                                 ------------         ------------
   END OF PERIOD [INCLUDING DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME, AND
      UNDISTRIBUTED NET INVESTMENT INCOME OF ($282,297) AND $145,717, RESPECTIVELY]              $101,949,025         $112,104,987
                                                                                                 ============         ============


6                       See Notes to Financial Statements

Phoenix-Duff & Phelps Core Bond Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                 CLASS A
                                             --------------------------------------------------------------------------------
                                               SIX MONTHS
                                                  ENDED                           YEAR ENDED OCTOBER 31
                                                 4/30/04    -----------------------------------------------------------------
                                               (UNAUDITED)      2003        2002(3)        2001         2000         1999
Net asset value, beginning of period             $ 8.76        $ 8.93       $ 9.43        $ 8.86       $ 9.04       $ 9.83
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                    0.20(4)       0.39(4)      0.58          0.60         0.59         0.59
   Net realized and unrealized gain (loss)        (0.14)        (0.04)       (0.49)         0.55        (0.16)       (0.78)
                                                 ------        ------       ------        ------       ------       ------
TOTAL FROM INVESTMENT OPERATIONS                   0.06          0.35         0.09          1.15         0.43        (0.19)
                                                 ------        ------       ------        ------       ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income           (0.23)        (0.52)       (0.59)        (0.58)       (0.61)       (0.60)
                                                 ------        ------       ------        ------       ------       ------
      TOTAL DISTRIBUTIONS                         (0.23)        (0.52)       (0.59)        (0.58)       (0.61)       (0.60)
                                                 ------        ------       ------        ------       ------       ------
Change in net asset value                         (0.17)        (0.17)       (0.50)         0.57        (0.18)       (0.79)
                                                 ------        ------       ------        ------       ------       ------
NET ASSET VALUE, END OF PERIOD                   $ 8.59        $ 8.76       $ 8.93        $ 9.43       $ 8.86       $ 9.04
                                                 ======        ======       ======        ======       ======       ======
Total return(1)                                    0.67%(6)      3.96%        1.07%        13.36%        4.98%       (1.97)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)           $95,621      $104,092     $115,184      $129,913     $119,734     $144,923

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                               1.17%(5)     1.16%(2)     1.15%(2)      1.15%        1.17%        1.04 %
   Net investment income                            4.48%(5)     4.37%        5.40%         5.78%        6.01%        5.62 %
Portfolio turnover                                    22%(6)      101%          70%          143%         146%         112 %
                                                                                 CLASS B
                                             --------------------------------------------------------------------------------
                                               SIX MONTHS
                                                  ENDED                           YEAR ENDED OCTOBER 31
                                                 4/30/04    -----------------------------------------------------------------
                                               (UNAUDITED)      2003        2002(3)        2001         2000         1999
Net asset value, beginning of period             $ 8.71        $ 8.89       $ 9.39        $ 8.82       $ 8.97       $ 9.77
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                    0.16(4)       0.32(4)      0.51          0.53         0.50         0.51
   Net realized and unrealized gain (loss)        (0.13)        (0.05)       (0.49)         0.55        (0.14)       (0.78)
                                                 ------        ------       ------        ------       ------       ------
TOTAL FROM INVESTMENT OPERATIONS                   0.03          0.27         0.02          1.08         0.36        (0.27)
                                                 ------        ------       ------        ------       ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income           (0.20)        (0.45)       (0.52)        (0.51)       (0.51)       (0.53)
                                                 ------        ------       ------        ------       ------       ------
      TOTAL DISTRIBUTIONS                         (0.20)        (0.45)       (0.52)        (0.51)       (0.51)       (0.53)
                                                 ------        ------       ------        ------       ------       ------
Change in net asset value                         (0.17)        (0.18)       (0.50)         0.57        (0.15)       (0.80)
                                                 ------        ------       ------        ------       ------       ------
NET ASSET VALUE, END OF PERIOD                   $ 8.54        $ 8.71       $ 8.89        $ 9.39       $ 8.82       $ 8.97
                                                 ======        ======       ======        ======       ======       ======
Total return(1)                                    0.29%(6)      3.08%        0.31%        12.58%        4.21%       (2.77)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)            $4,868        $6,628       $9,471        $9,867       $7,633      $11,737

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                              1.92%(5)      1.91%(2)     1.90%(2)      1.90%        1.91%        1.79 %
   Net investment income                           3.71%(5)      3.62%        4.65%         5.02%        5.25%        4.89 %
Portfolio turnover                                   22%(6)       101%          70%          143%         146%         112 %

(1)  Maximum sales load is not reflected in the total return calculation.
(2) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(3) As required, effective November 1, 2001, the Fund adopted the provision of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and including paydown gains and losses in interest income. The effect of this change for the year ended October 31, 2002, was to decrease net investment income to average net assets from 5.44% to 5.40% for Class A, from 4.67% to 4.65% for Class B, and to increase the ratio of net investment income to average net assets from 4.64% to 4.66% for Class C; to decrease net investment income (loss) per share from $0.59 to $0.58 per share for Class A; and, to increase net realized and unrealized gain (loss) from $(0.50) to $(0.49) per share for Class A. There was no effect on net investment income (loss) per share and net realized and unrealized gain (loss) per share for Class B and Class C. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(4)  Computed using average shares outstanding.
(5)  Annualized.
(6)  Not annualized.

                        See Notes to Financial Statements                      7

Phoenix-Duff & Phelps Core Bond Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                 CLASS C
                                             --------------------------------------------------------------------------------
                                               SIX MONTHS                                                         FROM
                                                  ENDED                    YEAR ENDED OCTOBER 31                INCEPTION
                                                 4/30/04    -------------------------------------------------  10/12/99 TO
                                               (UNAUDITED)      2003        2002(3)        2001         2000     10/31/99
Net asset value, beginning of period             $ 8.73        $ 8.91        $9.41         $8.84        $8.99        $8.96
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                    0.16(4)       0.32(4)      0.51          0.55         0.48         0.03
   Net realized and unrealized gain (loss)        (0.13)        (0.05)       (0.49)         0.52        (0.11)        0.03
                                                 ------        ------       ------        ------       ------       ------
      TOTAL FROM INVESTMENT OPERATIONS             0.03          0.27         0.02          1.07         0.37         0.06
                                                 ------        ------       ------        ------       ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income           (0.20)        (0.45)       (0.52)        (0.50)       (0.52)       (0.03)
                                                 ------        ------       ------        ------       ------       ------
     TOTAL DISTRIBUTIONS                          (0.20)        (0.45)       (0.52)        (0.50)       (0.52)       (0.03)
                                                 ------        ------       ------        ------       ------       ------
Change in net asset value                         (0.17)        (0.18)       (0.50)         0.57        (0.15)        0.03
                                                 ------        ------       ------        ------       ------       ------
NET ASSET VALUE, END OF PERIOD                   $ 8.56        $ 8.73        $8.91         $9.41        $8.84        $8.99
                                                 ======        ======       ======        ======       ======       ======
Total return(1)                                    0.29%(6)      3.06%        0.31%        12.49%        4.30%        0.53%(6)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)            $1,460        $1,385       $1,212          $496         $226         $101

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                              1.92%(5)      1.91%(2)     1.90%(2)      1.90%        1.91%        1.37%(5)
   Net investment income                           3.77%(5)      3.63%        4.66%         5.02%        5.31%        4.97%(5)
Portfolio turnover                                   22%(6)       101%          70%          143%         146%         112%(6)

(1)  Maximum sales load is not reflected in the total return calculation.
(2) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(3) As required, effective November 1, 2001, the Fund adopted the provision of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and including paydown gains and losses in interest income. The effect of this change for the year ended October 31, 2002, was to decrease net investment income to average net assets from 5.44% to 5.40% for Class A, from 4.67% to 4.65% for Class B, and to increase the ratio of net investment income to average net assets from 4.64% to 4.66% for Class C; to decrease net investment income (loss) per share from $0.59 to $0.58 per share for Class A; and, to increase net realized and unrealized gain (loss) from $(0.50) to $(0.49) per share for Class A. There was no effect on net investment income (loss) per share and net realized and unrealized gain (loss) per share for Class B and Class C. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(4)  Computed using average shares outstanding.
(5)  Annualized.
(6)  Not annualized.

8                       See Notes to Financial Statements

PHOENIX-ENGEMANN AGGRESSIVE GROWTH FUND


                          INVESTMENTS AT APRIL 30, 2004
                                   (UNAUDITED)

                                                      SHARES        VALUE
                                                     --------   ------------
DOMESTIC COMMON STOCKS--89.2%

APPAREL RETAIL--2.5%
Chico's FAS, Inc.(b) ...............................   50,000   $  2,036,500
Ross Stores, Inc. ..................................  100,000      3,050,000
                                                                ------------
                                                                   5,086,500
                                                                ------------

APPAREL, ACCESSORIES & LUXURY GOODS--0.5%
Quiksilver, Inc.(b)(h) .............................   50,000      1,081,500

APPLICATION SOFTWARE--6.4%
BEA Systems, Inc.(b) ...............................   50,000        570,500
Citrix Systems, Inc.(b) ............................  100,000      1,905,000
Hyperion Solutions Corp.(b) ........................   65,000      2,494,700
Macromedia, Inc.(b) ................................  190,000      3,914,000
Mercury Interactive Corp.(b) .......................   75,000      3,191,250
TIBCO Software, Inc.(b) ............................  100,000        750,000
                                                                ------------
                                                                  12,825,450
                                                                ------------

ASSET MANAGEMENT & CUSTODY BANKS--0.6%
National Financial Partners Corp. ..................   40,000      1,250,000

BIOTECHNOLOGY--3.0%
Abgenix, Inc.(b) ...................................  140,000      2,277,800
Gilead Sciences, Inc.(b) ...........................   40,000      2,433,200
ICOS Corp.(b)(h) ...................................   20,000        639,800
NPS Pharmaceuticals, Inc.(b) .......................   25,000        626,250
                                                                ------------
                                                                   5,977,050
                                                                ------------

BROADCASTING & CABLE TV--0.4%
United Global Com, Inc.(b) .........................  100,000        748,000

CASINOS & GAMING--5.3%
Alliance Gaming Corp.(b) ...........................   50,000      1,248,500
International Game Technology ......................   45,000      1,698,300
Mandalay Resort Group ..............................   80,000      4,596,000
Station Casinos, Inc. ..............................   55,000      2,479,400
WMS Industries, Inc.(b) ............................   25,000        706,000
                                                                ------------
                                                                  10,728,200
                                                                ------------

COMMUNICATIONS EQUIPMENT--5.1%
3Com Corp.(b) ......................................  200,000      1,232,000
Ditech Communications Corp.(b) .....................  125,000      1,797,500
F5 Networks, Inc.(b) ...............................  125,000      3,175,000
Polycom, Inc.(b) ...................................  120,000      2,289,600
Tellabs, Inc.(b) ...................................  200,000      1,746,000
                                                                ------------
                                                                  10,240,100
                                                                ------------


                                                      SHARES        VALUE
                                                     --------   ------------
COMPUTER & ELECTRONICS RETAIL--0.8%
Best Buy Co., Inc. .................................   30,000   $  1,627,500

COMPUTER STORAGE & PERIPHERALS--3.5%
Unova, Inc.(b) .....................................  400,000      7,000,000

CONSUMER FINANCE--0.7%
Cash America International, Inc. ...................   70,000      1,497,300

DATA PROCESSING & OUTSOURCED SERVICES--2.2%
Alliance Data Systems Corp.(b) .....................  130,000      4,520,100

DIVERSIFIED COMMERCIAL SERVICES--2.6%
Corporate Executive Board Co. (The) ................   65,000      3,357,250
Providence Service Corp.(b) ........................  100,000      1,925,500
                                                                ------------
                                                                   5,282,750
                                                                ------------

ELECTRONIC EQUIPMENT MANUFACTURERS--0.9%
FLIR Systems, Inc.(b) ..............................   20,000        938,200
PerkinElmer, Inc. ..................................   40,000        770,000
                                                                ------------
                                                                   1,708,200
                                                                ------------

EMPLOYMENT SERVICES--0.6%
Manpower, Inc. .....................................   25,000      1,172,500

GENERAL MERCHANDISE STORES--1.7%
Dollar Tree Stores, Inc.(b) ........................   65,000      1,751,750
Family Dollar Stores, Inc. .........................   50,000      1,607,000
                                                                ------------
                                                                   3,358,750
                                                                ------------

HEALTH CARE EQUIPMENT--3.9%
Abaxis, Inc.(b) ....................................   30,000        533,400
Bruker Biosciences Corp.(b) ........................  250,000      1,297,500
I-Flow Corp.(b) ....................................   80,000      1,171,200
Kinetic Concepts, Inc.(b) ..........................   35,000      1,694,000
Varian Medical Systems, Inc.(b) ....................   25,000      2,146,000
Wilson Greatbatch Technologies, Inc.(b) ............   30,000      1,035,000
                                                                ------------
                                                                   7,877,100
                                                                ------------

HEALTH CARE FACILITIES--1.2%
Triad Hospitals, Inc.(b) ...........................   70,000      2,380,700

HEALTH CARE SERVICES--5.0%
Accredo Health, Inc.(b) ............................  110,000      4,251,500
Caremark Rx, Inc.(b) ...............................  120,000      4,062,000
Quest Diagnostics, Inc. ............................   20,000      1,687,000
                                                                ------------
                                                                  10,000,500
                                                                ------------

                        See Notes to Financial Statements                      9

Phoenix-Engemann Aggressive Growth Fund



                                                      SHARES        VALUE
                                                     --------   ------------
HOTELS, RESORTS & CRUISE LINES--0.7%
Hilton Hotels Corp. ................................   80,000   $  1,399,200

INTERNET SOFTWARE & SERVICES--7.1%
24/7 Real Media, Inc.(b)(h) ........................  200,000      1,084,000
aQuantive, Inc.(b) .................................  150,000      1,507,500
Ask Jeeves, Inc.(b) ................................  100,000      3,547,000
Blue Coat Systems, Inc.(b) .........................   80,000      3,567,280
Digitas, Inc.(b) ...................................  100,000        991,000
ValueClick, Inc.(b) ................................  100,000      1,036,000
Yahoo!, Inc.(b) ....................................   50,000      2,523,000
                                                                ------------
                                                                  14,255,780
                                                                ------------

IT CONSULTING & OTHER SERVICES--1.2%
Sapient Corp.(b) ...................................  420,000      2,352,000

LEISURE PRODUCTS--1.0%
Nautilus Group, Inc. (The)(h) ......................  125,000      2,010,000

MANAGED HEALTH CARE--3.5%
Aetna, Inc. ........................................   60,000      4,965,000
Health Net, Inc.(b) ................................   25,000        636,000
PacifiCare Health Systems, Inc.(b) .................   40,000      1,430,400
                                                                ------------
                                                                   7,031,400
                                                                ------------

OIL & GAS EQUIPMENT & SERVICES--0.4%
BJ Services Co.(b) .................................   20,000        890,000

OIL & GAS EXPLORATION & PRODUCTION--0.6%
Evergreen Resources, Inc.(b) .......................   30,000      1,203,900

OTHER DIVERSIFIED FINANCIAL SERVICES--0.5%
CapitalSource, Inc.(b) .............................   50,000      1,053,000

PHARMACEUTICALS--5.5%
Barr Pharmaceuticals, Inc.(b) ......................   60,000      2,485,200
Medicis Pharmaceutical Corp. Class A ...............   80,000      3,433,600
Sepracor, Inc.(b) ..................................   50,000      2,390,500
Valeant Pharmaceuticals International ..............   60,000      1,386,000
Watson Pharmaceuticals, Inc.(b) ....................   40,000      1,424,400
                                                                ------------
                                                                  11,119,700
                                                                ------------

PROPERTY & CASUALTY INSURANCE--0.6%
Infinity Property & Casualty Corp. .................   40,000      1,244,000

RESTAURANTS--4.6%
Applebee's International, Inc. .....................   70,000      2,714,600
Brinker International, Inc.(b) .....................   25,000        961,500
CKE Restaurants, Inc.(b) ...........................  150,000      1,575,000
Panera Bread Co. Class A(b) ........................   30,000      1,226,100


                                                      SHARES        VALUE
                                                     --------   ------------
RESTAURANTS--CONTINUED
Ruby Tuesday, Inc. .................................   40,000   $  1,196,800
Starbucks Corp.(b) .................................   40,000      1,554,400
                                                                ------------
                                                                   9,228,400
                                                                ------------

SEMICONDUCTOR EQUIPMENT--0.3%
Asyst Technologies, Inc.(b) ........................  100,000        661,000

SEMICONDUCTORS--7.8%
Integrated Device Technology, Inc.(b)(h) ...........  120,000      1,614,000
Integrated Silicon Solution, Inc.(b) ...............  350,000      4,805,500
Intersil Corp. Class A .............................  100,000      1,975,000
National Semiconductor Corp.(b) ....................  180,000      7,342,200
                                                                ------------
                                                                  15,736,700
                                                                ------------

SPECIALIZED FINANCE--0.7%
CIT Group, Inc. ....................................   40,000      1,374,800

SPECIALTY STORES--2.4%
Aaron Rents, Inc. ..................................   50,000      1,448,000
Pier 1 Imports, Inc. ...............................   80,000      1,652,800
Sports Authority, Inc. (The)(b) ....................   45,000      1,725,300
                                                                ------------
                                                                   4,826,100
                                                                ------------

STEEL--0.7%
United States Steel Corp. ..........................   50,000      1,431,500

SYSTEMS SOFTWARE--4.7%
Altiris, Inc.(b) ...................................   25,000        632,500
Ascential Software Corp.(b) ........................   50,000        850,000
Novell, Inc.(b) ....................................  400,000      3,856,000
Red Hat, Inc.(b) ...................................   50,000      1,135,500
Symantec Corp.(b) ..................................   40,000      1,802,000
WatchGuard Technologies, Inc.(b) ...................  185,000      1,287,600
                                                                ------------
                                                                   9,563,600
                                                                ------------
----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $150,204,980)                                   179,743,280
----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(g)--6.5%

INTERNET SOFTWARE & SERVICES--3.1%
Sina Corp. (China)(b) ..............................  220,000      6,270,000

PHARMACEUTICALS--1.3%
Teva Pharmaceutical Industries Ltd. ADR (Israel) ...   40,000      2,462,400

SEMICONDUCTORS--2.1%
Marvell Technology Group Ltd. (Bermuda)(b) .........  110,000      4,260,300
----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $6,231,783)                                      12,992,700
----------------------------------------------------------------------------

10                      See Notes to Financial Statements

Phoenix-Engemann Aggressive Growth Fund



                                                      SHARES        VALUE
                                                     --------   ------------
DOMESTIC PREFERRED STOCKS--0.0%

COMMUNICATIONS EQUIPMENT--0.0%
Metro Optix, Inc. Series B Pfd.(b)(c)(d)(e) ........  176,768   $          0
----------------------------------------------------------------------------
TOTAL DOMESTIC PREFERRED STOCKS
(IDENTIFIED COST $1,750,003)                                               0
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--95.7%
(IDENTIFIED COST $158,186,766)                                   192,735,980
----------------------------------------------------------------------------


                                                       PAR
                                                      VALUE
                                                      (000)
                                                     --------
SHORT-TERM OBLIGATIONS--6.5%

FEDERAL AGENCY SECURITIES--0.8%
Freddie Mac 1.875%, 2/15/05 ...................... $    1,550      1,554,746


                                                      SHARES
                                                    ---------
MONEY MARKET MUTUAL FUNDS--2.4%
AIM Short Term Investment Trust Liquid
Assets Portfolio-Institutional Shares
(0.98% seven day effective yield)(f) .............  3,601,037      3,601,037

AIM Short Term Investment Trust Prime
Assets Portfolio-Institutional Shares
(0.93% seven day effective yield)(f) .............          1              1

AIM Short Term Investment Trust Treasury
Assets Portfolio-Institutional Shares
(0.89% seven day effective yield)(f) .............    437,092        437,092

Alliance Bernstein Institutional Reserve
Prime Portfolio (0.88% seven day effective
yield)(f) ........................................     44,282         44,282

Janus Institutional Money Market Fund
(1.01% seven day effective yield)(f) .............    870,081        870,081
                                                                ------------
                                                                   4,952,493
                                                                ------------


                                          STANDARD     PAR
                                          & POOR'S    VALUE
                                           RATING     (000)         VALUE
                                          --------    -----     ------------
COMMERCIAL PAPER--3.3%
Marsh & McLennan Cos., Inc. 1.02%,
5/3/04 ..................................   A-1+     $2,765     $  2,764,844

Deluxe Corp. 1.01%, 5/7/04 ..............   A-1       1,965        1,964,669
Receivables Capital Corp. 1.05%, 5/13/04    A-1+      1,925        1,924,348
                                                                ------------
                                                                   6,653,861
                                                                ------------
----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $13,163,707)                                     13,161,100
----------------------------------------------------------------------------

TOTAL INVESTMENTS--102.2%
(IDENTIFIED COST $171,350,473)                                   205,897,080(a)

Other assets and liabilities, net--(2.2)%                         (4,436,822)
                                                                ------------
NET ASSETS--100.0%                                              $201,460,258
                                                                ============



(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $44,109,666 and gross depreciation of $10,802,289 for federal income tax purposes. At April 30, 2004, the aggregate cost of securities for federal income tax purposes was $172,589,703.
(b)  Non-income producing.
(c) Private placement. For acquisition information, please see Note 6 Restricted Securities in the Notes to Financial Statements.
(d) Illiquid. At April 30, 2004, these securities amounted to a value of $0, or 0% of net assets.
(e) Security valued at fair value as determined in good faith by or under the direction of the Trustees. At April 30, 2004, these securities amounted to a value of $0, or 0% of net assets.
(f) Represents security purchased with cash collateral received for securities on loan.
(g) Foreign Common Stocks are determined based on the country in which the security is issued. The country at risk, noted parenthetically, is determined based on criteria described in Note 2N "Foreign security country determination" in the Notes to Financial Statements.
(h)  Security on loan.

                        See Notes to Financial Statements                     11

Phoenix-Engemann Aggressive Growth Fund



                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2004
                                   (UNAUDITED)


ASSETS
Investment securities at value,
   including $4,645,722 of securities on loan
   (Identified cost $171,350,473)                               $205,897,080
Cash                                                                   3,730
Receivables
   Investment securities sold                                      6,684,686
   Fund shares sold                                                   69,520
   Dividends                                                          35,674
   Fund share loss receivable from adviser                               189
Prepaid expenses                                                       1,299
                                                                ------------
      Total assets                                               212,692,178
                                                                ------------
LIABILITIES
Payables
   Investment securities purchased                                 5,391,963
   Fund shares repurchased                                           530,601
   Collateral on securities loaned                                 4,952,493
   Investment advisory fee                                           148,437
   Transfer agent fee                                                103,842
   Distribution and service fees                                      57,297
   Financial agent fee                                                15,853
   Trustees' fee                                                          67
Accrued expenses                                                      31,367
                                                                ------------
      Total liabilities                                           11,231,920
                                                                ------------
NET ASSETS                                                      $201,460,258
                                                                ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                $292,429,962
Accumulated net investment loss                                   (1,439,092)
Accumulated net realized loss                                   (124,077,219)
Net unrealized appreciation                                       34,546,607
                                                                ------------
NET ASSETS                                                      $201,460,258
                                                                ============
CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $183,240,225)              13,610,527
Net asset value per share                                             $13.46
Offering price per share $13.46/(1-5.75%)                             $14.28

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $17,785,726)                1,448,861
Net asset value and offering price per share                          $12.28

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $434,307)                      35,419
Net asset value and offering price per share                          $12.26


                             STATEMENT OF OPERATIONS
                         SIXMONTHS ENDED APRIL 30, 2004
                                   (UNAUDITED)


INVESTMENT INCOME
Dividends                                                       $    177,214
Interest                                                              47,425
Security lending                                                      13,475
Foreign taxes withheld                                                (1,596)
                                                                ------------
      Total investment income                                        236,518
                                                                ------------
EXPENSES
Investment advisory fee                                              898,975
Service fees, Class A                                                247,805
Distribution and service fees, Class B                                99,054
Distribution and service fees, Class C                                 2,364
Financial agent fee                                                   87,385
Transfer agent                                                       248,437
Printing                                                              23,373
Registration                                                          18,438
Custodian                                                             16,354
Professional                                                          15,186
Trustees                                                              10,162
Miscellaneous                                                          8,608
                                                                ------------
      Total expenses                                               1,676,141
      Custodian fees paid indirectly                                    (531)
                                                                ------------
      Net expenses                                                 1,675,610
                                                                ------------
NET INVESTMENT LOSS                                               (1,439,092)
                                                                ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain on investments                                  13,486,312
Net change in unrealized appreciation (depreciation) on
   investments                                                   (19,375,252)
                                                                ------------
NET LOSS ON INVESTMENTS                                           (5,888,940)
                                                                ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS            $ (7,328,032)
                                                                ============


12                      See Notes to Financial Statements

Phoenix-Engemann Aggressive Growth Fund

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                                    Six Months
                                                                                                      Ended
                                                                                                     4/30/04         Year Ended
                                                                                                   (Unaudited)        10/31/03
                                                                                                  --------------     -----------
FROM OPERATIONS
   Net investment income (loss)                                                                   $   (1,439,092)    $ (2,455,453)
   Net realized gain (loss)                                                                           13,486,312       18,814,366
   Net change in unrealized appreciation (depreciation)                                              (19,375,252)      48,090,471
                                                                                                    ------------     ------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                    (7,328,032)      64,449,384
                                                                                                    ------------     ------------
FROM SHARE TRANSACTIONS

CLASS A
   Proceeds from sales of shares (734,515 and 1,664,444 shares, respectively)                         10,396,563       19,514,372
   Cost of shares repurchased (1,342,460 and 3,520,038 shares, respectively)                         (19,140,032)     (38,875,157)
                                                                                                    ------------     ------------
Total                                                                                                 (8,743,469)     (19,360,785)
                                                                                                    ------------     ------------
CLASS B
   Proceeds from sales of shares (87,711 and 189,663 shares, respectively)                             1,145,149        1,969,455
   Cost of shares repurchased (242,348 and 602,376 shares, respectively)                              (3,164,074)      (6,058,042)
                                                                                                    ------------     ------------
Total                                                                                                 (2,018,925)      (4,088,587)
                                                                                                    ------------     ------------
CLASS C
   Proceeds from sales of shares (3,450 and 17,903 shares, respectively)                                  44,827          198,769
   Cost of shares repurchased (7,819 and 13,391 shares, respectively)                                   (101,570)        (151,503)
                                                                                                    ------------     ------------
Total                                                                                                    (56,743)          47,266
                                                                                                    ------------     ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                         (10,819,137)     (23,402,106)
                                                                                                    ------------     ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                             (18,147,169)      41,047,278

NET ASSETS
   Beginning of period                                                                               219,607,427      178,560,149
                                                                                                    ------------     ------------
   END OF PERIOD [INCLUDING ACCUMULATED NET INVESTMENT LOSS OF ($1,439,092) AND $0, RESPECTIVELY]   $201,460,258     $219,607,427
                                                                                                    ============     ============

                        See Notes to Financial Statements                     13

Phoenix-Engemann Aggressive Growth Fund



                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                     CLASS A
                                             ------------------------------------------------------------------------------------
                                              SIX MONTHS
                                                 ENDED                                YEAR ENDED OCTOBER 31
                                                4/30/04       -------------------------------------------------------------------
                                              (UNAUDITED)         2003         2002(5)        2001          2000          1999
Net asset value, beginning of period            $13.97           $ 9.94        $12.66        $31.99        $24.54        $13.72
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)               (0.09)           (0.14)        (0.15)        (0.12)        (0.14)        (0.08)
   Net realized and unrealized gain (loss)       (0.42)            4.17         (2.57)       (17.12)        10.50         10.90
                                                ------           ------        ------        ------        ------        ------
     TOTAL FROM INVESTMENT OPERATIONS            (0.51)            4.03         (2.72)       (17.24)        10.36         10.82
                                                ------           ------        ------        ------        ------        ------
LESS DISTRIBUTIONS
   Dividends from net investment income             --               --            --            --            --            --
   Distributions from net realized gains            --               --            --         (2.09)        (2.91)           --
                                                ------           ------        ------        ------        ------        ------
     TOTAL DISTRIBUTIONS                            --               --            --         (2.09)        (2.91)           --
                                                ------           ------        ------        ------        ------        ------
Change in net asset value                        (0.51)            4.03         (2.72)       (19.33)         7.45         10.82
                                                ------           ------        ------        ------        ------        ------
NET ASSET VALUE, END OF PERIOD                  $13.46           $13.97        $ 9.94        $12.66        $31.99        $24.54
                                                ======           ======        ======        ======        ======        ======
Total return(1)                                  (3.65)%(7)       40.54 %      (21.49)%      (56.48)%       42.90 %       78.94 %

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)         $183,240         $198,602      $159,767      $250,174      $622,964      $378,427

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                             1.46 %(4)(6)     1.56 %(4)     1.51 %(4)     1.36 %(4)     1.13 %(4)     1.19 %(3)
   Net investment income (loss)                  (1.25)%(6)       (1.24)%       (1.22)%       (0.64)%       (0.43)%       (0.41)%
Portfolio turnover                                  85 %(7)         175 %         172 %         183 %         158 %         167 %

                                                                                     CLASS B
                                             ------------------------------------------------------------------------------------
                                              SIX MONTHS
                                                 ENDED                                YEAR ENDED OCTOBER 31
                                                4/30/04       -------------------------------------------------------------------
                                              (UNAUDITED)         2003         2002(5)        2001          2000          1999
Net asset value, beginning of period            $12.78           $ 9.16        $11.75        $30.13        $23.40        $13.18
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)               (0.14)           (0.20)        (0.23)        (0.24)        (0.38)        (0.22)
   Net realized and unrealized gain (loss)       (0.36)            3.82         (2.36)       (16.05)        10.02         10.44
                                                ------           ------        ------        ------        ------        ------
     TOTAL FROM INVESTMENT OPERATIONS            (0.50)            3.62         (2.59)       (16.29)         9.64         10.22
                                                ------           ------        ------        ------        ------        ------
LESS DISTRIBUTIONS
   Dividends from net investment income             --               --            --            --            --            --
   Distributions from net realized gains            --               --            --         (2.09)        (2.91)           --
                                                ------           ------        ------        ------        ------        ------
     TOTAL DISTRIBUTIONS                            --               --            --         (2.09)        (2.91)           --
                                                ------           ------        ------        ------        ------        ------
Change in net asset value                        (0.50)            3.62         (2.59)       (18.38)         6.73         10.22
                                                ------           ------        ------        ------        ------        ------
NET ASSET VALUE, END OF PERIOD                  $12.28           $12.78        $ 9.16        $11.75        $30.13        $23.40
                                                ======           ======        ======        ======        ======        ======
Total return(1)                                  (3.91)%(7)       39.52 %      (22.04)%      (56.84)%       41.89 %       77.54 %

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)          $17,786          $20,497       $18,470       $28,116       $64,351       $27,334

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                             2.21 %(4)(6)     2.31 %(4)     2.26 %(4)     2.11 %(4)     1.88 %(4)     1.94 %(3)
   Net investment income (loss)                  (2.00)%(6)       (1.99)%       (1.98)%       (1.40)%       (1.20)%       (1.16)%
Portfolio turnover                                  85 %(7)         175 %         172 %         183 %         158 %         167 %

(1)  Maximum sales load is not reflected in the total return calculation.
(2)  Computed using average shares outstanding.
(3) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would be 1.18% and 1.93% for Class A and Class B, respectively.
(4) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(5) As required, effective November 1, 2001, the Fund adopted the provision of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the year ended October 31, 2002, was to decrease net investment income to average net asset from (1.97)% to (1.98)% for Class B. There was no effect on net investment income (loss) per share and net realized and unrealized gain (loss) per share for Class A, B, or Class C. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(6)  Annualized.
(7)  Not annualized.

14                      See Notes to Financial Statements

Phoenix-Engemann Aggressive Growth Fund



                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                            CLASS C
                                                      ---------------------------------------------------
                                                      SIX MONTHS                                  FROM
                                                         ENDED        YEAR ENDED OCTOBER 31,    INCEPTION
                                                        4/30/04       ----------------------    1/2/01 TO
                                                      (UNAUDITED)       2003        2002(4)      10/31/01
Net asset value, beginning of period                    $12.77         $ 9.16       $11.75        $19.48
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                       (0.13)         (0.21)       (0.22)        (0.20)
   Net realized and unrealized gain (loss)               (0.38)          3.82        (2.37)        (7.53)
                                                        ------         ------       ------        ------
     TOTAL FROM INVESTMENT OPERATIONS                    (0.51)          3.61        (2.59)        (7.73)
                                                        ------         ------       ------        ------
Change in net asset value                                (0.51)          3.61        (2.59)        (7.73)
                                                        ------         ------       ------        ------
NET ASSET VALUE, END OF PERIOD                          $12.26         $12.77       $ 9.16        $11.75
                                                        ======         ======       ======        ======
Total return(1)                                          (3.99)%(6)     39.41 %     (22.04)%      (39.62)%(6)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                     $434           $508         $323          $275

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                     2.21 %(3)(5)   2.30 %(3)    2.27 %(3)     2.16 %(3)(5)
   Net investment income (loss)                          (2.00)%(5)     (1.99)%      (1.98)%       (1.41)%(5)
Portfolio turnover                                          85 %(6)       175 %        172 %         183 %(6)

(1)  Maximum sales load is not reflected in the total return calculation.
(2)  Computed using average shares outstanding.
(3) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(4) As required, effective November 1, 2001, the Fund adopted the provision of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the year ended October 31, 2002, was to decrease net investment income to average net asset from (1.97)% to (1.98)% for Class B. There was no effect on net investment income (loss) per share and net realized and unrealized gain (loss) per share for Class A, B, or Class C. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(5)  Annualized.
(6)  Not annualized.

                        See Notes to Financial Statements                     15

PHOENIX-ENGEMANN CAPITAL GROWTH FUND


                          INVESTMENTS AT APRIL 30, 2004
                                   (UNAUDITED)

                                                      SHARES        VALUE
                                                     --------   ------------
DOMESTIC COMMON STOCKS--93.7%

AIR FREIGHT & COURIERS--2.4%
United Parcel Service, Inc. Class B .............     315,000   $ 22,097,250

BIOTECHNOLOGY--5.1%
Amgen, Inc.(b) ..................................     675,000     37,982,250
Gilead Sciences, Inc.(b) ........................     155,000      9,428,650
                                                                ------------
                                                                  47,410,900
                                                                ------------

BROADCASTING & CABLE TV--2.2%
EchoStar Communications Corp. Class A(b) ........     450,000     14,935,500
Univision Communications, Inc. Class A(b) .......     155,800      5,273,830
                                                                ------------
                                                                  20,209,330
                                                                ------------

COMMUNICATIONS EQUIPMENT--7.6%
Cisco Systems, Inc.(b) ..........................   2,085,000     43,513,950
Motorola, Inc. ..................................     815,000     14,873,750
QUALCOMM, Inc. ..................................     200,000     12,492,000
                                                                ------------
                                                                  70,879,700
                                                                ------------

COMPUTER & ELECTRONICS RETAIL--1.0%
Best Buy Co., Inc. ..............................     180,000      9,765,000

COMPUTER HARDWARE--4.9%
Dell, Inc.(b) ...................................     880,000     30,544,800
Hewlett-Packard Co. .............................     775,000     15,267,500
                                                                ------------
                                                                  45,812,300
                                                                ------------

COMPUTER STORAGE & PERIPHERALS--0.9%
EMC Corp.(b) ....................................     715,000      7,979,400

CONSUMER FINANCE--6.0%
American Express Co. ............................     370,000     18,111,500
MBNA Corp. ......................................     832,500     20,296,350
SLM Corp. .......................................     460,000     17,622,600
                                                                ------------
                                                                  56,030,450
                                                                ------------

DIVERSIFIED BANKS--2.8%
Wells Fargo & Co. ...............................     465,000     26,253,900

DIVERSIFIED COMMERCIAL SERVICES--1.5%
Apollo Group, Inc. Class A(b) ...................     150,000     13,632,000

DRUG RETAIL--0.5%
Walgreen Co. ....................................     145,400      5,013,392


                                                      SHARES        VALUE
                                                     --------   ------------
FOOD DISTRIBUTORS--2.6%
Sysco Corp. .....................................     640,000   $ 24,480,000

HEALTH CARE DISTRIBUTORS--3.4%
Cardinal Health, Inc. ...........................     440,000     32,230,000

HEALTH CARE EQUIPMENT--3.5%
Medtronic, Inc. .................................     650,000     32,799,000

HEALTH CARE SERVICES--2.2%
Caremark Rx, Inc.(b) ............................     595,000     20,140,750

HOME IMPROVEMENT RETAIL--3.0%
Lowe's Cos., Inc. ...............................     530,000     27,591,800

HOTELS, RESORTS & CRUISE LINES--1.5%
Carnival Corp. ..................................     340,000     14,507,800

HOUSEHOLD PRODUCTS--2.5%
Colgate-Palmolive Co. ...........................     400,000     23,152,000

HYPERMARKETS & SUPER CENTERS--4.8%
Wal-Mart Stores, Inc. ...........................     780,000     44,460,000

INDUSTRIAL CONGLOMERATES--4.9%
General Electric Co. ............................   1,540,000     46,123,000

INSURANCE BROKERS--2.0%
Marsh & McLennan Cos., Inc. .....................     410,000     18,491,000

INTERNET SOFTWARE & SERVICES--0.9%
Yahoo!, Inc.(b) .................................     175,000      8,830,500

MOTORCYCLE MANUFACTURERS--1.1%
Harley-Davidson, Inc. ...........................     175,000      9,856,000

MOVIES & ENTERTAINMENT--2.3%
Fox Entertainment Group, Inc. Class A(b) ........     785,000     21,862,250

PHARMACEUTICALS--4.8%
Forest Laboratories, Inc.(b) ....................     130,000      8,382,400
Pfizer, Inc. ....................................   1,020,000     36,475,200
                                                                ------------
                                                                  44,857,600
                                                                ------------

PUBLISHING & PRINTING--1.0%
Tribune Co. .....................................     190,000      9,097,200

RESTAURANTS--1.2%
Starbucks Corp.(b) ..............................     285,000     11,075,100


16                      See Notes to Financial Statements

Phoenix-Engemann Capital Growth Fund


                                                      SHARES        VALUE
                                                     --------   ------------
SEMICONDUCTORS--4.0%
Intel Corp. .....................................   1,160,000   $ 29,846,800
Texas Instruments, Inc. .........................     305,000      7,655,500
                                                                ------------
                                                                  37,502,300
                                                                ------------

SOFT DRINKS--3.6%
PepsiCo, Inc. ...................................     625,000     34,056,250

SPECIALTY STORES--2.4%
Staples, Inc. ...................................     855,000     22,024,800

SYSTEMS SOFTWARE--5.3%
Microsoft Corp. .................................   1,905,000     49,472,850

THRIFTS & MORTGAGE FINANCE--1.8%
Fannie Mae ......................................     243,400     16,726,448
----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $755,047,984)                                   874,420,270
----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--3.0%

APPLICATION SOFTWARE--1.9%
SAP AG ADR (Germany) ............................     480,000     17,894,400

PHARMACEUTICALS--1.1%
Teva Pharmaceutical Industries Ltd. ADR (Israel)      170,000     10,465,200
----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $27,575,938)                                     28,359,600
----------------------------------------------------------------------------


                                          STANDARD     PAR
                                          & POOR'S    VALUE
                                           RATING     (000)         VALUE
                                          --------    -----     ------------
AGENCY NON MORTGAGE-BACKED
SECURITIES--0.3%
Fannie Mae 6.50%, 8/15/04 ................  AAA      $2,500     $  2,538,385
----------------------------------------------------------------------------
TOTAL AGENCY NON MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $2,537,925)                                       2,538,385
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.0%
(IDENTIFIED COST $785,161,847)                                   905,318,255
----------------------------------------------------------------------------

SHORT-TERM OBLIGATIONS--4.3%

FEDERAL AGENCY SECURITIES--1.4%
Fannie Mae 1%, 5/12/04 ...................            2,500        2,499,236
Freddie Mac 3.375%, 5/14/04 ..............            4,410        4,413,070
Freddie Mac 1.60%, 12/30/04 ..............            2,000        2,000,330
Freddie Mac 1.875%, 2/15/05 ..............            2,500        2,507,655
Freddie Mac 1.35%, 4/29/05 ...............            1,600        1,594,731
                                                                ------------
                                                                  13,015,022
                                                                ------------

COMMERCIAL PAPER--2.9%
Koch Industries, Inc. 1.02%, 5/3/04 ......  A-1+      3,735        3,734,788
Wal-Mart Stores, Inc. 1%, 5/4/04 .........  A-1+      3,655        3,654,695
Cargill, Inc. 1.04%, 5/7/04 ..............  A-1       2,540        2,539,578
Deluxe Corp. 1.01%, 5/7/04 ...............  A-1         815          814,863
Receivables Capital Corp. 1.03%, 5/7/04 ..  A-1+      1,620        1,619,722
CIT Group, Inc. 1.04%, 5/10/04 ...........  A-1       1,000          999,740
Govco, Inc. 1.03%, 5/12/04 ...............  A-1+      1,000          999,685
Receivables Capital Corp. 1.05%, 5/13/04 .  A-1+      2,795        2,794,054
SPARC, LLC 1.05%, 5/18/04 ................  A-1       1,695        1,694,160
Cargill, Inc. 1.03%, 5/20/04 .............  A-1       2,740        2,738,510

International Lease Finance Corp. 1.03%,
5/27/04 ..................................  A-1+      4,000        3,997,024

UBS Finance Delaware LLC 1.04%,
6/3/04 ...................................  A-1+      1,700        1,698,448
                                                                ------------
                                                                  27,285,267
                                                                ------------
----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $40,310,036)                                     40,300,289
----------------------------------------------------------------------------

TOTAL INVESTMENTS--101.3%
(IDENTIFIED COST $825,471,883)                                   945,618,544(a)

Other assets and liabilities, net--(1.3)%                        (11,800,522)
                                                                ------------
NET ASSETS--100.0%                                              $933,818,022
                                                                ============


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $135,324,701 and gross depreciation of $15,184,523 for federal income tax purposes. At April 30, 2004, the aggregate cost of securities for federal income tax purposes was $825,478,366.
(b)  Non-income producing.
(c) Foreign Common Stocks are determined based on the country in which the security is issued. The country at risk, noted parenthetically, is determined based on criteria described in Note 2N "Foreign security country determination" in the Notes to Financial Statements.

                       See Notes to Financial Statements                      17

Phoenix-Engemann Capital Growth Fund


                       STATEMENT OF ASSETS AND LIABILITIES
                                  APRIL30, 2004
                                   (UNAUDITED)


ASSETS
Investment securities at value
   (Identified cost $825,471,883)                             $  945,618,544
Cash                                                                     130
Receivables
   Investment securities sold                                     23,047,208
   Dividends and interest                                            807,761
   Fund shares sold                                                  575,881
   Fund share loss receivable from adviser                             2,326
Prepaid expenses                                                       5,301
                                                              --------------
     Total assets                                                970,057,151
                                                              --------------
LIABILITIES
Payables
   Investment securities purchased                                33,624,557
   Fund shares repurchased                                         1,289,878
   Investment advisory fee                                           553,926
   Transfer agent fee                                                503,813
   Distribution and service fees                                     210,513
   Financial agent fee                                                55,587
   Trustees' fee                                                          67
Accrued expenses                                                         788
                                                              --------------
     Total liabilities                                            36,239,129
                                                              --------------
NET ASSETS                                                    $  933,818,022
                                                              ==============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $1,270,672,494
Accumulated net investment loss                                   (1,603,052)
Accumulated net realized loss                                   (455,398,081)
Net unrealized appreciation                                      120,146,661
                                                              --------------
NET ASSETS                                                    $  933,818,022
                                                              ==============

CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $913,991,827)              63,790,276
Net asset value per share                                             $14.33
Offering price per share $14.33/(1-5.75%)                             $15.20

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $19,826,195)                1,488,792
Net asset value and offering price per share                          $13.32


                             STATEMENT OF OPERATIONS
                          SIXMONTHS ENDED APRIL30, 2004
                                   (UNAUDITED)


INVESTMENT INCOME
Dividends                                                       $ 4,455,961
Interest                                                            244,447
Security lending                                                        313
Foreign taxes withheld                                               (6,035)
                                                                -----------
     Total investment income                                      4,694,686
                                                                -----------
EXPENSES
Investment advisory fee                                           3,302,695
Service fees, Class A                                             1,151,710
Distribution and service fees, Class B                              111,312
Financial agent fee                                                 318,713
Transfer agent                                                    1,226,755
Printing                                                             93,868
Custodian                                                            31,426
Registration                                                         16,085
Professional                                                         14,104
Trustees                                                             10,162
Miscellaneous                                                        20,908
                                                                -----------
     Total expenses                                               6,297,738
                                                                -----------
NET INVESTMENT LOSS                                              (1,603,052)
                                                                -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain on investments                                 53,825,340
Net change in unrealized appreciation (depreciation) on
   investments                                                  (25,332,437)
                                                                -----------
NET GAIN ON INVESTMENTS                                          28,492,903
                                                                -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            $26,889,851
                                                                ===========

18                      See Notes to Financial Statements

Phoenix-Engemann Capital Growth Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                                     Six Months
                                                                                                       Ended
                                                                                                       4/30/04          Year Ended
                                                                                                     (Unaudited)         10/31/03
                                                                                                    ------------       ------------
FROM OPERATIONS
   Net investment income (loss)                                                                     $ (1,603,052)      $ (4,208,109)
   Net realized gain (loss)                                                                           53,825,340        (15,280,287)
   Net change in unrealized appreciation (depreciation)                                              (25,332,437)       147,133,349
                                                                                                    ------------       ------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                    26,889,851        127,644,953
                                                                                                    ------------       ------------
FROM SHARE TRANSACTIONS

CLASS A
   Proceeds from sales of shares (5,424,993 and 7,371,191 shares, respectively)                       80,500,999         97,400,413
   Cost of shares repurchased (6,176,564 and 13,131,989 shares, respectively)                        (89,565,502)      (160,483,470)
                                                                                                    ------------       ------------
Total                                                                                                 (9,064,503)       (63,083,057)
                                                                                                    ------------       ------------
CLASS B
   Proceeds from sales of shares (93,263 and 215,594 shares, respectively)                             1,260,385          2,497,818
   Cost of shares repurchased (434,988 and 787,208 shares, respectively)                              (5,870,144)        (9,014,270)
                                                                                                    ------------       ------------
Total                                                                                                 (4,609,759)        (6,516,452)
                                                                                                    ------------       ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                         (13,674,262)       (69,599,509)
                                                                                                    ------------       ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                              13,215,589         58,045,444

NET ASSETS
   Beginning of period                                                                               920,602,433        862,556,989
                                                                                                    ------------       ------------
   END OF PERIOD [INCLUDING ACCUMULATED NET INVESTMENT LOSS OF ($1,603,052) AND $0, RESPECTIVELY]   $933,818,022       $920,602,433
                                                                                                    ============       ============

                        See Notes to Financial Statements                     19

Phoenix-Engemann Capital Growth Fund



                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                                     CLASS A
                                             ------------------------------------------------------------------------------------
                                              SIX MONTHS
                                                 ENDED                                YEAR ENDED OCTOBER 31
                                                4/30/04       -------------------------------------------------------------------
                                              (UNAUDITED)         2003         2002(5)        2001          2000          1999
Net asset value, beginning of period            $13.90           $11.89        $13.76        $29.14        $29.61        $24.95
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)               (0.02)           (0.06)        (0.07)        (0.08)        (0.12)        (0.06)
   Net realized and unrealized gain (loss)        0.45             2.07         (1.80)       (13.76)         3.35          7.06
                                                ------           ------        ------        ------        ------        ------
     TOTAL FROM INVESTMENT OPERATIONS             0.43             2.01         (1.87)       (13.84)         3.23          7.00
                                                ------           ------        ------        ------        ------        ------
LESS DISTRIBUTIONS
   Distributions from net realized gains            --               --            --         (1.54)        (3.70)        (2.39)
                                                ------           ------        ------        ------        ------        ------
     TOTAL DISTRIBUTIONS                            --               --            --         (1.54)         (3.70)       (2.39)
                                                ------           ------        ------        ------        ------        ------
Capital contribution from Adviser                   --               --            --            --            --          0.05
                                                ------           ------        ------        ------        ------        ------
Change in net asset value                         0.43             2.01         (1.87)       (15.38)        (0.47)         4.66
                                                ------           ------        ------        ------        ------        ------
NET ASSET VALUE, END OF PERIOD                  $14.33           $13.90        $11.89        $13.76        $29.14        $29.61
                                                ======           ======        ======        ======        ======        ======
Total return(1)                                   3.09 %(7)       16.90 %      (13.59)%      (49.46)%       10.43 %       29.76 %(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)         $913,992         $896,872      $835,713    $1,198,984    $2,796,095    $2,819,742

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                             1.32 %(6)        1.36 %(4)     1.29 %(4)     1.17 %(4)     1.06 %(4)     1.07 %(4)
   Net investment income (loss)                  (0.32)%(6)       (0.49)%       (0.51)%       (0.42)%       (0.39)%       (0.23)%
Portfolio turnover                                  35 %(7)          39 %         109 %          63 %          75 %         100 %

                                                                                     CLASS B
                                             ------------------------------------------------------------------------------------
                                              SIX MONTHS
                                                 ENDED                                YEAR ENDED OCTOBER 31
                                                4/30/04       -------------------------------------------------------------------
                                              (UNAUDITED)         2003         2002(5)        2001          2000          1999
Net asset value, beginning of period            $12.96           $11.17        $13.04        $27.90        $28.68        $24.40
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)               (0.07)           (0.14)        (0.16)        (0.22)        (0.34)        (0.26)
   Net realized and unrealized gain (loss)        0.43             1.93         (1.71)       (13.10)         3.26          6.88
                                                ------           ------        ------        ------        ------        ------
     TOTAL FROM INVESTMENT OPERATIONS             0.36             1.79         (1.87)       (13.32)         2.92          6.62
                                                ------           ------        ------        ------        ------        ------
LESS DISTRIBUTIONS
   Distributions from net realized gains            --               --            --         (1.54)        (3.70)        (2.39)
                                                ------           ------        ------        ------        ------        ------
     TOTAL DISTRIBUTIONS                            --               --            --         (1.54)        (3.70)        (2.39)
                                                ------           ------        ------        ------        ------        ------
Capital contribution from Adviser                   --               --            --            --            --          0.05
                                                ------           ------        ------        ------        ------        ------
Change in net asset value                         0.36             1.79         (1.87)       (14.86)        (0.78)         4.28
                                                ------           ------        ------        ------        ------        ------
NET ASSET VALUE, END OF PERIOD                  $13.32           $12.96        $11.17        $13.04        $27.90        $28.68
                                                ======           ======        ======        ======        ======        ======
Total return(1)                                   2.78 %(7)       16.03 %      (14.34)%      (49.82)%        9.61 %       28.80 %(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)          $19,826          $23,730       $26,844       $41,849      $100,558       $97,963

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                             2.07 %(6)        2.11 %(4)     2.05 %(4)     1.92 %(4)     1.81 %(4)     1.82 %(4)
   Net investment income (loss)                  (1.07)%(6)       (1.24)%       (1.26)%       (1.16)%       (1.14)%       (0.99)%
Portfolio turnover                                  35 %(7)          39 %         109 %          63 %          75 %         100 %

(1)  Maximum sales load is not reflected in the total return calculation.
(2)  Computed using average shares outstanding.
(3) Total return includes the effect of the capital contribution from the Adviser. Without this contribution, total return would have been 29.54% and 28.58% for Class A and Class B, respectively.
(4) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(5) As required, effective November 1, 2001, the Fund adopted the provision of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the year ended October 31, 2002, was to decrease net investment income (loss) to average net assets from (0.50)% to (0.51)% for Class A and from (1.25)% to (1.26)% for Class B, respectively. There was no effect on net investment income (loss) per share and net realized and unrealized gain (loss) per share. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(6)  Annualized.
(7)  Not annualized.

20                      See Notes to Financial Statements

PHOENIX-GOODWIN HIGH YIELD FUND


                          INVESTMENTS AT APRIL 30, 2004
                                   (UNAUDITED)

                                                       PAR
                                           MOODY'S    VALUE
                                           RATING     (000)         VALUE
                                          --------    -----     ------------
ASSET-BACKED SECURITIES--1.4%
ABSC NIMs Trust 03-HE6, A2 7%,
11/27/33 .................................  BB(c)    $  575     $    517,500

Green Tree Financial Corp. 97-4, M1
7.22%, 2/15/29 ...........................   B          650          454,187

Pennant CBO Ltd. 1A, D 13.43%,
3/14/11(g)(i)(m)(n) ......................   Ca       3,416        1,879,035
----------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $4,326,995)                                       2,850,722
----------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--78.8%

AIRLINES--0.8%
Delta Air Lines, Inc. 144A 10%, 8/15/08(b)  CCC(c)      500          302,500
JetBlue Airways Corp. 5.36%, 3/15/08(d) ..   Ba       1,000        1,022,380
Northwest Airlines, Inc. 10%, 2/1/09 .....  Caa         500          395,000
                                                                ------------
                                                                   1,719,880
                                                                ------------

ALTERNATIVE CARRIERS--0.8%
Level 3 Communications, Inc. 9.125%,
5/1/08 ...................................  Caa         500          360,000

Level 3 Financing, Inc. 144A 10.75%,
10/15/11(b) ..............................  Caa       1,000          890,000

Time Warner Telecom, Inc. 10.125%,
2/1/11 ...................................   B          500          420,000
                                                                ------------
                                                                   1,670,000
                                                                ------------

APPAREL, ACCESSORIES & LUXURY GOODS--0.2%
Phillips-Van Heusen Corp. 144A 7.25%,
2/15/11(b) ...............................   B          500          505,000

AUTO PARTS & EQUIPMENT--2.5%
ArvinMeritor, Inc. 8.75%, 3/1/12 .........   Ba         950        1,040,250

CB Cambridge Industries Liquidating Trust
Interests 0%, 12/24/05(e)(f)(g)(i)(m) ....   NR       5,164          193,123

Dana Corp. 6.50%, 3/1/09 .................   Ba         500          527,500
Dana Corp. 7%, 3/15/28 ...................   Ba         500          482,500
Dura Operating Corp. 9%, 5/1/09 ..........   B        1,000        1,000,000
Mark IV Industries, Inc. 7.50%, 9/1/07 ...  Caa         750          708,750

Tenneco Automotive, Inc. Series B 10.25%,
7/15/13 ..................................   B        1,000        1,157,500
                                                                ------------
                                                                   5,109,623
                                                                ------------


                                                       PAR
                                           MOODY'S    VALUE
                                           RATING     (000)         VALUE
                                          --------    -----     ------------
BIOTECHNOLOGY--0.5%
Dade Behring Holdings, Inc. 11.91%,
10/3/10 ..................................   B       $  949     $  1,101,350

BROADCASTING & CABLE TV--8.2%
Avalon Cable LLC 11.875%, 12/1/08 ........  Caa       1,260        1,345,498

Charter Communications Holdings LLC
8.25%, 4/1/07 ............................   Ca       2,000        1,895,000

Charter Communications Holdings LLC
9.92%, 4/1/11(d) .........................   Ca       1,000          840,000

CSC Holdings, Inc. Series B 7.625%,
4/1/11 ...................................   B          750          783,750

DirecTV Holdings LLC 8.375%, 3/15/13 .....   B          700          785,750

Echostar DBS Corp. 144A 6.375%,
10/1/11(b) ...............................   Ba       2,000        2,032,500

Emmis Communications Corp. 0%,
3/15/11(d) ...............................   B        1,604        1,612,020

Insight Midwest LP/ Insight Capital, Inc.
144A 10.50%, 11/1/10(b) ..................   B        1,750        1,916,250

Mediacom LLC / Mediacom Capital Corp.
9.50%, 1/15/13 ...........................   B        1,500        1,500,000

PanAmSat Corp. 8.50%, 2/1/12 .............   Ba       1,000        1,135,000

Paxson Communications Corp. 0%,
1/15/09(d) ...............................  Caa       2,000        1,745,000

Young Broadcasting, Inc. 144A 8.75%,
1/15/14(b) ...............................  Caa       1,000        1,015,000
                                                                ------------
                                                                  16,605,768
                                                                ------------

CASINOS & GAMING--4.0%
American Casino & Entertainment
Properties LLC 144A 7.85%, 2/1/12(b) .....   B          250          257,500

Argosy Gaming Co. 144A 7%, 1/15/14(b) ....   B          500          514,375

Caesars Entertainment, Inc. 8.125%,
5/15/11 ..................................   Ba       1,250        1,387,500

Chumash Casino & Resort Enterprise
144A 9%, 7/15/10(b) ......................   Ba         450          501,750
Mandalay Resort Group 6.50%, 7/31/09 .....   Ba         500          525,000
MGM Mirage, Inc. 8.50%, 9/15/10 ..........   Ba       1,415        1,602,487

                       See Notes to Financial Statements                      21

Phoenix-Goodwin High Yield Fund

                                                       PAR
                                           MOODY'S    VALUE
                                           RATING     (000)         VALUE
                                          --------    -----     ------------
CASINOS & GAMING--CONTINUED
Pinnacle Entertainment, Inc. 8.75%,
10/1/13 ..................................  Caa      $  500     $    507,500

Seneca Gaming Corp. W.I. 144A 7.25%,
5/1/12(b) ................................   B          250          254,350

Waterford Gaming LLC 144A 8.625%,
9/15/12(b) ...............................   B        2,351        2,527,325
                                                                ------------
                                                                   8,077,787
                                                                ------------

CATALOG RETAIL--0.6%
Jafra Cosmetics International, Inc.
10.75%, 5/15/11 ..........................   B        1,000        1,137,500

COMMODITY CHEMICALS--0.9%
Lyondell Chemical Co. 9.50%, 12/15/08 ....   B        1,750        1,837,500

COMMUNICATIONS EQUIPMENT--0.7%
Corning, Inc. 6.20%, 3/15/16 .............   Ba       1,000          975,000
Lucent Technologies, Inc. 6.45%, 3/15/29 .  Caa         500          398,750
                                                                ------------
                                                                   1,373,750
                                                                ------------

CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--1.1%
Terex Corp. 9.25%, 7/15/11 ...............   B        2,000        2,240,000

CONSUMER FINANCE--0.8%
Ford Motor Credit Co. 7%, 10/1/13(h) .....   A        1,500        1,542,645

DATA PROCESSING & OUTSOURCED SERVICES--1.5%
Iron Mountain, Inc. 7.75%, 1/15/15 .......   B        2,950        3,038,500

DEPARTMENT STORES--1.2%
Penney (J.C.) Co., Inc. 9%, 8/1/12 .......   Ba       2,000        2,440,000

DIVERSIFIED CHEMICALS--0.8%
ISP Holdings, Inc. Series B 10.625%,
12/15/09(h) ..............................   B        1,500        1,672,500

DIVERSIFIED COMMERCIAL SERVICES--1.3%
Coinmach Corp. 9%, 2/1/10 ................   B          975        1,038,375

Great Lakes Dredge & Dock Corp. 144A
7.75%, 12/15/13(b) .......................   B          125          123,750

Mobile Mini, Inc. 9.50%, 7/1/13 ..........   B          500          562,500
United Rentals, Inc. 144A 7%, 2/15/14(b) .   B        1,000          935,000
                                                                ------------
                                                                   2,659,625
                                                                ------------

DRUG RETAIL--1.0%
NeighborCare, Inc. 144A 6.875%,
11/15/13(b) ..............................  Ba        2,000        2,050,000


                                                       PAR
                                           MOODY'S    VALUE
                                           RATING     (000)         VALUE
                                          --------    -----     ------------
ELECTRIC UTILITIES--1.7%
CMS Energy Corp. 7.50%, 1/15/09 ..........   B       $  750     $    759,375

Midwest Generation LLC 144A 8.75%,
5/1/34(b) ................................   B        1,000        1,000,000

MSW Energy Holdings II LLC/ MSW
Energy Finance Co. II, Inc. 144A 7.375%,
9/1/10(b) ................................   Ba         325          338,000

MSW Energy Holdings LLC/ MSW Energy
Finance Co., Inc. 8.50%, 9/1/10 ..........   Ba         750          817,500

TECO Energy, Inc. 7.20%, 5/1/11 ..........   Ba         500          502,500
                                                                ------------
                                                                   3,417,375
                                                                ------------

ELECTRICAL COMPONENTS & EQUIPMENT--0.1%
Key Components LLC 10.50%, 6/1/08 ........   B          275          276,375

ENVIRONMENTAL SERVICES--1.5%
Allied Waste Industries, Inc. 7.40%,
9/15/35 ..................................   Ba       2,000        1,860,000

Allied Waste North America Series B
9.25%, 9/1/12(h) .........................   Ba       1,000        1,140,000
                                                                ------------
                                                                   3,000,000
                                                                ------------

FERTILIZERS & AGRICULTURAL CHEMICALS--0.9%
IMC Global, Inc. 10.875%, 8/1/13 .........   B        1,000        1,232,500
Scotts Co. (The) 144A 6.625%, 11/15/13(b).   Ba         500          517,500
                                                                ------------
                                                                   1,750,000
                                                                ------------

FOOD DISTRIBUTORS--1.2%
Nash Finch Co. Series B 8.50%, 5/1/08 ....   B        2,475        2,419,313

FOOD RETAIL--1.2%
Ahold Finance USA, Inc. 8.25%, 7/15/10 ...   B        1,000        1,095,000
Delhaize America, Inc. 8.125%, 4/15/11 ...   Ba         500          560,145
Winn-Dixie Stores, Inc. 8.875%, 4/1/08 ...   Ba         750          686,250
                                                                ------------
                                                                   2,341,395
                                                                ------------

HEALTH CARE DISTRIBUTORS--0.5%
Omnicare, Inc. 6.125%, 6/1/13 ............   Ba       1,000        1,012,500

HEALTH CARE FACILITIES--2.3%
HEALTHSOUTH Corp. 10.75%, 10/1/08 ........   NR         500          502,500
IASIS Healthcare Corp. 8.50%, 10/15/09 ...   B        2,000        2,150,000
Province Healthcare Co. 7.50%, 6/1/13 ....   B        1,000          985,000
Select Medical Corp. 7.50%, 8/1/13 .......   B        1,000        1,062,500
                                                                ------------
                                                                   4,700,000
                                                                ------------

22                       See Notes to Financial Statements

Phoenix-Goodwin High Yield Fund

                                                       PAR
                                           MOODY'S    VALUE
                                           RATING     (000)         VALUE
                                          --------    -----     ------------
HOME FURNISHINGS--0.2%
Interface, Inc. 144A 9.50%, 2/1/14(b) ....  Caa      $  500     $    505,000

HOMEBUILDING--3.3%
K. Hovnanian Enterprises 7.75%,
5/15/13(h) ...............................   Ba       2,000        2,065,000

Meritage Corp. 144A 7%, 5/1/14(b) ........   Ba       1,600        1,568,000
Standard Pacific Corp. 6.875%, 5/15/11 ...   Ba       1,000        1,007,500
WCI Communities, Inc. 10.625%, 2/15/11 ...   Ba       1,950        2,169,375
                                                                ------------
                                                                   6,809,875
                                                                ------------

HOTELS, RESORTS & CRUISE LINES--0.5%
Royal Caribbean Cruises Ltd. 6.875%,
12/1/13 ..................................  Ba          500          503,750

Starwood Hotels & Resorts Worldwide,
Inc. 7.875%, 5/1/12 ......................  Ba          500          549,375
                                                                ------------
                                                                   1,053,125
                                                                ------------

INDUSTRIAL MACHINERY--0.9%
Valmont Industries, Inc. W.I. 144A 6.875%,
5/1/14(b) ................................  Ba          250          251,875

Wolverine Tube, Inc. 10.50%, 4/1/09 ......  B         1,470        1,594,950
                                                                ------------
                                                                   1,846,825
                                                                ------------

INTEGRATED TELECOMMUNICATION SERVICES--2.5%
Citizens Communications Co. 9.25%,
5/15/11 ..................................  Baa       1,000        1,052,433

Primus Telecommunications Group, Inc.
144A 8%, 1/15/14(b) ......................   B          500          462,500

Quest Services Corp. 144A 13%,
12/15/07(b) ..............................  Caa       1,000        1,142,500

Qwest Capital Funding, Inc. 7.90%,
8/15/10 ..................................  Caa       1,000          860,000

Qwest Capital Funding, Inc. 7.625%,
8/3/21 ...................................  Caa       2,000        1,530,000
                                                                ------------
                                                                   5,047,433
                                                                ------------

LEISURE FACILITIES--0.8%
Six Flags, Inc. 144A 9.625%, 6/1/14(b) ...   B        1,000        1,052,500

Town Sports International 144A 0%,
2/1/14(b)(d) .............................  Caa         850          471,750
                                                                ------------
                                                                   1,524,250
                                                                ------------


                                                       PAR
                                           MOODY'S    VALUE
                                           RATING     (000)         VALUE
                                          --------    -----     ------------
METAL & GLASS CONTAINERS--1.3%
BWAY Finance Corp./BWAY Corp. 10%,
10/15/10 .................................   B       $1,000     $  1,085,000

Owens-Brockway Glass Container, Inc.
7.75%, 5/15/11 ...........................   B        1,500        1,578,750
                                                                ------------
                                                                   2,663,750
                                                                ------------

MULTI-UTILITIES & UNREGULATED POWER--7.5%
AES Corp. (The) 9.50%, 6/1/09 ............   B          193          207,475
AES Corp. (The) 144A 8.75%, 5/15/13(b)(h)    B        1,750        1,911,875
Calpine Corp. 7.875%, 4/1/08 .............  Caa       2,250        1,586,250
Calpine Corp. 144A 8.75%, 7/15/13(b) .....  B(c)      1,500        1,320,000
Dynegy Holdings, Inc. 6.875%, 4/1/11 .....  Caa       2,000        1,720,000
El Paso Corp. 7.875%, 6/15/12 ............  Caa       2,500        2,212,500
NRG Energy, Inc. 144A 8%, 12/15/13(b) ....   B          500          506,250
Reliant Energy, Inc. 9.25%, 7/15/10 ......   B        1,500        1,612,500
Williams Cos., Inc. (The) 8.625%, 6/1/10 .   B        2,000        2,210,000
Williams Cos., Inc. (The) 7.75%, 6/15/31 .   B        2,000        1,910,000
                                                                ------------
                                                                  15,196,850
                                                                ------------

OFFICE ELECTRONICS--0.6%
Xerox Corp. 7.125%, 6/15/10 ..............   B        1,250        1,275,000

OFFICE SERVICES & SUPPLIES--0.3%
Williams Scotsman, Inc. 10%, 8/15/08 .....   B          500          542,500

OIL & GAS EXPLORATION & PRODUCTION--2.5%
Chesapeake Energy Corp. 144A 6.875%,
1/15/16(b) ...............................   Ba       1,350        1,377,000

Denbury Resources, Inc. 7.50%, 4/1/13 ....   B        1,000        1,052,500
Forest Oil Corp. 8%, 12/15/11 ............   Ba       1,000        1,110,000
SESI LLC 8.875%, 5/15/11 .................   B        1,500        1,631,250
                                                                ------------
                                                                   5,170,750
                                                                ------------

OIL & GAS REFINING, MARKETING & TRANSPORTATION--1.3%
Premcor Refining Group, Inc. (The)
6.75%, 5/1/14 ............................   Ba       1,000        1,000,000

Teekay Shipping Corp. 8.875%, 7/15/11 ....   Ba       1,450        1,674,750
                                                                ------------
                                                                   2,674,750
                                                                ------------

OTHER DIVERSIFIED FINANCIAL SERVICES--0.4%
Glencore Funding LLC 144A 6%,
4/15/14(b) ...............................  Baa         850          803,277

PACKAGED FOODS & MEATS--2.2%
Del Monte Corp. 8.625%, 12/15/12 .........   B          850          943,500
Dole Foods Co., Inc. 8.875%, 3/15/11 .....   B        1,200        1,284,000
PCC Escrow Corp. 9.25%, 11/15/13 .........   B        2,100        2,205,000
                                                                ------------
                                                                   4,432,500
                                                                ------------

                       See Notes to Financial Statements                      23

Phoenix-Goodwin High Yield Fund

                                                       PAR
                                           MOODY'S    VALUE
                                           RATING     (000)         VALUE
                                          --------    -----     ------------
PAPER PACKAGING--1.5%
Chesapeake Corp. 7.20%, 3/15/05 ..........   B       $2,500     $  2,537,500
Jefferson-Smurfit Corp. 8.25%, 10/1/12 ...   B          500          537,500
                                                                ------------
                                                                   3,075,000
                                                                ------------

PAPER PRODUCTS--1.5%
Bowater, Inc. 4.11%, 3/15/10(d) ..........   Ba       1,335        1,365,038
Georgia Pacific Corp. 8.125%, 5/15/11 ....   Ba       1,500        1,698,750
                                                                ------------
                                                                   3,063,788
                                                                ------------

PHARMACEUTICALS--0.1%
Valeant Pharmaceuticals International 144A
7%, 12/15/11(b) ..........................   B          250          255,000

PROPERTY & CASUALTY INSURANCE--0.6%
First America Capital Trust I 8.50%,
4/15/12 ..................................  Baa       1,000        1,135,000

PUBLISHING & PRINTING--1.1%
Dex Media West LLC/Dex Media Finance
Co. 144A 8.50%, 8/15/10(b) ...............   B          400          440,540

Dex Media West LLC/Dex Media Finance
Co. 144A 9.875%, 8/15/13(b) ..............  Caa         750          825,000

Dex Media, Inc. 144A 0%, 11/15/13(b)(d) ..  Caa       1,525          937,875
                                                                ------------
                                                                   2,203,415
                                                                ------------

REITS--0.9%
iStar Financial, Inc. 144A 5.125%,
4/1/11(b) ................................   Ba       1,000          957,500

iStar Financial, Inc. 144A 5.70%, 3/1/14(b)  Ba       1,000          953,750
                                                                ------------
                                                                   1,911,250
                                                                ------------

RESTAURANTS--0.6%
Yum! Brands, Inc. 7.70%, 7/1/12 ..........  Baa       1,000        1,156,436

SEMICONDUCTOR EQUIPMENT--0.4%
Amkor Technology, Inc. 144A 7.125%,
3/15/11(b) ...............................   B          750          733,125

SPECIALTY CHEMICALS--0.9%
Huntsman Advanced Materials LLC 144A
11%, 7/15/10(b) ..........................   B        1,170        1,333,800

Resolution Performance, Inc. 13.50%,
11/15/10 .................................  Caa         500          417,500
                                                                ------------
                                                                   1,751,300
                                                                ------------

SPECIALTY STORES--2.8%
Affinity Group, Inc. 144A 9%, 2/15/12(b)..   B          500          530,000


                                                       PAR
                                           MOODY'S    VALUE
                                           RATING     (000)         VALUE
                                          --------    -----     ------------
SPECIALTY STORES--CONTINUED
Hollywood Entertainment Corp. 9.625%,
3/15/11 ..................................   B       $  950     $  1,111,500

JohnsonDiversey, Inc. Series B 9.625%,
5/15/12 ..................................   B        2,000        2,200,000

Nebraska Book Co., Inc. 144A 8.625%,
3/15/12(b) ...............................  Caa         500          506,250

Toys R US, Inc. 7.375%, 10/15/18(h) ......   Ba       1,500        1,443,750
                                                                ------------
                                                                   5,791,500
                                                                ------------

STEEL--1.3%
California Steel Industries, Inc. 144A
6.125%, 3/15/14(b) .......................   Ba       1,000          980,000

Steel Dynamics, Inc. 9.50%, 3/15/09 ......   B        1,450        1,627,625
                                                                ------------
                                                                   2,607,625
                                                                ------------

TEXTILES--0.5%
Broder Brothers Co. 144A 11.25%,
10/15/10(b) ..............................   B        1,000          975,000

TOBACCO--0.1%
Standard Commercial Corp. 144A 8%,
4/15/12(b) ...............................   Ba         250          259,375

TRADING COMPANIES & DISTRIBUTORS--1.0%
Park-Ohio Industries, Inc. 9.25%, 12/1/07   Caa         975          979,875
TD Funding Corp. 8.375%, 7/15/11 .........   B        1,000        1,050,000
                                                                ------------
                                                                   2,029,875
                                                                ------------

TRUCKING--0.5%
Amerco, Inc. 12%, 3/15/11 ................   NR       1,000        1,035,000

WIRELESS TELECOMMUNICATION SERVICES--4.4%
Alamosa Delaware, Inc. 144A 8.50%,
1/31/12(b) ...............................  Caa         500          486,250

American Cellular Corp. B 10%, 8/1/11 ....   B        2,000        1,970,000

Dobson Communications Corp. 8.875%,
10/1/13 ..................................  Caa       1,550        1,220,625

IPCS Escrow Co. 144A 11.50%, 5/1/12(b) ...   B          500          510,000

Nextel Communications, Inc. 7.375%,
8/1/15 ...................................   B        1,000        1,043,750

Rural Cellular Corp. 9.75%, 1/15/10 ......  Caa       2,000        1,880,000
Triton PCS, Inc. 9.375%, 2/1/11 ..........   B        2,000        1,905,000
                                                                ------------
                                                                   9,015,625
                                                                ------------
----------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $156,482,308)                                   160,242,585
----------------------------------------------------------------------------

24                      See Notes to Financial Statements

Phoenix-Goodwin High Yield Fund

                                                       PAR
                                           MOODY'S    VALUE
                                           RATING     (000)         VALUE
                                          --------    -----     ------------
FOREIGN GOVERNMENT SECURITIES--0.9%

BRAZIL--0.6%
Federative Republic of Brazil 8%, 4/15/14    B       $  586     $    539,841

Federative Republic of Brazil 8.25%,
1/20/34 ..................................   B          800          592,800
                                                                ------------
                                                                   1,132,641
                                                                ------------

SOUTH AFRICA--0.3%
Republic of South Africa Series R153
13%, 8/31/10 .............................   A        4,000(k)       659,326
----------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $2,054,325)                                       1,791,967
----------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(l)--14.6%

BRAZIL--2.5%
Cia Brasileira de Bebidas 144A 8.75%,
9/15/13(b) ...............................  Baa       1,715        1,813,613

CSN Islands VIII Corp. 144A 9.75%,
12/16/13(b) ..............................   B        1,200        1,086,000

Petrobras International Finance Co.
9.75%, 7/6/11 ............................  Baa       1,000        1,100,000

Petrobras International Finance Co.
9.125%, 7/2/13 ...........................  Ba        1,000        1,007,500
                                                                ------------
                                                                   5,007,113
                                                                ------------

CANADA--4.6%
Abitibi Consolidated, Inc. 6%, 6/20/13 ...   Ba       1,500        1,407,051

Ainsworth Lumber Co. Ltd. 144A 6.75%,
3/15/14(b) ...............................   B          335          333,325

Cascades, Inc. 7.25%, 2/15/13(h) .........   Ba       2,450        2,566,375

CHC Helicopter Corp. 144A 7.375%,
5/1/14(b) ................................   B        1,320        1,343,100

Couche-Tard U.S./Finance Corp. 7.50%,
12/15/13 .................................   Ba         335          353,425

Norske Skog Canada Ltd. 144A 7.375%,
3/1/14(b) ................................   Ba         840          865,200

Nova Chemicals Corp. 6.50%, 1/15/12 ......   Ba         300          301,500



Rogers Wireless Communications, Inc.
144A 6.375%, 3/1/14(b) ...................   Ba         700          661,500

Tembec Industries, Inc. 8.50%, 2/1/11 ....   Ba       1,500        1,537,500
                                                                ------------
                                                                   9,368,976
                                                                ------------


                                                       PAR
                                           MOODY'S    VALUE
                                           RATING     (000)         VALUE
                                          --------    -----     ------------
CAYMAN ISLANDS--0.2%
New ASAT Finance Ltd. 144A 9.25%,
2/1/11(b) ................................   B       $  350     $    371,000

CHILE--0.4%
Enersis SA 144A 7.375%, 1/15/14(b) .......   Ba         750          739,707

IRELAND--1.2%
JSG Funding plc 9.625%, 10/1/12 ..........   B        2,200        2,486,000

LUXEMBOURG--0.4%
Lighthouse Internaional Co. SA 144A
8%, 4/30/14(b) ...........................   B          750          903,560

MEXICO--0.5%
Innova S de R.L. 9.375%, 9/19/13 .........   B        1,000        1,091,250

NETHERLANDS--1.0%
Kazkommerts International Bv 8.50%,
4/16/13 ..................................  Baa       2,000        1,945,000

POLAND--0.0%
Poland Telecom Finance Series B 14%,
12/1/07(e)(f)(g)(i)(m) ...................   NR       4,942           61,770

SWEDEN--0.5%
Stena AB 9.625%, 12/1/12 .................   Ba         950        1,073,500

UNITED KINGDOM--0.6%
Telewest Communications PLC 0%,
2/1/10(e)(f) .............................   Ca       2,000        1,210,000

UNITED STATES--2.2%
Crown European Holdings SA  10.25%,
3/1/11 ...................................  B+(c)     1,500(j)     2,009,410

Tyco International Group SA 6.375%,
10/15/11 .................................  B+(c)     2,250        2,372,798
                                                                ------------
                                                                   4,382,208
                                                                ------------

VENEZUELA--0.5%
PDVSA Finance Ltd. 6.80%, 11/15/08 .......  Caa       1,000          985,000
----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $33,592,053)                                     29,625,084
----------------------------------------------------------------------------

CONVERTIBLE BONDS--0.5%

ELECTRONIC EQUIPMENT MANUFACTURERS--0.5%
SCI Systems, Inc. Cv. 3%, 3/15/07 ........   B        1,000          966,250

----------------------------------------------------------------------------
TOTAL CONVERTIBLE BONDS
(IDENTIFIED COST $964,541)                                           966,250
----------------------------------------------------------------------------

                       See Notes to Financial Statements                      25

Phoenix-Goodwin High Yield Fund

                                                       PAR
                                           MOODY'S    VALUE
                                           RATING     (000)         VALUE
                                          --------    -----     ------------
DEBT INDEX SECURITIES--1.0%
Trac-X NA HY S2 T3 144A 8%, 3/25/09(b) ...   B       $2,000     $  1,971,087
----------------------------------------------------------------------------
TOTAL DEBT INDEX SECURITIES
(IDENTIFIED COST $2,117,500)                                       1,971,087
----------------------------------------------------------------------------

                                                      SHARES
                                                     --------
DOMESTIC PREFERRED STOCKS--0.0%

INTEGRATED TELECOMMUNICATION SERVICES--0.0%
McLeod USA, Inc. Series A Pfd. 2.50% .............    6,727           30,271
----------------------------------------------------------------------------
TOTAL DOMESTIC PREFERRED STOCKS
(IDENTIFIED COST $47,089)                                             30,271
----------------------------------------------------------------------------

DOMESTIC COMMON STOCKS--0.0%

COMMERCIAL PRINTING--0.0%
Sullivan Holdings, Inc. Class C(g)(i)(m) .........       76                0
----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $357,880)                                                 0
----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(l)--0.1%

WIRELESS TELECOMMUNICATION SERVICES--0.1%
Microcell Telecommunications, Inc. Class A
(Canada)(e) ......................................       91            1,673

Microcell Telecommunications, Inc. Class B
(Canada)(e) ......................................   10,855          197,921
----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $79,237)                                            199,594
----------------------------------------------------------------------------


                                                     SHARES         VALUE
                                                    --------    ------------
WARRANTS--0.0%

INTEGRATED TELECOMMUNICATION SERVICES--0.0%
McLeod USA, Inc. Warrants(e) .....................   14,906     $      4,323

WIRELESS TELECOMMUNICATION SERVICES--0.0%
Microcell Telecommunications, Inc. Warrants
Class B(e) .......................................    4,032           16,521

Microcell Telecommunications, Inc. Warrants
Class B(e) .......................................    6,720           35,696
                                                                ------------
                                                                      52,217
                                                                ------------
----------------------------------------------------------------------------
TOTAL WARRANTS
(IDENTIFIED COST $5,217)                                              56,540
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.3%
(IDENTIFIED COST $200,027,145)                                   197,734,100
----------------------------------------------------------------------------


                                                       PAR
                                           MOODY'S    VALUE
                                           RATING     (000)
                                          --------    -----
SHORT-TERM OBLIGATIONS--1.6%

COMMERCIAL PAPER--1.6%
Marsh & McLennan Cos., Inc. 1.02%,
5/3/04 ...................................  A-1+     $3,325        3,324,812
----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $203,351,957)                                     3,324,812
----------------------------------------------------------------------------

TOTAL INVESTMENTS--98.9%
(IDENTIFIED COST $203,351,957)                                   201,058,912(a)

Other assets and liabilities, net--1.1%                            2,261,556
                                                                ------------
NET ASSETS--100.0%                                              $203,320,468
                                                                ============

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $8,202,746 and gross depreciation of $10,721,939 for federal income tax purposes. At April 30, 2004, the aggregate cost of securities for federal income tax purposes was $203,578,105.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2004, these securities amounted to a value of $47,808,797, or 23.5% of net assets.
(c)  As rated by Standard & Poor's or Fitch.
(d) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(e)  Non-income producing.
(f)  Security in default.
(g) Security valued at fair value as determined in good faith by or under the direction of the Trustees. At April 30, 2004, these securities amounted to a value of $2,133,928, or 1% of net assets.
(h) All or a portion segregated as collateral for swaps, when-issued securities and delayed delivery transactions.
(i) Illiquid. At April 30, 2004, these securities amounted to a value of $2,133,928, or 1% of net assets.
(j)  Par value represents Euro.
(k)  Par value represents South African Rand.
(l) Foreign Corporate Bonds and Foreign Common Stocks are determined based on the country in which the security is issued. The country at risk, noted in the header or parenthetically, is determined based on criteria described in
     Note 2N "Foreign security country determination" in the Notes to Financial Statements.
(m) Restricted security. For acquisition information, please see Note 6 Restricted Securities in the Notes to Financial Statements.
(n)  Private placement.

26                      See Notes to Financial Statements

Phoenix-Goodwin High Yield Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2004
                                   (UNAUDITED)

ASSETS
Investment securities at value
   (Identified cost $203,351,957)                               $201,058,912
Cash                                                                 676,286
Receivables
   Interest                                                        4,035,412
   Investment securities sold                                      2,339,070
   Fund shares sold                                                   14,535
   Fund share loss receivable from adviser                            13,571
Prepaid expenses                                                       1,556
                                                                ------------
     Total assets                                                208,139,342
                                                                ------------
LIABILITIES
Payables
   Investment securities purchased                                 3,752,751
   Fund shares repurchased                                           598,610
   Unrealized depreciation on swap agreements                        144,878
   Investment advisory fee                                           110,120
   Transfer agent fee                                                100,010
   Distribution and service fees                                      55,215
   Financial agent fee                                                15,446
   Trustees' fee                                                          67
Accrued expenses                                                      41,777
                                                                ------------
     Total liabilities                                             4,818,874
                                                                ------------
NET ASSETS                                                      $203,320,468
                                                                ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                $429,282,226
Distributions in excess of net investment income                    (137,460)
Accumulated net realized loss                                   (223,385,290)
Net unrealized depreciation                                       (2,439,008)
                                                                ------------
NET ASSETS                                                      $203,320,468
                                                                ============

CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $182,943,736)              36,552,346
Net asset value per share                                              $5.00
Offering price per share $5.00/(1-4.75%)                               $5.25

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $18,056,396)                3,650,978
Net asset value and offering price per share                           $4.95

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $2,320,336)                   467,089
Net asset value and offering price per share                           $4.97


                             STATEMENT OF OPERATIONS
                         SIXMONTHS ENDED APRIL 30, 2004
                                   (UNAUDITED)


INVESTMENT INCOME
Interest                                                          $8,354,092
                                                                  ----------
     Total investment income                                       8,354,092
                                                                  ----------
EXPENSES
Investment advisory fee                                              689,852
Service fees, Class A                                                236,159
Distribution and service fees, Class B                               103,802
Distribution and service fees, Class C                                12,880
Financial agent fee                                                   85,720
Transfer agent                                                       243,594
Printing                                                              24,277
Professional                                                          19,321
Registration                                                          18,065
Custodian                                                             16,589
Trustees                                                              10,162
Miscellaneous                                                         17,769
                                                                  ----------
     Total expenses                                                1,478,190
     Custodian fees paid indirectly                                   (5,078)
                                                                  ----------
     Net expenses                                                  1,473,112
                                                                  ----------
NET INVESTMENT INCOME                                              6,880,980
                                                                  ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain on investments                                   2,298,187
Net realized gain on swap agreements                                 770,171
Net realized loss on foreign currency transactions                  (207,081)
Net change in unrealized appreciation (depreciation) on
   investments                                                    (2,632,322)
Net change in unrealized appreciation (depreciation) on
   swap agreements                                                  (555,166)
Net change in unrealized appreciation (depreciation) on
   foreign currency and foreign currency transactions                138,505
                                                                  ----------
NET LOSS ON INVESTMENTS                                             (187,706)
                                                                  ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $6,693,274
                                                                  ==========

                       See Notes to Financial Statements                      27

Phoenix-Goodwin High Yield Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                                     Six Months
                                                                                                       Ended
                                                                                                       4/30/04        Year Ended
                                                                                                     (Unaudited)       10/31/03
                                                                                                    ------------     ------------
FROM OPERATIONS
   Net investment income (loss)                                                                     $  6,880,980     $ 15,732,544
   Net realized gain (loss)                                                                            2,861,277      (19,997,676)
   Net change in unrealized appreciation (depreciation)                                               (3,048,983)      44,649,724
                                                                                                    ------------     ------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                     6,693,274       40,384,592
                                                                                                    ------------     ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                                     (6,464,372)     (15,216,761)
   Net investment income, Class B                                                                       (642,092)      (1,617,226)
   Net investment income, Class C                                                                        (79,216)        (206,654)
                                                                                                    ------------     ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                          (7,185,680)     (17,040,641)
                                                                                                    ------------     ------------
FROM SHARE TRANSACTIONS

CLASS A
   Proceeds from sales of shares (2,386,038 and 11,371,288 shares, respectively)                      12,163,396       54,998,684
   Net asset value of shares issued from reinvestment of distributions
     (756,006 and 1,841,828 shares, respectively)                                                      3,847,662        8,887,561
   Cost of shares repurchased (4,908,565 and 15,432,485 shares, respectively)                        (25,016,125)     (75,175,386)
                                                                                                    ------------     ------------
Total                                                                                                 (9,005,067)     (11,289,141)
                                                                                                    ------------     ------------
CLASS B
   Proceeds from sales of shares (202,194 and 1,143,581 shares, respectively)                          1,020,741        5,543,480
   Net asset value of shares issued from reinvestment of distributions
     (59,973 and 157,281 shares, respectively)                                                           301,914          750,274
   Cost of shares repurchased (1,142,748 and 1,707,513 shares, respectively)                          (5,752,102)      (8,214,843)
                                                                                                    ------------     ------------
Total                                                                                                 (4,429,447)      (1,921,089)
                                                                                                    ------------     ------------
CLASS C
   Proceeds from sales of shares (69,671 and 701,958 shares, respectively)                               352,210        3,344,239
   Net asset value of shares issued from reinvestment of distributions
     (9,933 and 24,865 shares, respectively)                                                              50,193          119,753
   Cost of shares repurchased (189,459 and 577,967 shares, respectively)                                (958,806)      (2,817,148)
                                                                                                    ------------     ------------
Total                                                                                                   (556,403)         646,844
                                                                                                    ------------     ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                         (13,990,917)     (12,563,386)
                                                                                                    ------------     ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                             (14,483,323)      10,780,565

NET ASSETS
   Beginning of period                                                                               217,803,791      207,023,226
                                                                                                    ------------     ------------
   END OF PERIOD [INCLUDING DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME AND
     UNDISTRIBUTED NET INVESTMENT INCOME OF $(137,460) AND $167,240, RESPECTIVELY]                  $203,320,468     $217,803,791
                                                                                                    ============     ============

28                       See Notes to Financial Statements

Phoenix-Goodwin High Yield Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                     CLASS A
                                             ------------------------------------------------------------------------------------
                                              SIX MONTHS
                                                 ENDED                                YEAR ENDED OCTOBER 31
                                                4/30/04(9)    -------------------------------------------------------------------
                                              (UNAUDITED)         2003(9)      2002(6)        2001          2000          1999
Net asset value, beginning of period            $5.02            $4.51         $5.19         $6.59         $7.53         $7.55
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                  0.17(4)          0.35(4)       0.46(4)       0.65(4)       0.79          0.76
   Net realized and unrealized gain (loss)      (0.02)            0.54         (0.66)        (1.30)        (0.95)           --
                                                -----            -----         -----         -----         -----         -----
     TOTAL FROM INVESTMENT OPERATIONS            0.15             0.89         (0.20)        (0.65)        (0.16)         0.76
                                                -----            -----         -----         -----         -----         -----
LESS DISTRIBUTIONS
   Dividends from net investment income         (0.17)           (0.38)        (0.45)        (0.75)        (0.78)        (0.78)
   Tax return of capital                           --               --         (0.03)           --            --            --
                                                -----            -----         -----         -----         -----         -----
     TOTAL DISTRIBUTIONS                        (0.17)           (0.38)        (0.48)        (0.75)        (0.78)        (0.78)
                                                -----            -----         -----         -----         -----         -----
Change in net asset value                       (0.02)            0.51         (0.68)        (1.40)        (0.94)        (0.02)
                                                -----            -----         -----         -----         -----         -----
NET ASSET VALUE, END OF PERIOD                  $5.00            $5.02         $4.51         $5.19         $6.59         $7.53
                                                =====            =====         =====         =====         =====         =====
Total return(1)                                  2.85%(8)        20.54%        (4.33)%      (10.87)%       (2.65)%       10.16%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)        $182,944         $192,428      $183,028      $235,623      $312,544      $391,057

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                            1.31%(3)(7)      1.32%(3)      1.33 %(5)     1.28 %(3)     1.22 %(3)     1.16%(2)
   Net investment income                         6.57%(7)         7.17%         9.30 %       10.69 %       10.35 %        9.71%
Portfolio turnover                                 71%(8)          176%          114 %         100 %          80 %          73%
                                                                                     CLASS B
                                             ------------------------------------------------------------------------------------
                                              SIX MONTHS
                                                 ENDED                                YEAR ENDED OCTOBER 31
                                                4/30/04(9)    -------------------------------------------------------------------
                                              (UNAUDITED)         2003(9)      2002(6)        2001          2000          1999
Net asset value, beginning of period            $4.96            $4.47         $5.14         $6.54         $7.51         $7.52
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                  0.15(4)          0.31(4)       0.43(4)       0.60(4)       0.72          0.70
   Net realized and unrealized gain (loss)         --(10)         0.52         (0.66)        (1.30)        (0.95)         0.01
                                                -----            -----         -----         -----         -----         -----
     TOTAL FROM INVESTMENT OPERATIONS            0.15             0.83         (0.23)        (0.70)        (0.23)         0.71
                                                -----            -----         -----         -----         -----         -----
LESS DISTRIBUTIONS
   Dividends from net investment income         (0.16)           (0.34)        (0.41)        (0.70)        (0.74)        (0.72)
   Tax return of capital                           --               --         (0.03)           --            --            --
                                                -----            -----         -----         -----         -----         -----
     TOTAL DISTRIBUTIONS                        (0.16)           (0.34)        (0.44)        (0.70)        (0.74)        (0.72)
                                                -----            -----         -----         -----         -----         -----
Change in net asset value                       (0.01)            0.49         (0.67)        (1.40)        (0.97)        (0.01)
                                                -----            -----         -----         -----         -----         -----
NET ASSET VALUE, END OF PERIOD                  $4.95            $4.96         $4.47         $5.14         $6.54         $7.51
                                                =====            =====         =====         =====         =====         =====
Total return(1)                                  2.73%(8)        19.39%        (4.88)%      (11.59)%       (3.52)%        9.37%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)         $18,056          $22,499       $22,074       $30,073       $43,108       $59,547

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                            2.06%(3)(7)      2.07%(3)      2.08 %(5)     2.03 %(3)     1.97 %(3)     1.91%(2)
   Net investment income                         5.82%(7)         6.43%         8.56 %        9.93 %        9.62 %        8.94%
Portfolio turnover                                 71%(8)          176%          114 %         100 %          80 %          73%

(1)  Maximum sales load is not reflected in the total return calculation.
(2) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would have been 1.15% for Class A and the ratio would not differ for Class B.
(3) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(4)  Computed using average shares outstanding.
(5) For the period ended October 31, 2002, the ratio of operating expenses excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would have been 1.32% and 2.07% for Class A and Class B, respectively.
(6) As required, effective November 1, 2001, the Fund adopted the provision of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the year ended October 31, 2002, was to decrease net investment income to average net assets from 9.35% to 9.30% and from 8.61% to 8.56% for Class A and B, respectively, decrease the net investment income (loss) per share from $0.47 to $0.46 for Class A, and increase the net realized and unrealized gain (loss) per share from $(0.67) to $(0.66) for Class A. There was no effect on net investment income (loss) per share for Class B. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(7)  Annualized.
(8)  Not annualized.
(9) As a result of recent changes in generally accepted accounting principles, the Fund has reclassified periodic payments made under swap and high yield debt instruments, previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification for Class A shares was to reduce net investment income per share by $0.01 for the periods ending April 30, 2004 and October 31, 2003. The net investment income ratio for the periods ending April 30, 2004 and October 31, 2003 decreased by 0.54% and 0.30%, respectively. For Class B shares the effect was to reduce net investment income per share by $0.01 for the periods ending April 30, 2004 and October 31, 2003. The net investment income ratio for the periods ending April 30, 2004 and October 31, 2003 decreased by 0.55% and 0.30%, respectively.
(10) Amount is less than $0.01.

                       See Notes to Financial Statements                      29

Phoenix-Goodwin High Yield Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                     CLASS C
                                             ------------------------------------------------------------------------------------
                                              SIX MONTHS
                                                 ENDED                                YEAR ENDED OCTOBER 31
                                                4/30/04(8)    -------------------------------------------------------------------
                                              (UNAUDITED)         2003(8)      2002(5)        2001          2000          1999
Net asset value, beginning of period            $4.99            $4.49         $5.16         $6.56         $7.53         $7.54
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                  0.15(4)          0.31(4)       0.42(4)       0.60(4)       0.73          0.71
   Net realized and unrealized gain (loss)      (0.01)            0.53         (0.65)        (1.30)        (0.96)           --
                                                -----            -----         -----         -----         -----         -----
     TOTAL FROM INVESTMENT OPERATIONS            0.14             0.84         (0.23)        (0.70)        (0.23)         0.71
                                                -----            -----         -----         -----         -----         -----
LESS DISTRIBUTIONS
   Dividends from net investment income         (0.16)           (0.34)        (0.41)        (0.70)        (0.74)        (0.72)
   Tax return of capital                           --               --         (0.03)           --            --            --
                                                -----            -----         -----         -----         -----         -----
     TOTAL DISTRIBUTIONS                        (0.16)           (0.34)        (0.44)        (0.70)        (0.74)        (0.72)
                                                -----            -----         -----         -----         -----         -----
Change in net asset value                       (0.02)            0.50         (0.67)        (1.40)        (0.97)        (0.01)
                                                -----            -----         -----         -----         -----         -----
NET ASSET VALUE, END OF PERIOD                  $4.97            $4.99         $4.49         $5.16         $6.56         $7.53
                                                =====            =====         =====         =====         =====         =====
Total return(1)                                  2.72%(7)        19.30%        (4.88)%      (11.56)%       (3.51)%        9.38%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)          $2,320           $2,877        $1,921        $2,413        $2,689        $3,052

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                            2.06%(2)(6)      2.07%(2)      2.08 %(3)     2.03 %(3)     1.97 %(2)     1.91%(2)
   Net investment income                         5.81%(6)         6.43%         8.52 %        9.92 %        9.69 %        8.85%
Portfolio turnover                                 71%(7)          176%          114 %         100 %          80 %          73%

(1)  Maximum sales load is not reflected in the total return calculation.
(2) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(3) For the periods ended October 31, 2002 and 2001, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would have been 2.07% and 2.02%, respectively.
(4)  Computed using average shares outstanding.
(5) As required, effective November 1, 2001, the Fund adopted the provision of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the year ended October 31, 2002, was to decrease net investment income to average net assets from 8.57% to 8.52%, decrease the net investment income
     (loss) per share from $0.43 to $0.42, and increase net realized and unrealized gain (loss) per share from $(0.66) to $(0.65). Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(6)  Annualized.
(7)  Not annualized.
(8) As a result of recent changes in generally accepted accounting principles, the Fund has reclassified periodic payments made under swap and high yield debt instruments, previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification for Class C shares was to reduce net investment income per share by $0.01 for the period ending April 30, 2004 and $0.02 for October 31, 2003. The net investment income ratio for the periods ending April 30, 2004 and October 31, 2003 decreased by 0.31% and 0.30%, respectively.

30                       See Notes to Financial Statements

PHOENIX-GOODWIN MONEY MARKET FUND

                          INVESTMENTS AT APRIL 30, 2004
                                   (UNAUDITED)

 FACE
 VALUE                                     INTEREST    MATURITY
 (000)    DESCRIPTION                        RATE        DATE         VALUE
-------   -----------                      --------    --------    -----------

FEDERAL AGENCY SECURITIES--26.1%
  2,500  Fannie Mae(c)(d) ................   1.25%       5/4/04    $ 2,500,000
  2,500  FHLB(c)(d) ......................   1.47        5/4/04      2,500,000
  2,500  Fannie Mae Discount Note ........   1.00       5/12/04      2,499,236
  2,500  FHLB(c) .........................   3.38       5/14/04      2,501,879
  2,500  FHLB(c)(d) ......................   1.40        6/8/04      2,500,000
  2,500  FHLB(c)(d) ......................   1.60        6/8/04      2,500,000
  2,500  Fannie Mae(c)(d) ................   1.75       7/28/04      2,500,000
  2,500  FHLB(c)(d) ......................   1.30        8/4/04      2,500,000
  2,500  Fannie Mae(c) ...................   6.50       8/15/04      2,537,812
  1,500  Fannie Mae(c)(d) ................   1.36       10/7/04      1,500,000
  2,500  FHLB(c)(d) ......................   1.50      10/14/04      2,500,000
  2,500  FHLB(c) .........................   3.63      10/15/04      2,526,138
  2,500  FHLB Discount Note ..............   1.31      11/10/04      2,482,442
  2,500  FHLB(c) .........................   1.51       12/8/04      2,500,000
  2,500  FHLB(c) .........................   1.88       2/15/05      2,511,894
  1,000  FFCB(c) .........................   1.30        3/1/05      1,000,000
------------------------------------------------------------------------------
TOTAL FEDERAL AGENCY SECURITIES                                     37,559,401
------------------------------------------------------------------------------

                                                         RESET
                                                          DATE
                                                        --------
FEDERAL AGENCY SECURITIES--VARIABLE(b)--4.2%
    189  SBA (Final Maturity 1/25/21) ....   1.50        5/1/04        189,203
  1,014  SBA (Final Maturity 3/25/24) ....   1.38        5/1/04      1,013,616
    885  SBA (Final Maturity 10/25/22) ...   1.50        7/1/04        884,428
  1,163  SBA (Final Maturity 11/25/21) ...   1.63        7/1/04      1,161,995
    438  SBA (Final Maturity 2/25/23) ....   1.50        7/1/04        438,324
    520  SBA (Final Maturity 2/25/23) ....   1.50        7/1/04        520,473
    270  SBA (Final Maturity 5/25/21) ....   1.50        7/1/04        269,636
  1,559  SBA (Final Maturity 9/25/23) ....   1.38        7/1/04      1,558,622
------------------------------------------------------------------------------
TOTAL FEDERAL AGENCY SECURITIES--VARIABLE                            6,036,297
------------------------------------------------------------------------------

                               STANDARD
                               & POOR'S                MATURITY
                                RATING                   DATE
                               --------                --------

COMMERCIAL PAPER--60.0%
  1,940  Koch Industries LLC ..  A-1+        1.02        5/3/04      1,939,890

    719  Marsh & McLennan
         Cos., Inc. ...........  A-1+        1.02        5/3/04        718,959

    980  Receivables Capital
         Corp. ................  A-1+        1.05        5/3/04        979,943

  2,500  Bank of America Corp.   A-1         1.02        5/4/04      2,499,787


 FACE                          STANDARD
 VALUE                         & POOR'S    INTEREST    MATURITY
 (000)    DESCRIPTION           RATING       RATE        DATE         VALUE
-------   -----------          --------    --------    --------   ------------

    565  Du Pont (E.I.) de
         Nemours & Co. ........  A-1+        1.00%       5/4/04   $    564,953

  2,010  Wal-Mart Stores, Inc.   A-1+        1.00        5/4/04      2,009,832

  1,780  Preferred Receivables
         Funding Corp. ........  A-1         1.03        5/5/04      1,779,796

  1,000  Receivables Capital
         Corp. ................  A-1+        1.03        5/5/04        999,886

  3,000  General Electric
         Capital Corp. ........  A-1+        1.02        5/6/04      2,999,575

  2,350  Cargill, Inc. ........  A-1         1.04        5/7/04      2,349,593
  1,590  CIT Group, Inc. ......  A-1         1.04       5/10/04      1,589,587
  2,500  CIT Group, Inc. ......  A-1         1.05       5/10/04      2,499,344
  2,945  ABSC Capital Corp. ...  A-1         1.06       5/11/04      2,944,133
  1,500  ABSC Capital Corp. ...  A-1         1.07       5/11/04      1,499,554
  1,210  CIT Group, Inc. ......  A-1         1.04       5/11/04      1,209,650
  3,025  Govco, Inc. ..........  A-1+        1.04       5/11/04      3,024,126

    820  Preferred Receivables
         Funding Corp. ........  A-1         1.03       5/11/04        819,765

  2,000  ABSC Capital Corp. ...  A-1         1.07       5/12/04      1,999,346
  2,750  Govco, Inc. ..........  A-1+        1.03       5/12/04      2,749,135

  2,375  International Lease
         Finance Corp. ........  A-1+        1.02       5/13/04      2,374,192

  2,560  Receivables Capital
         Corp.                   A-1+        1.05       5/13/04      2,559,104

    955  Cargill, Inc. ........  A-1         1.02       5/17/04        954,567
  4,965  Deluxe Corp. .........  A-1+        1.05       5/17/04      4,962,683

  1,000  Private Export Funding
         Corp. ................  A-1+        1.00       5/17/04        999,556

  2,500  Receivables Capital
         Corp. ................  A-1+        1.04       5/17/04      2,498,844

  1,500  Deluxe Corp. .........  A-1         1.03       5/18/04      1,499,270
  3,300  SPARC, LLC ...........  A-1         1.05       5/18/04      3,298,364

  2,570  Goldman Sachs Group,
         Inc. .................  A-1         1.03       5/19/04      2,568,676
  3,215  Cargill, Inc. ........  A-1         1.03       5/20/04      3,213,252
  1,200  SPARC, LLC ...........  A-1         1.05       5/20/04      1,199,335
    600  Cargill, Inc. ........   A1         1.03       5/21/04        599,657

                       See Notes to Financial Statements                      31

Phoenix-Goodwin Money Market Fund


 FACE                          STANDARD
 VALUE                         & POOR'S   INTEREST    MATURITY
 (000)    DESCRIPTION           RATING      RATE        DATE         VALUE
-------   -----------          --------   --------    --------   ------------

  1,845  CIT Group, Inc. ......  A-1        1.04%      5/24/04    $ 1,843,774
    490  Govco, Inc. ..........  A-1+       1.05       5/24/04        489,671

  2,500  General Electric
         Capital Corp. ........  A-1+       1.04       5/25/04      2,498,267

  2,335  Private Export Funding
         Corp. ................  A-1+       1.00       5/25/04      2,333,443

  2,500  Private Export Funding
         Corp. ................  A-1+       1.01       5/25/04      2,498,317

  3,685  CAFCO LLC ............  A-1+       1.03       5/27/04      3,682,259
  2,020  CAFCO LLC ............  A-1+       1.02       5/28/04      2,018,455

  1,000  UBS Finance Delaware
         LLC ..................  A-1+       1.04        6/3/04        999,047

    835  Danske Bank ..........  A-1+       1.04        6/4/04        834,180

  2,240  UBS Finance Delaware
         LLC ..................  A-1+       1.04       6/10/04      2,237,412

    885  UBS Finance Delaware
         LLC ..................  A-1+       1.04       6/11/04        883,952

  1,400  Preferred Receivables
         Funding Corp. ........  A-1        1.04       6/21/04      1,397,937

  2,500  Archer Daniels Midland
         Co. ..................  A-1        1.06       8/17/04      2,492,050
-----------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER                                             86,113,118
-----------------------------------------------------------------------------


 FACE                          STANDARD
 VALUE                         & POOR'S   INTEREST    MATURITY
 (000)    DESCRIPTION           RATING      RATE        DATE         VALUE
-------   -----------          --------   --------    --------   ------------

MEDIUM TERM NOTES(c)--7.5%
  1,045  CitiGroup Global
         Markets(b) ...........  AA-        1.46%       5/4/04    $ 1,045,033

  1,500  Merrill Lynch & Co.,
         Inc. .................   A+        5.35       6/15/04      1,507,753

    700  Abbott Laboratories,
         Inc. .................   AA        5.13        7/1/04        704,665

  3,766  Bank of America Corp.     A        7.75       8/15/04      3,835,157

  2,000  Goldman Sachs Group,
         Inc. .................   A+        6.63       12/1/04      2,062,595

    500  Associates Corporation
         of North America .....  AA-        7.97        3/1/05        527,448

    500  General Electric
         Capital Corp. ........  AAA        8.85        4/1/05        534,386

    500  Bank of America Corp.     A        7.63       4/15/05        529,779
-----------------------------------------------------------------------------
TOTAL MEDIUM TERM NOTES                                            10,746,816
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--97.8%
(IDENTIFIED COST $140,455,632)                                    140,455,632(a)

Other assets and liabilities, net--2.2%                             3,181,219
                                                                 ------------
NET ASSETS--100.0%                                               $143,636,851
                                                                 ============


(a) Federal Income Tax Information: At April 30, 2004, the aggregate cost of securities for federal income tax purposes was the same for book and tax purposes.
(b) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(c)  The interest rate shown is the coupon rate.
(d)  Callable. The maturity date shown is the call date.

32                       See Notes to Financial Statements

Phoenix-Goodwin Money Market Fund


                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2004
                                   (UNAUDITED)


ASSETS
Investment securities at value
   (Identified cost $140,455,632)                                 $140,455,632
Cash                                                                    52,590
Receivables
   Fund shares sold                                                  3,216,589
   Interest                                                            361,866
   Investment securities sold                                          180,042
Prepaid expenses                                                         1,440
                                                                  ------------
     Total assets                                                  144,268,159
                                                                  ------------
LIABILITIES
Payables
   Fund shares repurchased                                             451,125
   Transfer agent fee                                                   93,283
   Investment advisory fee                                              37,256
   Financial agent fee                                                  13,122
   Trustees' fee                                                            67
Accrued expenses                                                        36,455
                                                                  ------------
     Total liabilities                                                 631,308
                                                                  ------------
NET ASSETS                                                        $143,636,851
                                                                  ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                  $143,636,851
                                                                  ------------
NET ASSETS                                                        $143,636,851
                                                                  ============

CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $143,636,851)               143,636,851
Net asset value and offering price per share                             $1.00


                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED APRIL 30, 2004
                                   (UNAUDITED)


INVESTMENT INCOME
Interest                                                              $927,758
                                                                      --------
     Total investment income                                           927,758
                                                                      --------
EXPENSES
Investment advisory fee                                                315,190
Distribution and service fees, Class B                                  37,405
Financial agent                                                         69,151
Transfer agent                                                         217,374
Custodian                                                               14,555
Printing                                                                14,088
Professional                                                            13,796
Registration                                                            13,152
Trustees                                                                10,162
Miscellaneous                                                           11,799
                                                                      --------
     Total expenses                                                    716,672
     Less expenses borne by investment adviser                        (320,596)
                                                                      --------
     Net expenses                                                      396,076
                                                                      --------
NET INVESTMENT INCOME                                                 $531,682
                                                                      ========


                       See Notes to Financial Statements                      33

Phoenix-Goodwin Money Market Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                                     Six Months
                                                                                                       Ended
                                                                                                       4/30/04        Year Ended
                                                                                                     (Unaudited)       10/31/03
                                                                                                    ------------     ------------
FROM OPERATIONS
   Net investment income (loss)                                                                     $    531,682     $  1,795,114
                                                                                                    ------------     ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                           531,682        1,795,114
                                                                                                    ------------     ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                                       (527,724)      (1,745,863)
   Net investment income, Class B                                                                         (3,958)         (46,107)
   Net investment income, Class C                                                                             --           (3,144)
                                                                                                    ------------     ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                            (531,682)      (1,795,114)
                                                                                                    ------------     ------------
FROM SHARE TRANSACTIONS

CLASS A
   Proceeds from sales of shares (97,492,541 and 186,783,943 shares, respectively)                    97,492,541      186,783,943
   Net asset value of shares issued from reinvestment of distributions
     (508,137 and 1,707,878 shares, respectively)                                                        508,137        1,707,878
   Cost of shares repurchased (110,462,252 and 216,783,262 shares, respectively)                    (110,462,252)    (216,783,262)
                                                                                                    ------------     ------------
Total                                                                                                (12,461,574)     (28,291,441)
                                                                                                    ------------     ------------
CLASS B
   Proceeds from sales of shares (6,771,780 and 15,356,736 shares, respectively)                       6,771,780       15,356,736
   Net asset value of shares issued from reinvestment of distributions
     (3,080 and 42,697 shares, respectively)                                                               3,080           42,697
   Cost of shares repurchased (22,153,033 and 19,600,770 shares, respectively)                       (22,153,033)     (19,600,770)
                                                                                                    ------------     ------------
Total                                                                                                (15,378,173)      (4,201,337)
                                                                                                    ------------     ------------
CLASS C
   Proceeds from sales of shares (0 and 12,839,058 shares, respectively)                                      --       12,839,058
   Net asset value of shares issued from reinvestment of distributions
     (0 and 2,565 shares, respectively)                                                                       --            2,565
   Cost of shares repurchased (0 and 17,233,969 shares, respectively)                                         --      (17,233,969)
                                                                                                    ------------     ------------
Total                                                                                                         --       (4,392,346)
                                                                                                    ------------     ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                         (27,839,747)     (36,885,124)
                                                                                                    ------------     ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                             (27,839,747)     (36,885,124)

NET ASSETS
   Beginning of period                                                                               171,476,598      208,361,722
                                                                                                    ------------     ------------
   END OF PERIOD                                                                                    $143,636,851     $171,476,598
                                                                                                    ============     ============

34                       See Notes to Financial Statements

Phoenix-Goodwin Money Market Fund


                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                 CLASS A
                                        ----------------------------------------------------------------------------------------
                                         SIX MONTHS
                                            ENDED                                YEAR ENDED OCTOBER 31
                                           4/30/04       -----------------------------------------------------------------------
                                         (UNAUDITED)        2003            2002            2001            2000           1999
Net asset value, beginning of period       $ 1.00          $ 1.00          $ 1.00          $ 1.00          $ 1.00         $ 1.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                    0.004           0.010           0.014           0.042           0.054          0.044
                                           ------          ------          ------          ------          ------         ------
     TOTAL FROM INVESTMENT OPERATIONS       0.004           0.010           0.014           0.042           0.054          0.044
                                           ------          ------          ------          ------          ------         ------
LESS DISTRIBUTIONS
   Dividends from net investment income    (0.004)         (0.010)         (0.014)         (0.042)         (0.054)        (0.044)
                                           ------          ------          ------          ------          ------         ------
Change in net asset value                      --              --              --              --              --             --
                                           ------          ------          ------          ------          ------         ------
NET ASSET VALUE, END OF PERIOD             $ 1.00          $ 1.00          $ 1.00          $ 1.00          $ 1.00         $ 1.00
                                           ======          ======          ======          ======          ======         ======
Total return                                 0.36%(4)        1.00%           1.38%           4.23%           5.59%          4.47%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)    $143,637        $156,098        $184,390        $184,349        $164,125       $205,066

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                        0.46%(2)(3)     0.37%(1)(2)     0.79%(1)(2)     0.85%(1)(2)     0.80%(1)       0.77%(1)
   Net investment income                     0.71%(3)        1.00%           1.37%           4.12%           5.41%          4.41%

(1) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(2) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.86%, 0.87%, 0.86% and 0.84% for the periods ended April 30, 2004, October 31, 2003, 2002 and 2001, respectively.
(3)  Annualized.
(4)  Not annualized.

                       See Notes to Financial Statements                      35

PHOENIX-OAKHURST BALANCED FUND

                          INVESTMENTS AT APRIL 30, 2004
                                   (UNAUDITED)

                                          STANDARD     PAR
                                          & POOR'S    VALUE
                                           RATING     (000)         VALUE
                                          --------    -----     ------------
AGENCY MORTGAGE-BACKED SECURITIES--3.9%
Fannie Mae 5%, 8/25/12 ...................  AAA     $ 7,000     $  7,175,328
Fannie Mae 6%, 5/1/17 ....................  AAA         729          761,067
Fannie Mae 5.50%, 8/1/17 .................  AAA       1,067        1,095,508
Fannie Mae 6%, 11/1/31 ...................  AAA       4,241        4,339,103
Fannie Mae 6%, 12/1/32 ...................  AAA         370          378,383
Fannie Mae 5%, 4/1/34 ....................  AAA       3,983        3,862,247
Fannie Mae TBA 5.50%, 5/25/34 ............  AAA       7,000        6,990,156
GNMA 6.50%, '23-'32 ......................  AAA      13,679       14,346,306
----------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $38,428,578)                                     38,948,098
----------------------------------------------------------------------------

AGENCY NON MORTGAGE-BACKED
SECURITIES--0.4%
Freddie Mac 5.20%, 3/5/19 ................  AAA       4,000        3,852,092
----------------------------------------------------------------------------
TOTAL AGENCY NON MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $3,956,815)                                       3,852,092
----------------------------------------------------------------------------


MUNICIPAL BONDS--4.8%

CALIFORNIA--1.6%
Alameda Corridor Transportation Authority
Revenue Taxable Series C 6.50%, 10/1/19 ..  AAA       1,100        1,202,410

Alameda Corridor Transportation Authority
Revenue Taxable Series C 6.60%, 10/1/29 ..  AAA       2,750        2,948,523

Fresno County Pension Obligation Revenue
Taxable 6.21%, 8/15/06 ...................  AAA       1,000        1,081,830

Pasadena Pension Funding Revenue
Taxable Series A 6.95%, 5/15/07 ..........  AAA       1,915        2,129,423

Pasadena Pension Funding Revenue
Taxable Series A 7.05%, 5/15/09 ..........  AAA       2,500        2,869,875

Pasadena Pension Funding Revenue
Taxable Series A 7.15%, 5/15/11 ..........  AAA         565          658,044

Sonoma County Pension Obligation
Revenue Taxable 6.625%, 6/1/13 ...........  AAA       4,265        4,752,148
                                                                ------------
                                                                  15,642,253
                                                                ------------

COLORADO--0.2%
Denver City and County School District 01
Pension Taxable 6.76%, 12/15/07 ..........  AAA       2,000        2,233,660


                                          STANDARD     PAR
                                          & POOR'S    VALUE
                                           RATING     (000)         VALUE
                                          --------    -----     ------------
CONNECTICUT--0.3%
Connecticut State General Obligation
Series C 5%, 5/1/13 ......................  AAA     $ 3,000     $  3,251,550

FLORIDA--1.8%
Florida State Department of Environmental
Protection Preservation Revenue Series B
5%, 7/1/13 ...............................  AAA       3,000        3,245,730

Miami Beach Special Obligation Taxable
Pension Funding Project Revenue 8.60%,
9/1/21 ...................................  AAA      11,675       12,688,623

University of Miami Exchangeable Revenue
Taxable Series A 7.65%, 4/1/20(g) ........  AAA       2,120        2,293,289
                                                                ------------
                                                                  18,227,642
                                                                ------------

KENTUCKY--0.2%
Kentucky State Property and Buildings
Commission Revenue 5%, 10/1/12 ...........  AAA       2,000        2,168,740

NEW JERSEY--0.1%
Hamilton Township Atlantic County School
District General Obligation Taxable 4.25%,
12/15/14 .................................  Aaa(c)      645          602,482

NEW YORK--0.1%
New York State General Obligation Taxable
Series C 6.35%, 3/1/07 ...................  AAA       1,000        1,085,150

TEXAS--0.2%
Dallas-Fort Worth International Airport
Facilities Improvement Corp. Revenue
Taxable 6.50%, 11/1/09 ...................  AAA       1,900        2,126,043

VIRGINIA--0.3%
Virginia Public Building Authority Revenue
5%, 8/1/12 ...............................  AA+       2,250        2,453,152
----------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $45,972,153)                                     47,790,672
----------------------------------------------------------------------------

ASSET-BACKED SECURITIES--2.4%
Associates Manufactured Housing Pass
Through 97-2, A6 7.075%, 3/15/28(g) ......  AAA       2,016        2,104,051

Capital One Master Trust 01-5, A 5.30%,
6/15/09 ..................................  AAA       3,500        3,687,528


36                       See Notes to Financial Statements

Phoenix-Oakhurst Balanced Fund

                                          STANDARD     PAR
                                          & POOR'S    VALUE
                                           RATING     (000)         VALUE
                                          --------    -----     ------------
Carmax Auto Owner Trust 03-1, A4
2.16%, 11/15/09 ..........................  AAA     $ 3,000     $  2,967,422

CNH Equipment Trust 03-A, A4B 2.57%,
9/15/09 ..................................  AAA       2,000        1,971,515

Green Tree Financial Corp. 96-10, M1
7.24%, 11/15/28 ..........................  BBB       1,000          914,219

Green Tree Financial Corp. 97-4, M1
7.22%, 2/15/29 ...........................  BBB-      3,000        2,096,250

Long Beach Auto Receivables Trust 04-A,
A2 2.841%, 7/15/10(g) ....................  AAA       1,000          984,219

Residential Asset Mortgage Products, Inc.
03-RS6, AI2 2.39%, 11/25/24 ..............  AAA       2,000        1,997,015

Residential Asset Mortgage Products, Inc.
03-RS6, AI3 3.08%, 12/25/28 ..............  AAA       3,000        2,972,989

WFS Financial Owner Trust 03-1, A4
2.74%, 9/20/10 ...........................  AAA       3,000        2,985,909

Whole Auto Loan Trust 02-1, B 2.91%,
4/15/09 ..................................  A         1,583        1,593,679
----------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $24,278,577)                                     24,274,796
----------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--15.5%

AEROSPACE & DEFENSE--0.2%
Raytheon Co. 4.85%, 1/15/11 ..............  BBB-      2,000        1,991,218

AGRICULTURAL PRODUCTS--0.2%
Corn Products International, Inc. 8.25%,
7/15/07 ..................................  BBB-      2,000        2,230,000

ASSET MANAGEMENT & CUSTODY BANKS--0.2%
Janus Capital Group, Inc. 144A 6.119%,
4/15/14(b) ...............................  BBB+      1,771        1,767,175

AUTO PARTS & EQUIPMENT--0.1%
American Axle & Manufacturing, Inc. 144A
5.25%, 2/11/14(b) ........................  BBB       1,500        1,468,498

AUTOMOBILE MANUFACTURERS--0.2%
DaimlerChrysler NA Holding Corp. 4.75%,
1/15/08 ..................................  BBB       1,500        1,521,711

BROADCASTING & CABLE TV--0.6%
Comcast Corp. 5.30%, 1/15/14 .............  BBB       2,500        2,440,427

Echostar DBS Corp. 144A 6.375%,
10/1/11(b) ...............................  BB-       3,000        3,048,750
                                                                ------------
                                                                   5,489,177
                                                                ------------


                                          STANDARD     PAR
                                          & POOR'S    VALUE
                                           RATING     (000)         VALUE
                                          --------    -----     ------------
CASINOS & GAMING--1.0%
Mandalay Resort Group 6.375%,
12/15/11 .................................  NR      $ 1,250     $  1,287,500

MGM Mirage, Inc. 9.75%, 6/1/07 ...........  BB-       1,650        1,872,750

Park Place Entertainment Corp. 9.375%,
2/15/07 ..................................  BB-       4,000        4,430,000

Station Casinos, Inc. 144A 6.875%,
3/1/16(b) ................................  B+        2,000        2,000,000
                                                                ------------
                                                                   9,590,250
                                                                ------------

COMMUNICATIONS EQUIPMENT--0.1%
Motorola, Inc. 7.625%, 11/15/10 ..........  BBB       1,000        1,130,872

CONSUMER FINANCE--1.5%
Capital One Bank 4.25%, 12/1/08 ..........  BBB-      1,000          990,958
Capital One Bank 6.50%, 6/13/13 ..........  BB+       1,000        1,044,806
Ford Motor Credit Co. 7.25%, 10/25/11 ....  BBB-      3,000        3,183,333

General Electric Capital Corp. Series MTNA
6%, 6/15/12 ..............................  AAA       4,235        4,515,713

General Motors Acceptance Corp. 6.875%,
8/28/12 ..................................  BBB       2,000        2,085,316

Household Finance Corp. 6.75%, 5/15/11 ...   A        2,500        2,767,935
                                                                ------------
                                                                  14,588,061
                                                                ------------

DISTILLERS & VINTNERS--0.2%
Brown-Forman Corp. 3%, 3/15/08 ...........   A        2,500        2,440,682

DIVERSIFIED BANKS--1.1%
Bank of America Corp. 5.25%, 12/1/15(i) ..   A        2,500        2,434,072

Rabobank Capital Funding II 144A 5.26%,
12/29/49(b) ..............................  AA        2,000        1,973,122

U.S. Bank NA 6.30%, 7/15/08 ..............  A+        3,000        3,290,199
Wachovia Corp. 5.625%, 12/15/08 ..........  A-        3,000        3,177,189
                                                                ------------
                                                                  10,874,582
                                                                ------------

DIVERSIFIED CHEMICALS--0.1%
Cabot Corp. 144A 5.25%, 9/1/13(b) ........  BBB+      1,500        1,469,947

DIVERSIFIED COMMERCIAL SERVICES--0.5%
International Lease Finance Corp. 4.375%,
11/1/09 ..................................  AA-       4,000        4,011,148

United Rentals North America, Inc. 144A
6.50%, 2/15/12(b) ........................  BB-         800          776,000
                                                                ------------
                                                                   4,787,148
                                                                ------------

                       See Notes to Financial Statements                      37

Phoenix-Oakhurst Balanced Fund


                                          STANDARD     PAR
                                          & POOR'S    VALUE
                                           RATING     (000)         VALUE
                                          --------    -----     ------------
DRUG RETAIL--0.1%
NeighborCare, Inc. 144A 6.875%,
11/15/13(b) ..............................  B+      $ 1,000     $  1,025,000

ELECTRIC UTILITIES--0.1%
Oncor Electric Delivery Co. 6.375%,
1/15/15 ..................................  BBB       1,250        1,335,229

ELECTRONIC EQUIPMENT MANUFACTURERS--0.2%
Mettler Toledo International, Inc. 144A
4.85%, 11/15/10(b) .......................  BBB       1,500        1,487,163

ENVIRONMENTAL SERVICES--0.4%
Allied Waste Industries, Inc. 7.875%,
3/15/05 ..................................  BB-       2,195        2,238,900

Allied Waste North America 144A 6.125%,
2/15/14(b) ...............................  BB-       1,500        1,421,250
                                                                ------------
                                                                   3,660,150
                                                                ------------

GAS UTILITIES--0.3%
AmeriGas Partners LP/Eagle Finance Corp.
Series B 8.875%, 5/20/11 .................  BB-       3,000        3,307,500

HEALTH CARE DISTRIBUTORS--0.3%
AmerisourceBergen Corp. 8.125%, 9/1/08 ...  BB        3,000        3,330,000

HEALTH CARE FACILITIES--0.4%
Manor Care, Inc. 7.50%, 6/15/06 ..........  BBB       3,000        3,247,500
Province Healthcare Co. 7.50%, 6/1/13 ....  B-        1,000          985,000
                                                                ------------
                                                                   4,232,500
                                                                ------------

HOMEBUILDING--0.3%
Lennar Corp. 7.625%, 3/1/09 ..............  BBB-      2,250        2,526,273

HOTELS, RESORTS & CRUISE LINES--0.2%
Caesar's Entertainment 7%, 7/15/04 .......  BB+       2,000        2,022,500

HOUSEHOLD PRODUCTS--0.1%
Kimberly-Clark Corp. 5%, 8/15/13 .........  AA-       1,000        1,011,027

INDUSTRIAL MACHINERY--0.4%
ITW Cupids Financial Trust I 144A 6.55%,
12/31/11(b)(f) ...........................  Aa(c)     4,000        4,302,784

INTEGRATED OIL & GAS--0.3%
ChevronTexaco Capital Co. 3.375%,
2/15/08 ..................................  AA        3,000        2,988,192

INTEGRATED TELECOMMUNICATION SERVICES--0.4%
CenturyTel, Inc. Series F 6.30%, 1/15/08 .  BBB+      3,000        3,190,701


                                          STANDARD     PAR
                                          & POOR'S    VALUE
                                           RATING     (000)         VALUE
                                          --------    -----     ------------
INTEGRATED TELECOMMUNICATION SERVICES--CONTINUED
Verizon Global Funding Corp. 4.375%,
6/1/13 ...................................  A+      $ 1,125     $  1,046,087
                                                                ------------
                                                                   4,236,788
                                                                ------------

INVESTMENT BANKING & BROKERAGE--0.7%
Credit Suisse First Boston USA, Inc.
5.125%, 1/15/14 ..........................  A+        1,500        1,467,966

Goldman Sachs Group, Inc. 4.75%,
7/15/13 ..................................  A+        2,000        1,902,562

Merrill Lynch & Co. 5%, 2/3/14 ...........  A+        1,600        1,554,224
Morgan Stanley 4.75%, 4/1/14 .............   A        1,800        1,681,722
                                                                ------------
                                                                   6,606,474
                                                                ------------

LIFE & HEALTH INSURANCE--0.3%
Jefferson-Pilot Corp. 144A 4.75%,
1/30/14(b) ...............................  AA        1,350        1,304,415

Metlife, Inc. 5%, 11/24/13 ...............   A        2,100        2,067,960
                                                                ------------
                                                                   3,372,375
                                                                ------------

MULTI-LINE INSURANCE--0.3%
Assurant, Inc. 144A 5.625%, 2/15/14(b) ...  BBB+      1,000        1,002,290

Metropolitan Life Global Funding I 144A
5.20%, 9/18/13(b) ........................  AA        2,000        1,985,022
                                                                ------------
                                                                   2,987,312
                                                                ------------

OIL & GAS EQUIPMENT & SERVICES--0.2%
Halliburton Co. 144A 5.50%, 10/15/10(b) ..  BBB       1,575        1,609,574

OIL & GAS EXPLORATION & PRODUCTION--0.5%
Pemex Project Funding Master Trust
7.875%, 2/1/09(g) ........................  BBB-      2,000        2,210,000

Pemex Project Funding Master Trust 8%,
11/15/11(g) ..............................  BBB-      1,500        1,651,500

Pemex Project Funding Master Trust
7.375%, 12/15/14 .........................  BBB-      1,500        1,567,500
                                                                ------------
                                                                   5,429,000
                                                                ------------

OIL & GAS REFINING, MARKETING & TRANSPORTATION--0.5%
Teekay Shipping Corp. 8.32%, 2/1/06 ......  BB+       1,553        1,650,062
Tesoro Petroleum Corp. 8%, 4/15/08 .......  BB        1,000        1,082,500
Valero Energy Corp. 4.75%, 4/1/14 ........  BBB       2,000        1,890,108
                                                                ------------
                                                                   4,622,670
                                                                ------------

38                       See Notes to Financial Statements

Phoenix-Oakhurst Balanced Fund


                                          STANDARD     PAR
                                          & POOR'S    VALUE
                                           RATING     (000)         VALUE
                                          --------    -----     ------------
OTHER DIVERSIFIED FINANCIAL SERVICES--0.8%
Principal Life Global Funding I 144A
4.40%, 10/1/10(b) ........................  AA      $ 2,500     $  2,469,907

TIAA Global Markets 144A 3.875%,
1/22/08(b) ...............................  AAA       5,000        5,064,015
                                                                ------------
                                                                   7,533,922
                                                                ------------

PACKAGED FOODS & MEATS--0.3%
Campbell Soup Co. 5%, 12/3/12 ............   A        2,500        2,503,355

PAPER PRODUCTS--0.3%
International Paper Co. 3.80%, 4/1/08 ....  BBB       2,000        1,979,090
International Paper Co. 5.50%, 1/15/14 ...  BBB         650          644,140
                                                                ------------
                                                                   2,623,230
                                                                ------------

RAILROADS--0.1%
Union Pacific Corp. 6.125%, 1/15/12 ......  BBB       1,000        1,069,380

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.1%
EOP Operating LP 4.75%, 3/15/14 ..........  BBB+      1,500        1,398,980

REGIONAL BANKS--0.5%
BB&T Corp. 5.20%, 12/23/15 ...............  A-        2,000        1,954,036

Landesbank Baden-Wuerttemberg New
York 5.05%, 12/30/15 .....................  AAA       1,000          959,148

PNC Funding Corp. 5.25%, 11/15/15 ........  BBB+      2,000        1,957,686
                                                                ------------
                                                                   4,870,870
                                                                ------------

REITS--0.2%
HRPT Properties Trust 5.75%, 2/15/14 .....  BBB       2,000        1,979,482

SPECIALIZED FINANCE--0.2%
CIT Group, Inc. 4.75%, 12/15/10 ..........   A        1,700        1,685,037

SPECIALTY STORES--0.4%
AutoNation, Inc. 9%, 8/1/08 ..............  BB+       1,300        1,488,500
AutoZone, Inc. 5.50%, 11/15/15 ...........  BBB+      2,500        2,431,410
                                                                ------------
                                                                   3,919,910
                                                                ------------

TECHNOLOGY DISTRIBUTORS--0.2%
Arrow Electronics, Inc. 6.875%, 7/1/13 ...  BBB-      1,500        1,575,107

THRIFTS & MORTGAGE FINANCE--0.4%
Sovereign Bank 5.125%, 3/15/13 ...........  BBB-      2,500        2,439,723
Washington Mutual, Inc. 4.625%, 4/1/14 ...  BBB       2,000        1,850,264
                                                                ------------
                                                                   4,289,987
                                                                ------------
----------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $150,264,196)                                   152,891,092
----------------------------------------------------------------------------


                                          STANDARD     PAR
                                          & POOR'S    VALUE
                                           RATING     (000)         VALUE
                                          --------    -----     ------------
NON-AGENCY MORTGAGE-BACKED
SECURITIES--4.6%
American Business Financial Services
Mortgage Loan Trust 02-2, A3 4.76%,
6/15/21 ..................................  AAA     $   912     $    913,366

CS First Boston Mortgage Securities Corp.
97-C2, B 6.72%, 1/17/35(i) ...............  Aa(c)     9,000        9,832,945

DLJ Commercial Mortgage Corp. 98-CF2,
A1B 6.24%, 11/12/31 ......................  Aaa(c)    2,095        2,273,245

DLJ Mortgage Acceptance Corp. 97-CF2,
A2 6.84%, 10/15/30 .......................  AAA         750          817,020

GMAC Commercial Mortgage Securities,
Inc. 97-C2, A3 6.566%, 4/15/29 ...........  Aaa(c)    1,570        1,691,499

GS Mortgage Securities Corp. II 99-C1,
A2 6.11%, 11/18/30 .......................  AAA       3,810        4,099,190

J.P. Morgan Chase Commercial Mortgage
Securities Corp. 01-CIBC, A3 6.26%,
3/15/33 ..................................  AAA      12,015       13,011,052

Lehman Brothers Commercial Conduit
Mortgage Trust 99-C2, A2 7.325%,
10/15/32 .................................  Aaa(c)    4,855        5,502,740

Lehman Brothers Floating Rate Commercial
Mortgage Trust 01-LLFA, L 3.35%,
8/16/13(g) ...............................  BB+       5,000        4,898,437

Merrill Lynch Mortgage Investors, Inc.
96-C1, C 7.42%, 4/25/28 ..................  AA        1,500        1,603,811

Residential Funding Mortgage Securities I
96-S8, A4 6.75%, 3/25/11 .................  AAA         499          497,859

----------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $42,637,011)                                     45,141,164
----------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--4.7%

AUSTRALIA--0.1%
Commonwealth of Australia Series 705
7.50%, 7/15/05 ...........................  AAA       1,300(j)       960,955

AUSTRIA--0.1%
Republic of Austria Series 97 5.75%,
4/11/07 ..................................  AAA         800(e)     1,033,696

BRAZIL--0.3%
Federative Republic of Brazil 10%, 1/16/07   B+       2,000        2,095,000
Federative Republic of Brazil 10%, 8/7/11    B+       1,000          975,000
                                                                ------------
                                                                   3,070,000
                                                                ------------

                       See Notes to Financial Statements                      39

Phoenix-Oakhurst Balanced Fund

                                          STANDARD     PAR
                                          & POOR'S    VALUE
                                           RATING     (000)         VALUE
                                          --------    -----     ------------
BULGARIA--0.3%
Republic of Bulgaria Series IAB PDI 2%,
7/28/11(g) ...............................  BB+     $ 2,820     $  2,777,700

CANADA--0.8%
Province of Ontario 3.125%, 5/2/08 .......  AA        8,500        8,329,728

CHILE--0.6%
Republic of Chile 7.125%, 1/11/12 ........  A-        1,900        2,126,670
Republic of Chile 5.50%, 1/15/13 .........  A         3,700        3,722,940
                                                                ------------
                                                                   5,849,610
                                                                ------------

COLOMBIA--0.4%
Republic of Colombia 10.75%, 1/15/13 .....  BB        1,000        1,105,000
Republic of Colombia 11.75%, 2/25/20 .....  BB        1,250        1,456,250
Republic of Colombia 8.125%, 5/21/24 .....  BB        1,000          855,000
                                                                ------------
                                                                   3,416,250
                                                                ------------

MEXICO--0.8%
United Mexican States 7.50%, 1/14/12 .....  BBB-      4,000        4,360,000
United Mexican States 5.875%, 1/15/14 ....  BBB-      2,500        2,420,000
United Mexican States 8.125%, 12/30/19 ...  BBB-      1,000        1,087,500
                                                                ------------
                                                                   7,867,500
                                                                ------------

NEW ZEALAND--0.1%
Government of New Zealand Series 205
6.50%, 2/15/05 ...........................  AAA       1,500(k)       944,074

PANAMA--0.2%
Republic of Panama 8.25%, 4/22/08 ........  BB        1,000        1,100,000
Republic of Panama 9.375%, 1/16/23 .......  BB          750          789,375
                                                                ------------
                                                                   1,889,375
                                                                ------------

PERU--0.1%
Republic of Peru 8.75%, 11/21/33 .........  BB-         750          671,250

RUSSIA--0.1%
Russian Federation RegS 5%, 3/31/30(g) ...  BB+       1,500        1,377,187

SOUTH AFRICA--0.5%
Republic of South Africa 7.375%, 4/25/12 .  BBB       3,500        3,858,750
Republic of South Africa 5.25%, 5/16/13 ..  BBB       1,000(e)     1,171,781
                                                                ------------
                                                                   5,030,531
                                                                ------------

TURKEY--0.3%
Republic of Turkey 10.50%, 1/13/08 .......  B+        2,800        3,150,000
----------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $46,495,395)                                     46,367,856
----------------------------------------------------------------------------


                                          STANDARD     PAR
                                          & POOR'S    VALUE
                                           RATING     (000)         VALUE
                                          --------    -----     ------------
FOREIGN CORPORATE BONDS(h)--2.7%

AUSTRALIA--0.1%
St. George Bank Ltd. 144A 5.30%,
10/15/15(b) ..............................  A-      $ 1,500     $  1,473,468

BRAZIL--0.4%
CSN Islands VIII Corp. 144A 9.75%,
12/16/13(b) ..............................  B+        2,000        1,810,000

Petrobras International Finance Co.
8.375%, 12/10/18 .........................  Ba(c)     1,350        1,275,750

Vale Overseas Ltd. 8.25%, 1/17/34 ........  Ba(c)       500          432,500
                                                                ------------
                                                                   3,518,250
                                                                ------------

CANADA--0.3%
Bombardier, Inc. 144A 6.30%, 5/1/14(b) ...  BBB-        500          493,064
Thomson Corp. (The) 4.25%, 8/15/09 .......  A-        1,000          994,621
Thomson Corp. (The) 5.25%, 8/15/13 .......  A-        1,500        1,512,924
                                                                ------------
                                                                   3,000,609
                                                                ------------

GERMANY--0.3%
Deutsche Telekom International Finance BV
8.50%, 6/15/10(g) ........................  BBB+      2,500        2,953,940

HONG KONG--0.3%
Hutchison Whampoa International Ltd.
144A 6.25%, 1/24/14(b) ...................  A-        3,000        2,944,758

ITALY--0.2%
Telecom Italia Capital 144A 5.25%,
11/15/13(b) ..............................  BBB+      2,000        1,971,852

NETHERLANDS--0.1%
Coca-Cola Hbc Finance BV 5.125%,
9/17/13 ..................................  A         1,500        1,492,743

SOUTH KOREA--0.4%
Korea Development Bank 5.50%, 11/13/12 ...  A-        3,500        3,535,504

SWEDEN--0.2%
Nordea Bank Sweden AB 144A 5.25%,
11/30/12(b) ..............................  A         2,500        2,522,000

UNITED KINGDOM--0.2%
HBOS plc 144A 5.375%, 11/29/49(b)(g) .....  A         2,000        1,969,906

UNITED STATES--0.2%
Petropower I Funding Trust 144A 7.36%,
2/15/14(b) ...............................  BBB       1,884        1,818,158
----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $27,453,466)                                     27,201,188
----------------------------------------------------------------------------


40                      See Notes to Financial Statements

Phoenix-Oakhurst Balanced Fund


                                                      SHARES        VALUE
                                                     --------   ------------
DOMESTIC COMMON STOCKS--55.0%

ADVERTISING--0.7%
Harte-Hanks, Inc. ................................    287,200   $  6,881,312

AEROSPACE & DEFENSE--1.0%
United Technologies Corp. ........................    110,200      9,505,852

AIR FREIGHT & COURIERS--1.6%
FedEx Corp. ......................................     67,900      4,882,689
Ryder System, Inc. ...............................    289,000     10,632,310
                                                                ------------
                                                                  15,514,999
                                                                ------------

ASSET MANAGEMENT & CUSTODY BANKS--1.2%
Mellon Financial Corp. ...........................    387,500     11,485,500

CASINOS & GAMING--0.6%
Caesars Entertainment, Inc.(d) ...................    449,800      5,959,850

COMMUNICATIONS EQUIPMENT--1.8%
Avocent Corp.(d) .................................    169,100      5,426,419
Cisco Systems, Inc.(d) ...........................    590,600     12,325,822
                                                                ------------
                                                                  17,752,241
                                                                ------------

COMPUTER HARDWARE--0.6%
Dell, Inc.(d) ....................................    180,600      6,268,626

CONSTRUCTION & ENGINEERING--0.6%
Jacobs Engineering Group, Inc.(d) ................    135,500      5,651,705

DATA PROCESSING & OUTSOURCED SERVICES--1.1%
Fiserv, Inc.(d) ..................................    293,600     10,734,016

DIVERSIFIED BANKS--4.0%
Bank of America Corp. ............................    277,000     22,295,730
U.S. Bancorp .....................................    134,900      3,458,836
Wells Fargo & Co. ................................    252,400     14,250,504
                                                                ------------
                                                                  40,005,070
                                                                ------------

DIVERSIFIED CAPITAL MARKETS--1.4%
J.P. Morgan Chase & Co. ..........................    358,300     13,472,080

DIVERSIFIED CHEMICALS--1.4%
Du Pont (E.I.) de Nemours & Co. ..................    311,800     13,391,810

DIVERSIFIED COMMERCIAL SERVICES--0.4%
ARAMARK Corp. Class B ............................    156,000      4,461,600

DRUG RETAIL--0.9%
CVS Corp. ........................................    230,100      8,888,763


                                                      SHARES        VALUE
                                                     --------   ------------
ELECTRONIC EQUIPMENT MANUFACTURERS--0.9%
AVX Corp. ........................................    293,000   $  4,157,670
Vishay Intertechnology, Inc.(d) ..................    291,200      5,066,880
                                                                ------------
                                                                   9,224,550
                                                                ------------

EMPLOYMENT SERVICES--0.6%
Manpower, Inc. ...................................     62,200      2,917,180
Robert Half International, Inc.(d) ...............    118,600      3,234,222
                                                                ------------
                                                                   6,151,402
                                                                ------------

HEALTH CARE DISTRIBUTORS--3.2%
AmerisourceBergen Corp. ..........................    104,400      6,043,716
Cardinal Health, Inc. ............................    168,800     12,364,600
Omnicare, Inc. ...................................    314,700     13,053,756
                                                                ------------
                                                                  31,462,072
                                                                ------------

HEALTH CARE EQUIPMENT--1.8%
Boston Scientific Corp.(d) .......................    276,600     11,393,154
DENTSPLY International, Inc. .....................    131,900      6,391,874
                                                                ------------
                                                                  17,785,028
                                                                ------------

HEALTH CARE FACILITIES--0.3%
Manor Care, Inc. .................................    100,500      3,260,220

HEALTH CARE SERVICES--0.6%
Caremark Rx, Inc.(d) .............................    163,300      5,527,705

HEALTH CARE SUPPLIES--1.1%
Fisher Scientific International, Inc.(d) .........    190,100     11,130,355

HOUSEHOLD PRODUCTS--1.0%
Procter & Gamble Co. (The) .......................     89,200      9,432,900

INDUSTRIAL CONGLOMERATES--2.0%
General Electric Co. .............................    657,300     19,686,135

INSURANCE BROKERS--0.3%
Willis Group Holdings Ltd. .......................     82,900      3,010,099

INTEGRATED OIL & GAS--1.4%
Exxon Mobil Corp. ................................    328,100     13,960,655

INTEGRATED TELECOMMUNICATION SERVICES--1.2%
SBC Communications, Inc. .........................    200,500      4,992,450
Verizon Communications, Inc. .....................    171,400      6,468,636
                                                                ------------
                                                                  11,461,086
                                                                ------------

INVESTMENT BANKING & BROKERAGE--2.2%
Merrill Lynch & Co., Inc. ........................    131,200      7,114,976
Morgan Stanley ...................................    290,000     14,903,100
                                                                ------------
                                                                  22,018,076
                                                                ------------

                       See Notes to Financial Statements                      41

Phoenix-Oakhurst Balanced Fund


                                                      SHARES        VALUE
                                                     --------   ------------
LEISURE PRODUCTS--1.4%
Brunswick Corp. ..................................     76,000   $  3,124,360
Marvel Enterprises, Inc.(d) ......................    552,650     10,494,824
                                                                ------------
                                                                  13,619,184
                                                                ------------

MOVIES & ENTERTAINMENT--1.4%
Time Warner, Inc.(d) .............................    567,500      9,545,350
Viacom, Inc. Class B .............................    112,500      4,348,125
                                                                ------------
                                                                  13,893,475
                                                                ------------

OIL & GAS DRILLING--0.5%
Patterson-UTI Energy, Inc.(d) ....................    103,500      3,745,665
Transocean, Inc.(d) ..............................     51,299      1,424,573
                                                                ------------
                                                                   5,170,238
                                                                ------------

OIL & GAS EQUIPMENT & SERVICES--1.2%
Baker Hughes, Inc. ...............................     71,900      2,637,292
BJ Services Co.(d) ...............................     82,200      3,657,900
Schlumberger Ltd. ................................     97,600      5,712,528
                                                                ------------
                                                                  12,007,720
                                                                ------------

OIL & GAS EXPLORATION & PRODUCTION--1.0%
Anadarko Petroleum Corp. .........................    190,800     10,223,064

OTHER DIVERSIFIED FINANCIAL SERVICES--2.1%
Citigroup, Inc. ..................................    437,701     21,049,041

PACKAGED FOODS & MEATS--0.7%
Kellogg Co. ......................................    163,300      7,005,570

PHARMACEUTICALS--2.8%
Johnson & Johnson ................................    182,100      9,838,863
Pfizer, Inc. .....................................    490,800     17,551,008
                                                                ------------
                                                                  27,389,871
                                                                ------------

PUBLISHING & PRINTING--1.7%
Belo Corp. Class A ...............................    168,700      4,801,202
Knight-Ridder, Inc. ..............................     80,300      6,218,432
Tribune Co. ......................................    121,400      5,812,632
                                                                ------------
                                                                  16,832,266
                                                                ------------

RAILROADS--1.4%
Norfolk Southern Corp. ...........................    415,300      9,892,446
Union Pacific Corp. ..............................     72,000      4,242,960
                                                                ------------
                                                                  14,135,406
                                                                ------------


                                                      SHARES        VALUE
                                                     --------   ------------
SEMICONDUCTOR EQUIPMENT--0.8%
Applied Materials, Inc.(d) .......................    311,000   $  5,669,530
Teradyne, Inc.(d) ................................    109,400      2,229,572
                                                                ------------
                                                                   7,899,102
                                                                ------------

SOFT DRINKS--1.4%
PepsiCo, Inc. ....................................    248,900     13,562,561

SPECIALIZED FINANCE--0.9%
CIT Group, Inc. ..................................    253,500      8,712,795

SYSTEMS SOFTWARE--2.9%
Microsoft Corp. ..................................    775,200     20,131,944
Oracle Corp.(d) ..................................    726,400      8,150,208
                                                                ------------
                                                                  28,282,152
                                                                ------------

TECHNOLOGY DISTRIBUTORS--0.3%
Avnet, Inc.(d) ...................................    158,800      3,436,432

TRUCKING--0.6%
Yellow Roadway Corp.(d) ..........................    173,300      5,900,865
----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $452,777,414)                                   543,203,449
----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(h)--1.7%

PHARMACEUTICALS--0.9%
Teva Pharmaceutical Industries Ltd. ADR (Israel) .    139,900      8,612,244

PROPERTY & CASUALTY INSURANCE--0.8%
ACE Ltd. (Bermuda) ...............................    177,500      7,781,600
----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $14,305,232)                                     16,393,844
----------------------------------------------------------------------------

EXCHANGE TRADED FUNDS--0.5%
SPDR Trust Series I ..............................    44,400       4,926,624
----------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $5,817,679)                                       4,926,624
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--96.2%
(IDENTIFIED COST $852,386,576)                                   950,990,875
----------------------------------------------------------------------------

42                       See Notes to Financial Statements

Phoenix-Oakhurst Balanced Fund


                                          STANDARD     PAR
                                          & POOR'S    VALUE
                                           RATING     (000)         VALUE
                                          --------    -----     ------------
SHORT-TERM OBLIGATIONS--2.5%

FEDERAL AGENCY SECURITIES--0.3%
Freddie Mac 3.375%, 5/14/04 ..............           $3,035     $  3,037,112

COMMERCIAL PAPER--2.2%
Govco, Inc. 1.02%, 5/3/04 ................  A-1+      5,660        5,659,679
Deluxe Corp. 1.01%, 5/5/04 ...............  A-1       4,970        4,969,442
ABSC Capital Corp. 1.05%, 5/7/04 .........  A-1       4,015        4,014,298
General Electric Co. 1.02%, 5/11/04 ......  A-1+      2,880        2,879,184
Govco, Inc. 1.03%, 5/19/04 ...............  A-1+      2,500        2,498,713

Private Export Funding Corp. 1.02%,
6/29/04 ..................................  A-1+      1,645        1,642,220
                                                                ------------
                                                                  21,663,536
                                                                ------------
----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $24,701,151)                                     24,700,648
----------------------------------------------------------------------------

TOTAL INVESTMENTS--98.7%
(IDENTIFIED COST $877,087,667)                                   975,691,523(a)

Other assets and liabilities, net--1.3%                           12,716,828
                                                                ------------
NET ASSETS--100.0%                                              $988,408,351
                                                                ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $114,951,272 and gross depreciation of $17,810,973 for federal income tax purposes. At April 30, 2004, the aggregate cost of securities for federal income tax purposes was $878,551,224.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2004, these securities amounted to a value of $49,178,118, or 5.0% of net assets.
(c)  As rated by Moody's or Fitch.
(d)  Non-income producing.
(e)  Par value represents Euro.
(f) Illiquid. At April 30, 2004, these securities amounted to a value of $4,302,784, or 0.4% of net assets. For acquisition information, please see
     Note 6 Restricted Securities in the Notes to Financial Statements.
(g) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(h) Foreign Corporate Bonds and Foreign Common Stocks are determined based on the country in which the security is issued. The country at risk, noted in the header or parenthetically, is determined based on criteria described in
     Note 2N "Foreign security country determination" in the Notes to Financial Statements.
(i)  All or a portion segregated as collateral for a when-issued security.
(j)  Par value represents Australian Dollar.
(k)  Par value represents New Zealand Dollar.

                       See Notes to Financial Statements                      43

Phoenix-Oakhurst Balanced Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2004
                                   (UNAUDITED)

ASSETS
Investment securities at value
   (Identified cost $877,087,667)                               $975,691,523
Cash                                                                      54
Receivables
   Investment securities sold                                     34,258,506
   Interest and dividends                                          5,623,663
   Fund shares sold                                                  363,987
Prepaid expenses                                                       6,575
                                                                ------------
     Total assets                                               1,015,944,308
                                                                ------------
LIABILITIES
Payables
   Investment securities purchased                                25,233,376
   Fund shares repurchased                                         1,197,626
   Investment advisory fee                                           457,588
   Transfer agent fee                                                294,874
   Distribution and service fees                                     220,069
   Financial agent fee                                                59,832
   Trustees' fee                                                          67
Accrued expenses                                                      72,525
                                                                ------------
     Total liabilities                                            27,535,957
                                                                ------------
NET ASSETS                                                      $988,408,351
                                                                ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                $874,005,713
Undistributed net investment income                                1,713,225
Accumulated net realized gain                                     14,087,074
Net unrealized appreciation                                       98,602,339
                                                                ------------
NET ASSETS                                                      $988,408,351
                                                                ============

CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $969,820,982)              65,444,928
Net asset value per share                                             $14.82
Offering price per share $14.82/(1-5.75%)                             $15.72

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $18,587,369)                1,258,147
Net asset value and offering price per share                          $14.77


                             STATEMENT OF OPERATIONS
                            YEAR ENDED APRIL 30, 2004
                                   (UNAUDITED)

INVESTMENT INCOME
Interest                                                         $11,376,171
Dividends                                                          4,287,259
Security lending                                                       1,479
Foreign taxes withheld                                                (6,314)
                                                                 -----------
     Total investment income                                      15,658,595
                                                                 -----------
EXPENSES
Investment advisory fee                                            2,831,251
Service fees, Class A                                              1,265,955
Distribution and service fees, Class B                               101,440
Financial agent fee                                                  347,889
Transfer agent                                                       717,479
Custodian                                                             69,069
Printing                                                              65,327
Registration                                                          20,226
Professional                                                          16,734
Trustees                                                              10,162
Miscellaneous                                                         30,669
                                                                 -----------
     Total expenses                                                5,476,201
     Custodian fees paid indirectly                                     (677)
                                                                 -----------
     Net expenses                                                  5,475,524
                                                                 -----------
NET INVESTMENT INCOME                                             10,183,071
                                                                 -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain on investments                                  67,454,761
Net realized gain on foreign currency transactions                    49,533
Net realized gain on swaps                                             4,939
Net change in unrealized appreciation (depreciation) on
   investments                                                   (29,399,748)
Net change in unrealized appreciation (depreciation) on
   foreign currency and foreign currency transactions                 (2,900)
                                                                 -----------
NET GAIN ON INVESTMENTS                                           38,106,585
                                                                 -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $48,289,656
                                                                 ===========

44                       See Notes to Financial Statements

Phoenix-Oakhurst Balanced Fund


                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                                     Six Months
                                                                                                       Ended
                                                                                                       4/30/04         Year Ended
                                                                                                     (Unaudited)        10/31/03
                                                                                                    ------------     --------------
FROM OPERATIONS
   Net investment income (loss)                                                                     $ 10,183,071     $   20,694,879
   Net realized gain (loss)                                                                           67,509,233         (6,470,457)
   Net change in unrealized appreciation (depreciation)                                              (29,402,648)       115,591,537
                                                                                                    ------------     --------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                    48,289,656        129,815,959
                                                                                                    ------------     --------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                                    (10,827,714)       (20,386,663)
   Net investment income, Class B                                                                       (138,123)          (318,277)
                                                                                                    ------------     --------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                         (10,965,837)       (20,704,940)
                                                                                                    ------------     --------------
FROM SHARE TRANSACTIONS

CLASS A
   Proceeds from sales of shares (1,350,995 and 2,453,100 shares, respectively)                       20,212,440         32,433,518
   Net asset value of shares issued from reinvestment of distributions
     (670,544 and 1,403,654 shares, respectively)                                                      9,936,790         18,704,722
   Cost of shares repurchased (6,416,445 and 10,556,344 shares, respectively)                        (96,282,124)      (139,742,856)
                                                                                                    ------------     --------------
Total                                                                                                (66,132,894)       (88,604,616)
                                                                                                    ------------     --------------
CLASS B
   Proceeds from sales of shares (107,199 and 224,050 shares, respectively)                            1,599,637          2,931,414
   Net asset value of shares issued from reinvestment of distributions
     (8,780 and 22,637 shares, respectively)                                                             129,750            299,281
   Cost of shares repurchased (356,202 and 764,244 shares, respectively)                              (5,313,569)       (10,093,093)
                                                                                                    ------------     --------------
Total                                                                                                 (3,584,182)        (6,862,398)
                                                                                                    ------------     --------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                     (69,717,076)       (95,467,014)
                                                                                                    ------------     --------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                             (32,393,257)        13,644,005

NET ASSETS
   Beginning of period                                                                              1,020,801,608     1,007,157,603
                                                                                                    ------------     --------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF
     $1,713,225 AND $2,495,991, RESPECTIVELY]                                                       $988,408,351     $1,020,801,608
                                                                                                    ============     ==============

                       See Notes to Financial Statements                      45

Phoenix-Oakhurst Balanced Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                     CLASS A
                                             ------------------------------------------------------------------------------------
                                              SIX MONTHS
                                                 ENDED                                YEAR ENDED OCTOBER 31
                                                4/30/04(7)    -------------------------------------------------------------------
                                              (UNAUDITED)         2003(7)       2002(3)       2001          2000          1999
Net asset value, beginning of period            $14.31           $12.82        $14.27        $17.63        $17.92        $16.29
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                   0.15(4)          0.28(4)       0.34(4)       0.41          0.47          0.40
   Net realized and unrealized gain (loss)        0.52             1.49         (1.43)        (1.20)         0.77          2.25
                                                ------           ------        ------        ------        ------        ------
     TOTAL FROM INVESTMENT OPERATIONS             0.67             1.77         (1.09)        (0.79)         1.24          2.65
                                                ------           ------        ------        ------        ------        ------
LESS DISTRIBUTIONS
   Dividends from net investment income          (0.16)           (0.28)        (0.36)        (0.48)        (0.44)        (0.39)
   Distributions from net realized gains            --               --            --         (2.09)        (1.09)        (0.63)
                                                ------           ------        ------        ------        ------        ------
     TOTAL DISTRIBUTIONS                         (0.16)           (0.28)        (0.36)        (2.57)        (1.53)        (1.02)
                                                ------           ------        ------        ------        ------        ------
Change in net asset value                         0.51             1.49         (1.45)        (3.36)        (0.29)         1.63
                                                ------           ------        ------        ------        ------        ------
NET ASSET VALUE, END OF PERIOD                  $14.82           $14.31        $12.82        $14.27        $17.63        $17.92
                                                ======           ======        ======        ======        ======        ======
Total return(1)                                   4.68%(6)        13.98%        (7.77)%       (4.46)%        7.13%        16.73%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)         $969,821         $999,427      $981,389    $1,207,395    $1,423,113    $1,561,026

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                             1.05%(2)(5)      1.07%(2)      1.02 %(2)     1.00 %(2)     1.00%(2)      0.97%(2)
   Net investment income                          1.99%(5)         2.10%         2.46 %        2.58 %        2.55%         2.19%
Portfolio turnover                                  33%(6)           92%           52 %          45 %          50%           57%
                                                                                     CLASS B
                                             ------------------------------------------------------------------------------------
                                              SIX MONTHS
                                                 ENDED                                YEAR ENDED OCTOBER 31
                                                4/30/04(7)    -------------------------------------------------------------------
                                              (UNAUDITED)         2003(7)       2002(3)       2001          2000          1999
Net asset value, beginning of period            $14.26           $12.78        $14.23        $17.52        $17.85        $16.25
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                   0.09(4)          0.18(4)       0.24(4)       0.30          0.33          0.27
   Net realized and unrealized gain (loss)        0.52             1.48         (1.43)        (1.18)         0.77          2.24
                                                ------           ------        ------        ------        ------        ------
     TOTAL FROM INVESTMENT OPERATIONS             0.61             1.66         (1.19)        (0.88)         1.10          2.51
                                                ------           ------        ------        ------        ------        ------
LESS DISTRIBUTIONS
   Dividends from net investment income          (0.10)           (0.18)        (0.26)        (0.32)        (0.34)        (0.28)
   Distributions from net realized gains            --               --            --         (2.09)        (1.09)        (0.63)
                                                ------           ------        ------        ------        ------        ------
     TOTAL DISTRIBUTIONS                         (0.10)           (0.18)        (0.26)        (2.41)        (1.43)        (0.91)
                                                ------           ------        ------        ------        ------        ------
Change in net asset value                         0.51             1.48         (1.45)        (3.29)        (0.33)         1.60
                                                ------           ------        ------        ------        ------        ------
NET ASSET VALUE, END OF PERIOD                  $14.77           $14.26        $12.78        $14.23        $17.52        $17.85
                                                ======           ======        ======        ======        ======        ======
Total return(1)                                   4.29%(6)        13.09%        (8.49)%       (5.10)%        6.29%        15.84%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)          $18,587          $21,374       $25,768       $32,457       $35,242       $38,613

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                             1.80%(2)(5)      1.82%(2)      1.77 %(2)     1.75 %(2)     1.75%(2)      1.72%(2)
   Net investment income                          1.24%(5)         1.37%         1.71 %        1.83 %        1.80%         1.45%
Portfolio turnover                                  33%(6)           92%           52 %          45 %          50%           57%

(1)  Maximum sales charge is not reflected in the total return calculation.
(2) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(3) As required, effective November 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and including paydown gains and losses in interest income. The effect of this change for the year ended October 31, 2002, was to increase the ratio of net investment income to average net assets from 2.45% to 2.46% and from 1.70% to 1.71% for Class A and Class B, respectively. There was no effect to net investment income
     (loss) per share or to net realized and unrealized gain (loss) per share for Class A and B. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(4)  Computed using average shares outstanding.
(5)  Annualized.
(6)  Not annualized.
(7) As a result of recent changes in generally accepted accounting principles, the Fund has reclassified periodic payments made under high yield debt instruments, previously included within interest income, as a component of realized gain (loss) in the statement of operations. There was no impact on either the per share net investment income or the investment income ratios for the periods ending April 30, 2004, and October 31, 2003.

46                       See Notes to Financial Statements

PHOENIX SERIES FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2004 (UNAUDITED)


1. ORGANIZATION

     The Phoenix Series Fund (the "Trust") is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

     Currently six Funds are offered for sale (each a "Fund"). The Core Bond Fund is diversified and has an investment objective to seek both current income and capital appreciation. The Aggressive Growth Fund is diversified and has an investment objective of capital appreciation. The Capital Growth Fund is diversified and has an investment objective of long-term capital appreciation. The High Yield Fund is diversified and has a primary investment objective to seek high current income and a secondary objective of capital growth. The Money Market Fund is diversified and has an investment objective of seeking as high a level of current income consistent with the preservation of capital and maintenance of liquidity. The Balanced Fund is diversified and has investment objectives of reasonable income, long-term capital growth and conservation of capital.

     The Funds offer the following classes of shares for sale:

Fund                                       Class A      Class B      Class C
----                                       -------      -------      -------
Core Bond Fund .......................        X            X            X
Aggressive Growth Fund ...............        X            X            X
Capital Growth Fund ..................        X            X            -
High Yield Fund ......................        X            X            X
Money Market Fund ....................        X            -            -
Balanced Fund ........................        X            X            -


     Class A shares of Core Bond Fund and High Yield Fund are sold with a front-end sales charge of up to 4.75%. Class A shares of Aggressive Growth Fund, Capital Growth Fund and Balanced Fund are sold with a front-end sales charge of up to 5.75%. Class A shares of Money Market Fund are sold with no front-end sales charge. Class B shares are sold with a contingent deferred sales charge, which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. Under certain circumstances, shares of any Phoenix-affiliated Fund may be exchanged for shares of the same class of any other Phoenix-affiliated Fund on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.

     Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:

     Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers and various relationships between securities. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market. As required, some securities and assets are valued at fair value as determined in good faith by or under the direction of the Trustees. Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

     The Money Market Fund uses the amortized cost method of security valuation absent extraordinary or unusual market conditions. In the opinion of the Trustees, this represents the fair value of the securities. The Trustees monitor the deviations between the Fund's net asset value per share as determined by using available market quotations and its net asset value per share using amortized cost. If the deviation exceeds 1/2 of 1%, the Board of Trustees will consider what action, if any, should be initiated to provide fair valuation. Using this method, the Fund attempts to maintain a constant net asset value of $1 per share.

     Certain securities held by the Funds were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold. At April 30, 2004, the total value of

PHOENIX SERIES FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2004 (UNAUDITED) (CONTINUED)


these securities represented approximately 6.22% of the net assets of the Core Bond Fund.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

     Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Trust amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.


C. INCOME TAXES:

     Each Fund is treated as a separate taxable entity. It is the policy of each Fund to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. In addition, each Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under
Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

     The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.

D. DISTRIBUTIONS TO SHAREHOLDERS:

     Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications paid in on shares of beneficial interest.

E. FOREIGN CURRENCY TRANSLATION:

     Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Funds do not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. FORWARD CURRENCY CONTRACTS:

     Certain Funds may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as unrealized gain or loss. When the contract is closed or offset with the same counterparts, the Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset.

G. SECURITY LENDING:

     The Trust loans securities to qualified brokers through an agreement with State Street Bank and Trust (the Custodian). Under the terms of the agreement, the Trust receives collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral consists of cash, securities issued or guaranteed by the U.S. Government or its agencies and the sovereign debt of foreign countries. Cash collateral has been invested in short-term money market funds. Interest earned on the collateral and premiums paid by the borrower are recorded as income by the Trust net of fees charged by the Custodian for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral.

H. EXPENSES:

     Expenses incurred by the Trust with respect to any two or more Funds are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more fairly made.

PHOENIX SERIES FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2004 (UNAUDITED) (CONTINUED)


I. OPTIONS:

     Certain Funds may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies.

     Each Fund will realize a gain or loss upon the expiration or closing of the option transaction. Gains and losses on written options are reported separately in the Statement of Operations. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are reported as a liability in the Statement of Assets and Liabilities and subsequently marked-to-market to reflect the current value of the option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid secondary market does not exist for the contracts.

     Certain Funds may purchase options, which are included in the funds' Schedule of Investments and subsequently marked-to-market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid. At April 30, 2004, the Trust had no options outstanding.

J. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS:

     Each Fund may engage in when-issued or delayed delivery transactions. Each Fund records when-issued securities on the trade date and maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

K. LOAN AGREEMENTS:

     The Trust may invest in direct debt instruments, which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Trust's investments in loans may be in the form of participation in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Trust has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Trust generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Trust may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Trust purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling to pay the principal and interest when due.

L. SWAP AGREEMENTS:

     Certain Funds may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Funds may enter into interest rate, foreign currency, total return, or credit default swaps. Interest rate and foreign currency swaps involve the exchange by the Funds with another party of their respective commitments to pay or receive interest or foreign currency, (e.g. an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal.)

     Total return swap agreements involve commitments to pay interest in exchange for a market-linked index, based on the notional amount. To the extent the total return of the security or index involved in the transaction exceeds or falls short of the set interest obligation, the Fund will receive a payment or make a payment to the counterparty.

     Credit default swaps involve the payment of amounts based on a specified rate multiplied by a notional amount as well as upon an event of default. In connection with these agreements securities may be set aside as collateral by the Funds' custodian. Swaps are marked-to-market daily based upon quotations from market makers and the change, if any is recorded as an unrealized gain or loss in the Statement of Operations.

     Net payments of interest are recorded as interest income. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest and/or exchange rates.

     At April 30, 2004, the High Yield Fund had the following swap agreement outstanding:
                                                                    Unrealized
                                                                   Appreciation
Notional Amount                                                   (Depreciation)
--------------                                                    --------------
Credit Default Swaps
    $5,000,000     Agreement with J.P. Morgan Chase Bank dated
                   December 4, 2003, terminating on March 20, 2009,
                   to receive 4.10% per year times the notional
                   amount. The Fund pays only upon a default event
                   of TRAC-X NA High Yield Debt Index Series 2-B,
                   the notional amount times the difference between
                   the par value and the market value of TRAC-X NA
                   High Yield Debt Index Series 2-B 4.10% due
                   March 20, 2009                                   $(144,878)

PHOENIX SERIES FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2004 (UNAUDITED) (CONTINUED)


M. DEBT INDEX SECURITIES, TARGETED RETURN INDEX SECURITIES, AND TRADED CUSTODY
   RECEIPTS:

     The Trust invests in securities that represent an interest in a diversified portfolio (the "basket") of debt instruments (the underlying securities). Under the term of the baskets, the Trust has direct ownership in each underlying security equal to its pro rata interest in the basket. In the event of default of any underlying security, the notional amount on which interest is earned is reduced by the par amount of the defaulted security, and the pro rata interest of such security is distributed to the Trust.

     Debt index securities are comprised of a basket of credit default swaps referencing a diversified pool of high yield or emerging markets debt instruments. Certain baskets may be purchased on a funded or unfunded basis such that the Trust receives interest payments based upon the notional amount or par amount of the basket. In connection with these investments collateral may be set aside by the Trust's custodian. In the event of default of any of the underlying notional securities within the unfunded basket, the Trust will be required to pay the counterparty an amount equal to its pro rata share of the notional amount of the defaulted security and similarly the Trust will then receive its pro rata interest of the defaulted security or equivalent cash amount. In a funded transaction, in the event of default of any par securities in the funded basket, the Trust would be required to receive its pro rata interest of the defaulted security or equivalent cash amount.

     As a result of a recent FASB Emerging Issues Task Force consensus [and subsequent related SEC staff guidance], certain Funds have reclassified periodic payments made under swap and high yield debt instruments, previously included within interest income, as a component of realized gain (loss) in the statement of operations. For consistency, similar reclassifications have been made to amounts appearing in the previous year's statement of changes in net assets and the per share amounts in prior year financial highlights. Prior year net investment income ratios in the financial highlights have also been modified accordingly.

     Within the High Yield Fund this reclassification decreased net investment income and increased net realized gains by $582,589 and $667,201 for the periods ended April 30, 2004 and October 31, 2003, respectively, but had no effect on the Fund's net asset value, either in total or per share, or on its total increase (decrease) in net assets from operations during any period.

     Within the Balanced Fund this reclassification decreased net investment income and increased net realized gains by $4,939 and $353 for the periods ended April 30, 2004 and October 31, 2003, respectively, but had no effect on the Fund's net asset value, either in total or per share, or on its total increase (decrease) in net assets from operations during any period.

     Targeted return index securities are trusts in which each certificate holder owns a pro rata share of the corporate bonds that comprise the Lehman Brothers U.S. Credit Index, which is a component of the Lehman Brothers U.S. Aggregate Index.

     Traded custody receipts are custody receipts, which represent an ownership interest in an equal par-weighted portfolio of benchmark U.S. corporate bonds.

N. FOREIGN SECURITY COUNTRY DETERMINATION:

     A combination of the following criteria is used to assign the countries at risk listed in the Schedule of Investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

     As compensation for their services to the Trust, the Advisers, Phoenix Investment Counsel, Inc, ("PIC"), an indirect wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), and Duff & Phelps Investment Management Co. ("DPIM"), a subsidiary of Phoenix Investment Partners, Ltd., which is an indirect wholly-owned subsidiary of PNX, are entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each fund:

                                              1st         $1-2          $2+
                                            Billion      Billion      Billion
                                            -------      -------      -------
Core Bond Fund ..........................    0.45%        0.40%        0.35%
Capital Growth Fund .....................    0.70%        0.65%        0.60%
High Yield Fund .........................    0.65%        0.60%        0.55%
Money Market Fund .......................    0.40%        0.35%        0.30%
Balanced Fund ...........................    0.55%        0.50%        0.45%

                                            1st $50      $50-500       $500+
                                            Million      Million      Million
                                            -------      -------      -------
Aggressive Growth Fund ..................    0.90%        0.80%        0.70%

     DPIM serves as investment adviser for the Core Bond Fund and PIC serves as investment advisor for the remaining Funds within the Trust.

     The Adviser agreed to assume expenses and reduce the advisory fee for the benefit of the Money Market Fund to the extent that total expenses (excluding interest, taxes, brokerage fees and commissions and extraordinary expenses) exceeded the following range of ratios for the Class A Shares:

          0.15% to 0.60% from 11/1/02 to 7/29/03 and
          0.35% from 7/30/03 to 3/18/04.

     Effective March 19, 2004 through February 28, 2005 the adviser has agreed to reimburse the Class A Shares operating expenses to the extent they exceed 0.85%.

PHOENIX SERIES FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2004 (UNAUDITED) (CONTINUED)


     Engemann Asset Management ("EAM") is the subadviser to the Aggressive Growth Fund and Capital Growth Fund. For its services, EAM is paid a fee by the Adviser equal to 0.40% of the average daily net assets of the Aggressive Growth Fund up to $50 million, 0.30% of such value between $50 million and $262 million, 0.45% of such value between $262 and $500 million, and 0.35% of such value in excess of $500 million and a fee equal to 0.10% of the average daily net assets of the Capital Growth Fund up to $3 billion and 0.30% of such value in excess of $3 billion. EAM is a wholly-owned subsidiary of Pasadena Capital Corporation which in turn is a wholly-owned subsidiary of Phoenix Investment Partners, Ltd., an indirect, wholly-owned subsidiary of PNX.

     As Distributor of the Fund's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect, wholly-owned subsidiary of PNX, has advised the Fund that it retained net selling commissions and deferred sales charge for the period ended April 30, 2004, as follows:

                                    Class A        Class B         Class C
                                  Net Selling     Deferred        Deferred
                                  Commissions   Sales Charges   Sales Charges
                                  -----------   -------------   -------------
Core Bond Fund ................    $ 3,661         $11,634           $47
Aggressive Growth Fund ........     12,545          19,188            13
Capital Growth Fund ...........     37,947          20,671            --
High Yield Fund ...............      3,921           6,405            --
Money Market Fund .............         --          18,354            --
Balanced Fund .................     37,236          16,963            --

     In addition to these amounts the following was paid to W.S. Griffith Securities, Inc., an indirect subsidiary of PNX, for Class A net selling commissions:

Core Bond Fund ................    $   555
Aggressive Growth Fund ........     16,722
Capital Growth Fund ...........     25,695
High Yield Fund ...............      2,066
Balanced Fund .................     36,827

     In addition, each Fund except the Money Market Fund pays PEPCO distribution and/or service fees at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares and 1.00% for Class C shares applied to the average daily net assets of each respective class; the distribution fee for the Money Market Fund is 0% for Class A. PEPCO has advised the Trust of the following information for the period ended April 30, 2004:

                                               Distribution     Distribution
                               Distribution   and/or Service   and/or Service
                              and/or Service   Fees Paid to     Fees Paid to
                             Fees Retained by  Unaffiliated     W.S. Griffith
                                Distributor    Participants   Securities, Inc.
                              --------------  --------------  ---------------
Core Bond Fund ...............    $ 35,292      $  120,513       $  5,838
Aggressive Growth Fund .......     126,458         192,403         30,362
Capital Growth Fund ..........     272,914         891,498         98,610
High Yield Fund ..............     101,723         219,993         31,125
Money Market Fund ............      37,405              --             --
Balanced Fund ................     203,046       1,050,579        113,770



   For the period ended April 30, 2004, the following Fund paid PXP Securities Corp., an indirect subsidiary of PNX, brokerage commissions in connection with portfolio transactions effected on behalf of the Fund as follows:

                                                          Commissions Paid
                                                       to PXP Securities Corp.
                                                      -------------------------
Balanced Fund ....................................             $36,636

     As Financial Agent of the Trust, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC Inc. (subagent to PEPCO) plus (2) the documented cost to PEPCO to provide tax services and oversight of the subagent's performance. For the period ended April 30, 2004, the Trust paid PEPCO $961,348. The fee schedule of PFPC Inc., ranges from 0.065% to 0.03% of the average daily net asset values of all the Phoenix-affiliated funds serviced by PFPC Inc. Certain minimum fees may apply.

     PEPCO serves as the Trust's Transfer Agent with State Street Bank and Trust Company serving as sub-transfer agent. For the period ended April 30, 2004, transfer agent fees were $2,776,299 as reported in the Statement of Operations, of which PEPCO retained the following:

                                                                 Transfer Agent
                                                                  Fee Retained
                                                                ----------------
Core Bond Fund ...............................................      $ 42,338
Aggressive Growth Fund .......................................       100,893
Capital Growth Fund ..........................................       476,612
High Yield Fund ..............................................        96,115
Money Market Fund ............................................       106,298
Balanced Fund ................................................       311,234

     At April 30, 2004, PNX and its affiliates the retirement plans of PNX and its affiliates, and Phoenix-affiliated Funds held shares of the Trust, which aggregated the following:

                                                                    Aggregate
                                                                    Net Asset
                                                       Shares         Value
                                                     ----------    ----------
Core Bond Fund, Class C ..........................       14,285    $  122,280
Aggressive Growth Fund, Class C ..................        5,133        62,931
Money Market Fund, Class A .......................    1,794,983     1,794,983

4. PURCHASES AND SALES OF SECURITIES

     Purchases and sales of securities (excluding U.S. Government and agency securities, short-term securities, options, forward currency contracts, swaps and loan agreements) for the period ended April 30, 2004, aggregated the following:

                                                    Purchases        Sales
                                                   -----------    -----------
Core Bond Fund .................................   $ 1,245,763    $ 5,746,458
Aggressive Growth Fund .........................   177,193,415    190,300,749
Capital Growth Fund ............................   317,109,431    314,051,319
High Yield Fund                                    144,013,627    147,417,989
Balanced Fund                                      314,943,581    379,886,559

PHOENIX SERIES FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2004 (UNAUDITED) (CONTINUED)


     Purchases and sales of long-term U.S. Government and agency securities for the period ended April 30, 2004, aggregated the following:

                                                    Purchases        Sales
                                                   -----------    -----------
Core Bond Fund .................................   $21,538,895    $19,004,968
Capital Growth Fund ............................     6,100,000             --
Balanced Fund ..................................    16,989,144     38,437,448

5. CREDIT RISK AND ASSET CONCENTRATIONS

     In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

     Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

     High yield/high risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the adviser and/or subadviser to accurately predict risk.

6. RESTRICTED SECURTIES

     At April 30, 2004, the Trust held the following restricted securities:

                                        Acquisition Date      Acquisition Cost
                                       ------------------    ------------------
CORE BOND FUND
 Home Ownership Funding Corp. II Pfd.
  144A 13.338%
    Shares 10,000 ....................           2/21/97            $5,765,465
    Shares 522 .......................           2/18/98               326,814
    Shares 3,000 .....................            3/2/98             1,844,880

AGGRESSIVE GROWTH FUND
 Metro Optix, Inc. Series B Pfd. .....           6/23/00             1,750,003

HIGH YIELD FUND
 Pennant CBO Ltd. 1A, D 13.43%,
   3/14/11 ...........................          10/22/99             2,915,310
 CB Cambridge Industries Liquidating
   Trust Interests 0%, 12/24/05 ......          12/24/01               369,206
 Poland Telecom Finance Series B
   14%, 12/1/07 ......................          11/24/97             5,000,000
 Sullivan Holdings,Inc. Class C ......           12/4/93               357,881


                                        Acquisition Date      Acquisition Cost
                                       ------------------    ------------------
BALANCED FUND
 ITW Cupids Financial Trust I 144A
   6.55%, 12/31/11 ...................           4/18/02             3,993,960

     Each Fund will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

7. OTHER

     At April 30, 2004, two Funds had one omnibus shareholder account (which is comprised of a group of individual shareholders) which individually amounted to more than 10% of the total shares outstanding, neither shareholder is affiliated with PNX.

Aggressive Growth Fund ...............            10.6%
Capital Growth Fund ..................            15.8

     On January 23, 2004, the Board of Trustees of the Phoenix Series Fund voted to direct a mandatory redemption of Class B shares of the Money Market Fund. Effective March 5, 2004, Class B shares of the Money Market Fund were closed to new investors and additional investor deposits. On March 12, 2004, this class of shares was liquidated at its net asset value.

8. FEDERAL INCOME TAX INFORMATION

     The Funds have capital loss carryovers which may be used to offset future capital gains, as follows:

                                               Expiration Year
                               ------------------------------------------------
                                  2004        2006        2007         2008
                               ----------  ----------  -----------  -----------
Core Bond Fund .............   $2,246,778          --  $ 6,429,814  $ 8,192,129
Aggressive Growth Fund .....           --          --          --
Capital Growth Fund ........           --          --          --
High Yield Fund ............           --  $1,533,950   38,223,988   27,836,215
Balanced Fund ..............           --          --          --

                                              Expiration Year
                            ----------------------------------------------------
                                2009          2010        2011         Total
                            ------------  -----------  -----------  ------------
Core Bond Fund ...........            --  $ 2,929,428           --  $ 19,798,149
Aggressive Growth Fund ...  $108,834,901   27,489,400           --   136,324,301
Capital Growth Fund ......   396,211,833   97,731,301  $15,273,804   509,216,938
High Yield Fund ..........    66,603,160   70,134,673   21,914,581   226,246,567
Balanced Fund ............    18,032,864   21,868,870   12,199,260    52,100,994

     The Funds may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

PHOENIX SERIES FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2004 (UNAUDITED) (CONTINUED)


9. SUBSEQUENT EVENT

     On May 31, 2004, W.S. Griffith Securities, Inc. was sold to Linsco/Private ledger, an independent broker/dealer and is no longer a subsidiary of PNX.


10. PROXY VOTING PROCEDURES

     The advisers and subadvisers to each of the Phoenix-affiliated Funds vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Funds. You may obtain a description of these procedures, free of charge, by calling toll-free 800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

FUND MANAGEMENT

     Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

     The address of each individual, unless otherwise noted, is 56 Prospect Street, Hartford, CT 06115-0480. There is no stated term of office for Trustees of the Trust.


                              INDEPENDENT TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                                                    NUMBER OF
                                                  PORTFOLIOS IN
                                                  FUND COMPLEX
    NAME, ADDRESS AND               LENGTH OF      OVERSEEN BY              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
      DATE OF BIRTH                TIME SERVED       TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  E. Virgil Conway                Served since          35         Chairman, Rittenhouse Advisors, LLC (consulting firm) since 2001.
  Rittenhouse Advisors, LLC       1993.                            Trustee/Director, Realty Foundation of New York (1972-present),
  101 Park Avenue                                                  Josiah Macy, Jr., Foundation (1975-present), Pace University
  New York, NY 10178                                               (1978-present), New York Housing Partnership Development Corp.
  DOB: 8/2/29                                                      (Chairman) (1981-present), Greater New York Councils, Boy Scouts of America (1985-present), The Academy of Political Science (Vice
                                                                   Chairman) (1985-present), Urstadt Biddle Property Corp.
                                                                   (1989-present). Chairman, Metropolitan Transportation Authority
                                                                   (1992-2001). Director, Trism, Inc. (1994-2001), Consolidated
                                                                   Edison Company of New York, Inc. (1970-2002), Atlantic Mutual
                                                                   Insurance Company (1974-2002), Centennial Insurance Company
                                                                   (1974-2002), Union Pacific Corp. (1978-2002), BlackRock Freddie
                                                                   Mac Mortgage Securities Fund (Advisory Director) (1990-2000),
                                                                   Accuhealth (1994-2002), The Harlem Youth Development Foundation
                                                                   (1998-2002).
------------------------------------------------------------------------------------------------------------------------------------
  Harry Dalzell-Payne             Served since          35         Currently retired.
  The Flat, Elmore Court          1993.
  Elmore, GL05, GL2 3NT
  U.K.
  DOB: 8/9/29
------------------------------------------------------------------------------------------------------------------------------------
  S. Leland Dill                  Served since          24         Currently retired. Trustee, Scudder Investments (33 portfolios)
  7721 Blue Heron Way             2004.                            (1986-present). Director, Coutts & Co. Trust Holdings Limited
  West Palm Beach, FL 33412                                        (1991-1999), Coutts & Co. Group (1944-1999) and Coutts & Co.
  DOB: 3/28/30                                                     International (USA) (private banking) (1992-2000).
------------------------------------------------------------------------------------------------------------------------------------
  Francis E. Jeffries             Served since          28         Director, The Empire District Electric Company (1984-present).
  8477 Bay Colony Dr. #902        1995.                            Director (1989-1997), Chairman of the Board (1993-1997), Phoenix
  Naples, FL 34108                                                 Investment Partners, Ltd.
  DOB: 9/23/30
------------------------------------------------------------------------------------------------------------------------------------
  Leroy Keith, Jr.                Served since          25         Partner, Stonington Partners, Inc. (private equity fund) since
  Stonington Partners, Inc.       1980.                            2001. Chairman (1995 to 2000) and Chief Executive Officer
  736 Market Street, Ste. 1430                                     (1995-1998), Carson Products Company (cosmetics).
  Chattanooga, TN 37402                                            Director/Trustee, Evergreen Funds (six portfolios).
  DOB: 2/14/39
------------------------------------------------------------------------------------------------------------------------------------

                              INDEPENDENT TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                                                    NUMBER OF
                                                  PORTFOLIOS IN
                                                  FUND COMPLEX
    NAME, ADDRESS AND               LENGTH OF      OVERSEEN BY              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
      DATE OF BIRTH                TIME SERVED       TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  Geraldine M. McNamara           Served since          35         Managing Director, U.S. Trust Company of New York (private bank)
  U.S. Trust Company of           2001.                            (1982-present).
  New York
  11 West 54th Street
  New York, NY 10019
  DOB: 4/17/51
------------------------------------------------------------------------------------------------------------------------------------
  Everett L. Morris               Served since          35         Currently retired, Vice President, W.H. Reaves and Company
  164 Laird Road                  1995.                            (investment management) (1993-2003).
  Colts Neck, NJ 07722
  DOB: 5/26/28
------------------------------------------------------------------------------------------------------------------------------------
  Donald B. Romans                Served since          24         President, Romans & Company (private investors and financial
  39 S. Sheridan Road             2004.                            consultants) (1987-present). Trustee, Burnham Investors Trust (5
  Lake Forest, IL 60045                                            portfolios) (1967-present).
  DOB: 4/22/31
------------------------------------------------------------------------------------------------------------------------------------
  Richard E. Segerson             Served since          25         Managing Director, Northway Management Company (1998-present).
  Northway Management Company     1993.                            Managing Director, Mullin Associates (1993-1998).
  164 Mason Street
  Greenwich, CT 06830
  DOB: 2/16/46
------------------------------------------------------------------------------------------------------------------------------------
  Lowell P. Weicker, Jr.          Served since          25         Director, UST, Inc. (1995-present), HPSC Inc. (1995-present),
  200 Duke Street                 1995.                            Compuware (1996-present) and WWF, Inc. (2000-present). President,
  Alexandria, VA 22314                                             The Trust for America's Health (non-profit) (2001-present).
  DOB: 5/16/31                                                     Director, Duty Free International, Inc. (1997-1998).
------------------------------------------------------------------------------------------------------------------------------------

                               INTERESTED TRUSTEES

     Each of the individuals listed below is an "interested person" of the Trust, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

------------------------------------------------------------------------------------------------------------------------------------
                                                    NUMBER OF
                                                  PORTFOLIOS IN
                                                  FUND COMPLEX
    NAME, ADDRESS AND               LENGTH OF      OVERSEEN BY              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
      DATE OF BIRTH                TIME SERVED       TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  *Marilyn E. LaMarche            Served since          29         Limited Managing Director, Lazard Freres & Co. LLC
   Lazard Freres & Co. LLC        2002.                            (1983-present). Director, The Phoenix Companies, Inc.
   30 Rockefeller Plaza,                                           (2001-present) and Phoenix Life Insurance Company (1989-present).
   59th Floor
   New York, NY 10020
   DOB: 5/11/34
------------------------------------------------------------------------------------------------------------------------------------
 **Philip R. McLoughlin           Served since          71         Consultant, Phoenix Investment Partners Ltd. (2002-present).
   DOB: 10/23/46                  1989.                            Director, PXRE Corporation (Delaware) (1985-present), World Trust
                                                                   Fund (1991-present). Chairman (1997-2002), Director (1995-2002),
   Chairman and President                                          Vice Chairman (1995-1997) and Chief Executive Officer
                                                                   (1995-2002), Phoenix Investment Partners, Ltd. Director and
                                                                   Executive Vice President, The Phoenix Companies, Inc.
                                                                   (2000-2002). Director (1994-2002) and Executive Vice President,
                                                                   Investments (1987-2002), Phoenix Life Insurance Company. Director
                                                                   (1983-2002) and Chairman (1995-2002), Phoenix Investment Counsel,
                                                                   Inc. Director (1982-2002) and President (1990-2000), Phoenix
                                                                   Equity Planning Corporation. Chairman and President,
                                                                   Phoenix/Zweig Advisers LLC (2001-2002). Director (2001-2002) and
                                                                   President (April 2002-September 2002), Phoenix Investment
                                                                   Management Company. Director and Executive Vice President,
                                                                   Phoenix Life and Annuity Company (1996-2002). Director
                                                                   (1995-2000) and Executive Vice President (1994-2002), PHL
                                                                   Variable Insurance Company. Director, Phoenix National Trust
                                                                   Holding Company (2001-2002). Director (1985-2002) and Vice
                                                                   President (1986-2002), PM Holdings, Inc. Director, W.S. Griffith
                                                                   Associates, Inc. (1995-2002). Director (1992-2002) and President
                                                                   (1993-1994), W.S. Griffith Securities, Inc.
------------------------------------------------------------------------------------------------------------------------------------
***James M. Oates                 Served since          30         Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital
   Hudson Castle Group, Inc.      1987.                            Markets, Inc.) (financial services) (1997-present). Managing
   c/o Northeast Investment                                        Director, Wydown Group (consulting firm) (1994-present).
   Management, Inc.                                                Director, Investors Financial Service Corporation (1995-present),
   50 Congress Street                                              Investors Bank & Trust Corporation (1995-present), Plymouth
   Suite 1000                                                      Rubber Co. (1995-present), Stifel Financial (1996-present),
   Boston, MA 02109                                                Connecticut River Bank (1998-present), New Hampshire Charitable
   DOB: 5/31/46                                                    Foundation (2001-present), Trust Co. of New Hampshire
                                                                   (2002-present). Director and Treasurer, Endowment for Health,
                                                                   Inc. (2000-present). Chairman, Emerson Investment Management,
                                                                   Inc. (2000-present), Vice Chairman, Massachusetts Housing
                                                                   Partnership (1998-1999). Director, Blue Cross and Blue Shield of
                                                                   New Hampshire (1994-1999), AIB Govett Funds (1991-2000), Command
                                                                   Systems, Inc. (1998-2000), Phoenix Investment Partners, Ltd.
                                                                   (1995-2001), 1Mind, Inc. (1999-2001), 1Mind.com (2000-2002).
------------------------------------------------------------------------------------------------------------------------------------

  * Ms. LaMarche is an "interested person," as defined in the Investment Company Act of 1940, by reason of her position as Director of The Phoenix Companies, Inc. and Phoenix Life Insurance Company.
 ** Mr. McLoughlin is an "interested person," as defined in the Investment
    Company Act of 1940, by reason of his relationship with Phoenix Investment Partners, Ltd. and its affiliates.
*** Mr. Oates is being treated as an Interested Trustee due to certain relationships existing among Mr. Oates, Hudson Castle Group, Inc. and The Phoenix Companies, Inc. and certain of its affiliates.

                   OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES

-----------------------------------------------------------------------------------------------------------------------------------
                                 POSITION(S) HELD WITH
    NAME, ADDRESS AND             TRUST AND LENGTH OF                                 PRINCIPAL OCCUPATION(S)
      DATE OF BIRTH                   TIME SERVED                                      DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------------
  William R. Moyer            Executive Vice President            Executive Vice President (1999-present) Senior Vice President
  DOB: 8/16/44                since 1990.                         (1995-1999), Chief Financial Officer (1995-present), Phoenix
                                                                  Investment Partners, Ltd. Director (1998-present), Executive Vice
                                                                  President, Chief Financial Officer and Treasurer (2000-present
                                                                  Senior Vice President and Chief Financial Officer (1996-2000),
                                                                  Phoenix Equity Planning Corporation. Director (1998-present),
                                                                  Senior Vice President, Chief Financial Officer and Treasurer
                                                                  (1996-present), Phoenix Investment Counsel, Inc. Director
                                                                  (2000-present), Executive Vice President (2000-present),
                                                                  Treasurer (1996-present), Senior Vice President (2000-2002), Duff
                                                                  & Phelps Investment Management Co. Executive Vice President,
                                                                  Phoenix Fund Complex (1990-present).
-----------------------------------------------------------------------------------------------------------------------------------
  John F. Sharry              Executive Vice President            Executive Vice President, Phoenix Investment Partners, Ltd.
  DOB: 3/28/52                since 1998.                         (1998-present), President, Phoenix Equity Planning Corporation
                                                                  (2000-present). Executive Vice President, Phoenix Fund Complex
                                                                  (1998-present).
-----------------------------------------------------------------------------------------------------------------------------------
  Nancy G. Curtiss            Treasurer since 1999.               Vice President, Fund Accounting (1994-2000), Treasurer
  DOB: 11/24/52                                                   (1996-2000), Assistant Treasurer (2001-2003), Vice President,
                                                                  Operations (2003-present), Phoenix Equity Planning Corporation.
                                                                  Treasurer, Phoenix Fund Complex (1994-present).
-----------------------------------------------------------------------------------------------------------------------------------
  Richard J. Wirth            Secretary since 2002,               Vice President and Insurance and Investment Products Counsel
  One American Row            Chief Legal Officer since           (2002-present), Counsel (1993-2002), Phoenix Life Insurance
  Hartford, CT 06102          2003.                               Company. Director (2003-present), President (2003-present),
  DOB: 11/14/58                                                   Assistant Secretary (2002-present), Phoenix Variable Advisors,
                                                                  Inc. Secretary (2002-present), Chief Legal Officer
                                                                  (2003-present), Phoenix Fund Complex.
-----------------------------------------------------------------------------------------------------------------------------------

PHOENIX SERIES FUND
101 Munson Street
Greenfield, Massachusetts 01301


TRUSTEES                                         INVESTMENT ADVISER
E. Virgil Conway                                 Phoenix Investment Counsel, Inc.
Harry Dalzell-Payne                              56 Prospect Street
S. Leland Dill                                   Hartford, Connecticut 06115-0480
Francis E. Jeffries
Leroy Keith, Jr.
Marilyn E. LaMarche                              Duff & Phelps Investment Management Co.
Philip R. McLoughlin                             (Phoenix-Duff & Phelps Core Bond Fund)
Geraldine M. McNamara                            55 East Monroe Street
Everett L. Morris                                Chicago, IL 60603
James M. Oates
Donald B. Romans
Richard E. Segerson                              PRINCIPAL UNDERWRITER
Lowell P. Weicker, Jr.                           Phoenix Equity Planning Corporation
                                                 56 Prospect Street
                                                 Hartford, Connecticut 06115-0480
OFFICERS
Philip R. McLoughlin, Chairman and President
William R. Moyer, Executive Vice President       TRANSFER AGENT
John F. Sharry, Executive Vice President         Phoenix Equity Planning Corporation
Nancy G. Curtiss, Treasurer                      56 Prospect Street
Richard J. Wirth, Chief Legal Officer            Hartford, Connecticut 06115-0480
   and Secretary

--------------------------------------------     CUSTODIAN
                                                 State Street Bank and Trust Company
IMPORTANT NOTICE TO SHAREHOLDERS                 P.O. Box 5501
The Securities and Exchange Commission           Boston, Massachusetts 02206-5501
has modified mailing regulations for
semiannual and annual shareholder fund
reports to allow mutual fund companies to        INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
send a single copy of these reports to           PricewaterhouseCoopers LLP
shareholders who share the same mailing          125 High Street
address. If you would like additional            Boston, Massachusetts 02110
copies, please call Mutual Fund Services
at 1-800-243-1574.
                                                 HOW TO CONTACT US
--------------------------------------------     Mutual Fund Services              1-800-243-1574
                                                 Advisor Consulting Group          1-800-243-4361
                                                 Text Telephone                    1-800-243-1926
                                                 Web site                  PHOENIXINVESTMENTS.COM

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

                                                        -----------------
                                                            PRESORTED
                                                            STANDARD
                                                          U.S. POSTAGE
                                                              PAID
                                                         Louisville, KY
                                                         Permit No. 1051
                                                        -----------------
--------------------------------------------------------------------------------


PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480


(LOGO)
PHOENIX
INVESTMENT PARTNERS, LTD.
A MEMBER OF THE PHOENIX COMPANIES, INC.
[GRAPHIC OMITTED]




For more information about Phoenix mutual funds, please call your financial representative or contact us at 1-800-243-4361 or PHOENIXINVESTMENTS.COM.













NOT INSURED BY FDIC/NCUA OR ANY FEDERAL GOVERNMENT AGENCY.
NO BANK GUARANTEE. NOT A DEPOSIT. MAY LOSE VALUE.

PXP 395 (6/04)


ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS

Not yet applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications  pursuant to  Rule 30a-2(a)  under the  1940 Act  and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)    Certifications  pursuant to  Rule 30a-2(a)  under the  1940 Act  and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Phoenix Series Fund
            ---------------------------------------------------------------

By (Signature and Title)*   /s/ Philip R. McLoughlin, Chairman
                         --------------------------------------------------
                            Philip R. McLoughlin, Chairman
                            (principal executive officer)

Date         July 6, 2004
    -----------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*   /s/ Philip R. McLoughlin, Chairman
                         --------------------------------------------------
                            Philip R. McLoughlin, Chairman
                            (principal executive officer)

Date         July 6, 2004
    -----------------------------------------------------------------------


By (Signature and Title)*   /s/ Nancy G. Curtiss
                         --------------------------------------------------
                            Nancy G. Curtiss, Treasurer
                            (principal financial officer)

Date         July 6, 2004
    -----------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.